Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	KMTUF
Entity Registrant Name	KOMATSU LTD
Entity Central Index Key	0000056594
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	953,327,882

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents (Notes 9 and 20)	¥ 93,620	¥ 83,079
Time deposits (Note 20)	217	907
Trade notes and accounts receivable (Notes 4, 7 and 20)	606,904	559,749
Inventories (Note 5)	633,647	612,359
Deferred income taxes and other current assets (Notes 9,15,19,20,21 and 23)	157,668	144,278
Total current assets	1,492,056	1,400,372
Long-term trade receivables (Notes 4 and 20)	235,825	184,294
Investments
Investments in and advances to affiliated companies (Note 7)	19,404	20,565
Investment securities (Notes 6, 20 and 21)	59,279	54,192
Other	2,574	2,582
Total investments	81,257	77,339
Property, plant and equipment - less accumulated depreciation and amortization (Notes 8, 9 and 16)	585,220	529,656
Goodwill (Note 10)	34,703	31,229
Other intangible assets - less accumulated amortization (Note 10)	58,523	57,953
Deferred income taxes and other assets (Notes 12, 15, 19, 20 and 21)	30,273	39,686
Assets	2,517,857	2,320,529
Current liabilities
Short-term debt (Notes 9, 11 and 20)	205,156	215,824
Current maturities of long-term debt (Notes 11, 16 and 20)	130,793	119,457
Trade notes, bills and accounts payable (Notes 7 and 20)	226,275	273,460
Income taxes payable (Note 15)	33,227	23,195
Deferred income taxes and other current liabilities (Notes 12, 15, 19, 20, 21 and 23)	232,125	231,774
Total current liabilities	827,576	863,710
Long-term liabilities
Long-term debt (Notes 11, 16 and 20)	343,814	312,519
Liability for pension and retirement benefits (Note 12)	49,912	50,685
Deferred income taxes and other liabilities (Notes 15, 19, 20 and 21)	43,860	36,158
Total long-term liabilities	437,586	399,362
Total liabilities	1,265,162	1,263,072
Commitments and contingent liabilities (Note 18)
Common Stock
Common stock: Authorized 3,955,000,000 shares Issued 983,130,260 shares Outstanding 952,778,859 shares in 2013 and 952,261,022 shares in 2012	67,870	67,870
Capital surplus	138,818	138,384
Retained earnings:
Appropriated for legal reserve	38,230	37,954
Unappropriated	1,034,504	951,395
Accumulated other comprehensive loss (Notes 6, 12, 14, 19 and 21)	(43,440)	(142,389)
Treasury stock at cost, 30,351,401 shares in 2013 and 30,869,238 shares in 2012	(42,788)	(43,518)
Total Komatsu Ltd. shareholders' equity	1,193,194	1,009,696
Noncontrolling interests	59,501	47,761
Total equity	1,252,695	1,057,457
Liabilities and Equity, Total	¥ 2,517,857	¥ 2,320,529

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012
Common stock, Authorized	3,955,000,000	3,955,000,000
Common stock, Issued	983,130,260	983,130,260
Common stock, Outstanding	952,778,859	952,261,022
Treasury stock, share	30,351,401	30,869,238

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales (Note 7)	¥ 1,884,991	¥ 1,981,763	¥ 1,843,127
Cost of sales (Notes 10, 12, 16, 19 and 24)	1,377,459	1,440,765	1,343,464
Selling, general and administrative expenses (Notes 3, 10, 12, 13, 16 and 24)	293,520	282,335	264,691
Impairment loss on long-lived assets (Note 24)	1,907	3,106	5,142
Other operating income (expenses), net (Note 24)	(503)	786	(6,901)
Operating income	211,602	256,343	222,929
Other expenses, net(Note 24)
Interest and dividend income (Note 7)	4,277	3,776	4,493
Interest expense	(8,236)	(7,784)	(6,475)
Other, net (Notes 3,6,19 and 21)	(3,040)	(2,726)	(1,138)
Total	(6,999)	(6,734)	(3,120)
Income before income taxes and equity in earnings of affiliated companies	204,603	249,609	219,809
Income taxes (Note 15)
Current	74,628	66,420	57,923
Deferred	(5,539)	8,050	6,783
Total	69,089	74,470	64,706
Income before equity in earnings of affiliated companies	135,514	175,139	155,103
Equity in earnings of affiliated companies	1,621	1,609	2,724
Net income	137,135	176,748	157,827
Less: Net income attributable to noncontrolling interests	10,814	9,707	7,075
Net income attributable to Komatsu Ltd.	¥ 126,321	¥ 167,041	¥ 150,752
Net income attributable to Komatsu Ltd.:
Basic	¥ 132.64	¥ 173.47	¥ 155.77
Diluted	¥ 132.51	¥ 173.32	¥ 155.66
Cash dividends per share	¥ 45	¥ 41	¥ 26

Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 137,135	¥ 176,748	¥ 157,827
Other comprehensive income (loss), for the period, net of tax
Foreign currency translation adjustments (Notes 14 and 15)	99,195	(8,952)	(39,529)
Net unrealized holding gains on securities available for sale (Notes 6,14 and 15)	4,690	725	1,978
Pension liability adjustments (Notes 12,14 and 15)	1,440	(1,943)	(91)
Net unrealized holding gains (losses) on derivative instruments (Notes 14,15 and 19)	555	(1,506)	(26)
Total other comprehensive income (loss), for the period, net of tax	105,880	(11,676)	(37,668)
Comprehensive income	243,015	165,072	120,159
Less: Comprehensive income attributable to noncontrolling interests	17,745	9,395	4,839
Comprehensive income attributable to Komatsu Ltd.	¥ 225,270	¥ 155,677	¥ 115,320

Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Capital surplus	Appropriated for legal reserve	Unappropriated	Accumulated other comprehensive loss	Treasury stock	Total Komatsu Ltd. shareholders' equity	Noncontrolling interests
Balance at Mar. 31, 2010	¥ 876,799	¥ 67,870	¥ 140,421	¥ 31,983	¥ 724,090	¥ (95,634)	¥ (34,755)	¥ 833,975	¥ 42,824
Cash dividends	(26,172)				(25,178)			(25,178)	(994)
Transfer to retained earnings appropriated for legal reserve				2,511	(2,511)
Other changes	2,124		(51)			7		(44)	2,168
Comprehensive income (loss)
Net income	157,827				150,752			150,752	7,075
Other comprehensive income (loss), for the period, net of tax
Foreign currency translation adjustments (Notes 14 and 15)	(39,529)					(37,237)		(37,237)	(2,292)
Net unrealized holding gains on securities available for sale (Notes 6, 14 and 15)	1,978					1,978		1,978
Pension liability adjustments (Notes 12, 14 and 15)	(91)					(91)		(91)
Net unrealized holding gains (losses) on derivative instruments (Notes 14, 15 and 19)	(26)					(82)		(82)	56
Comprehensive income	120,159							115,320	4,839
Issuance and exercise of stock acquisition rights (Note 13)	109		109					109
Purchase of treasury stock	(583)						(583)	(583)
Sales of treasury stock	244		44				200	244
Balance at Mar. 31, 2011	972,680	67,870	140,523	34,494	847,153	(131,059)	(35,138)	923,843	48,837
Cash dividends	(46,148)				(39,701)			(39,701)	(6,447)
Transfer to retained earnings appropriated for legal reserve				3,460	(3,460)
Other changes	(4,235)		(245)			34		(211)	(4,024)
Comprehensive income (loss)
Net income	176,748				167,041			167,041	9,707
Other comprehensive income (loss), for the period, net of tax
Foreign currency translation adjustments (Notes 14 and 15)	(8,952)					(8,759)		(8,759)	(193)
Net unrealized holding gains on securities available for sale (Notes 6, 14 and 15)	725					725		725
Pension liability adjustments (Notes 12, 14 and 15)	(1,943)					(1,930)		(1,930)	(13)
Net unrealized holding gains (losses) on derivative instruments (Notes 14, 15 and 19)	(1,506)					(1,400)		(1,400)	(106)
Comprehensive income	165,072							155,677	9,395
Issuance and exercise of stock acquisition rights (Note 13)	699		699					699
Purchase of treasury stock	(31,118)						(31,118)	(31,118)
Sales of treasury stock	507		(13)				520	507
Retirement of treasury stock (Note 13)			(2,580)		(19,638)		22,218
Balance at Mar. 31, 2012	1,057,457	67,870	138,384	37,954	951,395	(142,389)	(43,518)	1,009,696	47,761
Cash dividends	(48,835)				(42,877)			(42,877)	(5,958)
Transfer to retained earnings appropriated for legal reserve				276	(276)
Other changes	(47)								(47)
Comprehensive income (loss)
Net income	137,135				126,321			126,321	10,814
Other comprehensive income (loss), for the period, net of tax
Foreign currency translation adjustments (Notes 14 and 15)	99,195					92,176		92,176	7,019
Net unrealized holding gains on securities available for sale (Notes 6, 14 and 15)	4,690					4,690		4,690
Pension liability adjustments (Notes 12, 14 and 15)	1,440					1,503		1,503	(63)
Net unrealized holding gains (losses) on derivative instruments (Notes 14, 15 and 19)	555					580		580	(25)
Comprehensive income	243,015							225,270	17,745
Issuance and exercise of stock acquisition rights (Note 13)	434		434					434
Purchase of treasury stock	(32)						(32)	(32)
Sales of treasury stock	703				(59)		762	703
Balance at Mar. 31, 2013	¥ 1,252,695	¥ 67,870	¥ 138,818	¥ 38,230	¥ 1,034,504	¥ (43,440)	¥ (42,788)	¥ 1,193,194	¥ 59,501

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating activities
Net income	¥ 137,135	¥ 176,748	¥ 157,827
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	89,322	90,106	89,467
Deferred income taxes	(5,539)	8,050	6,783
Impairment loss and net loss (gain) from sale of investment securities	3,058	2,516	54
Net gain on sale of property	(567)	(915)	(2,807)
Loss on disposal of fixed assets	1,867	2,108	1,928
Impairment loss on long-lived assets	1,907	3,106	5,142
Pension and retirement benefits, net	(979)	1,536	(3,795)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(21,656)	(21,862)	(147,477)
Decrease (increase) in inventories	42,040	(137,354)	(97,790)
Increase (decrease) in trade payables	(54,347)	(38,207)	101,595
Increase (decrease) in income taxes payable	9,407	(15,185)	17,876
Other, net	12,397	34,961	21,599
Net cash provided by operating activities	214,045	105,608	150,402
Investing activities
Capital expenditures	(142,992)	(126,090)	(100,820)
Proceeds from sale of property	11,436	8,364	9,605
Proceeds from sale of available for sale investment securities	3,766	1,757	2,132
Purchases of available for sale investment securities	(11)	(1,457)	(1,379)
Acquisition of subsidiaries and equity investees, net of cash acquired	(5,051)	(8,649)	976
Collection of loan receivables	706	2,101	1,926
Disbursement of loan receivables	(50)	(440)	(1,236)
Decrease (increase) in time deposits, net	799	(125)	287
Net cash used in investing activities	(131,397)	(124,539)	(88,509)
Financing activities
Proceeds from debt issued (Original maturities greater than three months) (Note 2)	292,013	352,731	148,147
Payment on debt (Original maturities greater than three months) (Note 2)	(392,647)	(260,212)	(133,800)
Short-term debt - net (Original maturities three months or less) (Note 2)	84,823	54,405	(20,015)
Repayments of capital lease obligations	(6,591)	(45,271)	(28,637)
Sale (purchase) of treasury stock, net	38	(30,680)	175
Dividends paid	(42,877)	(39,701)	(25,178)
Other, net	(6,573)	(12,491)	2,943
Net cash provided by (used in) financing activities	(71,814)	18,781	(56,365)
Effect of exchange rate change on cash and cash equivalents	(293)	(995)	(3,733)
Net increase (decrease) in cash and cash equivalents	10,541	(1,145)	1,795
Cash and cash equivalents, beginning of year	83,079	84,224	82,429
Cash and cash equivalents, end of year	¥ 93,620	¥ 83,079	¥ 84,224

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies

1. Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies

Description of Business

Komatsu Ltd. (“Company”) and subsidiaries (together “Komatsu”) primarily manufacture and market various types of construction, mining and utility equipment throughout the world. Komatsu is also engaged in the manufacture and sale of industrial machinery and others.

The consolidated net sales of Komatsu for the year ended March 31, 2013, consisted of the following: Construction, Mining and Utility Equipment – 89.0%, Industrial Machinery and Others – 11.0%.

Sales are made principally under the Komatsu brand name, and are almost entirely executed through sales subsidiaries and sales distributors. These subsidiaries and distributors are responsible for marketing and distribution and primarily sell to retail dealers in their geographical area. Of consolidated net sales for the year ended March 31, 2013, 79.8% were generated outside Japan, with 29.8% in the Americas, 10.8% in Europe and CIS, 8.3% in China, 24.1% in Asia (excluding Japan and China) and Oceania, and 6.8% in the Middle East and Africa.

The manufacturing operations of Komatsu are conducted primarily at plants in Japan, United States, Germany, United Kingdom, Sweden, Indonesia, Brazil, Italy, and China.

Basis of Financial Statement Presentation

The accompanying consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America.

The accompanying consolidated financial statements are stated in Japanese yen, the currency of the country in which the Company is incorporated and principally operates.

Summary of Significant Accounting Policies

(1) Consolidation and Investments in Affiliated Companies

The consolidated financial statements include the accounts of the Company and all of its majority-owned domestic and foreign subsidiaries, except for certain immaterial subsidiaries.

Variable interest entities are consolidated in which the Company is the primary beneficiary in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 810, “Consolidation”. The consolidated balance sheets as of March 31, 2013 and 2012, include assets of ¥30,467 million and ¥26,609 million, respectively, of consolidated variable interest entities, which engage in equipment leasing in Europe. The majority of these assets are trade notes and accounts receivable, and long-term trade receivables.

Investments in affiliated companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies of a company, but does not have a controlling financial interest, are accounted for by the equity method.

(2) Foreign Currency Translation and Transactions

Assets and liabilities of foreign operations are translated at the exchange rates in effect at each fiscal year-end, and income and expenses of foreign operations are translated at the average rates of exchange prevailing during each fiscal year in consolidating the financial statements of overseas subsidiaries. The resulting translation adjustments are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements. All foreign currency transaction gains and losses are included in other expenses, net in the period incurred.

(3) Allowance for Doubtful Trade Receivables

Komatsu records allowance for doubtful receivables as the best estimate of the amount of probable credit losses in Komatsu’s existing receivables including financing receivables. The amount is determined based on historical experience, credit information of individual customers, and assessment of overdue receivables. An additional allowance for individual receivables is recorded when Komatsu becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration of the customer’s business performance. The amount of estimated credit losses is further adjusted to reflect changes in customer circumstances.

(4) Inventories

Inventories are stated at the lower of cost or market. Komatsu determines cost of work in process and finished products using the specific identification method based on actual costs accumulated under a job-order cost system. The cost of finished parts is determined principally using the first-in first-out method. Cost of materials and supplies is stated at average cost.

(5) Investment Securities

Komatsu’s investments in debt and marketable equity securities are categorized as available-for-sale securities which are stated at fair value. Changes in fair values are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements.

Unrealized losses on marketable securities are charged against net earnings when a decline in market value below initial cost is determined to be other than temporary based primarily on the financial condition and near term prospects of the issuer and the extent and length of the time of the decline.

Non-marketable equity securities are carried at cost. In assessing other-than-temporary impairment of these securities, Komatsu considers the financial condition and prospects of each investee company and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment securities exceeds its estimated fair value which is regularly determined using discounted cash flows or other valuation techniques considered appropriate.

(6) Property, Plant and Equipment, and Related Depreciation and Amortization

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated principally by the declining-balance method at rates based on the estimated useful lives of the assets. The estimated useful lives used in computing depreciation of property, plant and equipment are as follows:

Asset	Life
Buildings	4 to 50 years
Machinery and equipment	2 to 20 years

Certain leased machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2013 and 2012 were as follows:

	Millions of yen
	2013	2012
Aggregate cost	¥23,184	¥27,409
Accumulated amortization	14,468	16,527

Accumulated amortization related to capital leases is included in accumulated depreciation.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the costs of those properties and the related accumulated depreciation are relieved from the consolidated balance sheets and the differences between the costs of those properties and the related accumulated depreciation are recognized in other operating income (expenses), net of the consolidated statements of income.

(7) Goodwill and Other Intangible Assets

Komatsu uses the acquisition method of accounting for business combinations. Goodwill is tested for impairment at least annually. Any recognized intangible assets determined to have an indefinite useful life are not to be amortized, but instead tested for impairment at least annually until its life is determined to no longer be indefinite. Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever there is an indicator of possible impairment. An impairment loss would be recognized when the carrying amount of an asset or an asset group exceeds the estimated undiscounted cash flows expected to be generated by the asset or an asset group. The amount of the impairment loss to be recorded is determined by the difference between the fair value of the asset or an asset group using a discounted cash flow valuation model and carrying value.

(8) Revenue Recognition

Komatsu recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered for customers or dealers, (3) sales price is fixed or determinable, and (4) collectability is reasonably assured.

Revenue from sales of products including construction, mining and utility equipment and industrial machinery is recognized when title and risk of ownership is transferred to independently owned and operated customers or dealers, which occur upon the attainment of customer acceptance or when installation is completed. The conditions of acceptance are governed by the terms of the contract or arrangement. For arrangements with multiple elements, which may include any combination of products, installation and maintenance, Komatsu allocates revenue to each element based on its relative fair value if such elements meet the criteria for treatment as a separate unit of accounting. When Komatsu enters into a separate contract to render transportation or technical advice, principally related to a sale of mining equipment and large-sized industrial machinery such as large presses, these service revenues are accounted for separately from the product sale and recognized at the completion of the service delivery specified in the contract.

Service revenues from repair and maintenance and from transportation are recognized at the completion of service-delivery. Revenues from long-term fixed price maintenance contracts are recognized ratably over the contract period.

Certain consolidated subsidiaries rent construction equipment to customers. Rent revenue is recognized on a straight-line basis over the rental period.

Revenues are recorded net of discounts. In addition, taxes collected from customers and remitted to governmental-authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

(9) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

If a tax position meets the more-likely-than-not recognition threshold based on the technical merits of the position, Komatsu recognizes the benefit of such position in the financial statements. The benefit of the tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement with appropriate taxing authority.

(10) Product Warranties

Komatsu establishes a liability for estimated product warranty cost at the time of sale. Estimates for accrued product warranty cost are primarily based on historical experience and are classified as other current liabilities and other liabilities.

(11) Pension and Retirement Benefits

Komatsu recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax.

Amortization of actuarial net gain or loss is included as a component of Komatsu’s net periodic pension cost for defined benefit plans for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets.

In such case, the amount of amortization recognized is the resulting excess divided by average remaining service period of active employees expected to receive benefits under the plan. The expected return on plan assets is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed income investments currently available and expected to be available during the period to maturity of the pension benefits.

(12) Share-Based Compensation

Komatsu recognizes share-based compensation expense using the fair value method. Compensation expense is measured at grant-date fair value of the share-based award and charged to expense over the vesting period.

(13) Per Share Data

Basic net income attributable to Komatsu Ltd. per share has been computed by dividing net income attributable to Komatsu Ltd. by the weighted-average number of common shares outstanding during each fiscal year, after deducting treasury shares. Diluted net income attributable to Komatsu Ltd. per share reflects the potential dilution computed on the basis that all stock options were exercised (less the number of treasury shares assumed to be purchased from proceeds using the average market price of the Company’s common shares) to the extent that each is not antidilutive.

Dividends per share shown in the accompanying consolidated statements of income are based on dividends approved and paid in each fiscal year.

(14) Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the date of purchase.

Our foreign subsidiaries participate in a global cash pooling arrangement with a single financial institution, which is used to fund short-term liquidity needs. This arrangement contains specific provisions for the right to offset positive and negative cash balances on a global basis. The facility allows for cash withdrawals from this financial institution based upon our aggregate cash deposits within the same financial institution. Komatsu’s consolidated Balance Sheets as of March 31, 2013 and 2012 reflect cash net of withdrawals of ¥57,568 million and ¥28,823 million respectively.

(15) Derivative Financial Instruments

Komatsu uses various derivative financial instruments to manage its interest rate and foreign exchange exposure.

All derivatives, including derivatives embedded in other financial instruments, are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheet. Changes in the fair values of derivative instruments not designated or not qualifying as hedges and any ineffective portion of qualified hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments which qualify as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in accumulated other comprehensive income (loss), and recognized in earnings when the hedged item is recognized in earnings.

(16) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

Long-lived assets and certain identifiable intangibles to be held and used by Komatsu are reviewed for impairment based on a cash flow analysis of the asset or an asset group whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. The assets to be held for use are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying amounts. The impairment losses are measured as the amount by which the carrying amount of the asset or an asset group exceeds the fair value. Long-lived assets and identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

(17) Use of Estimates

Komatsu has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses presented in consolidated financial statements prepared in conformity with U.S. GAAP. Actual results could differ from the estimates and assumptions.

Komatsu has identified several areas where it believes estimates and assumptions are particularly critical to the financial statements. These are the determination of the useful lives of Property, Plant and Equipment, the allowance for doubtful receivables, impairment of long-lived assets and goodwill, pension liabilities and expenses, product warranty liabilities, fair value of financial instruments, realization of deferred tax assets, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates.

(18) Recently Adopted Accounting Standards

In the fiscal year ended March 31, 2013, Komatsu adopted the Accounting Standards Update (“ASU”) 2011-05, “Presentation of Comprehensive Income”. The Update requires an entity to report comprehensive income either in a single continuous financial statement (one-statement approach) or in two separate but consecutive statements (two-statement approach). ASU2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05” deferred the effective date for implementing the presentation of reclassification adjustments out of accumulated comprehensive income to the reporting periods beginning after December 15, 2012.

Komatsu has elected the two-statement approach, which has been applied retrospectively for all periods presented.

Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2013
Supplemental Cash Flow Information

2. Supplemental Cash Flow Information

Additional cash flow information and noncash investing and financing activities for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Additional cash flow information:
Interest paid	¥8,554	¥7,309	¥6,367
Income taxes paid	59,438	87,134	46,227
Noncash investing and financing activities:
Capital lease obligations incurred	¥3,286	¥2,300	¥2,244

Amounts reported in the other, net of net cash provided by operating activities in the accompanying consolidated statements of cash flows for the fiscal years ended March 31, 2013, 2012 and 2011 included a decrease of ¥16,856 million, an increase of ¥18,352 million and an increase of ¥12,297 million in advances received respectively.

In the consolidated statements of cash flow, Komatsu disclosed its cash flow of short-term debt in financing activities on a net amount basis until the fiscal year ended March 31, 2012. From the fiscal year ended March 31, 2013, Komatsu discloses its cash flow on a net amount basis for the debts whose original maturities are three months or less. The consolidated statements of cash flow for fiscal years ended March 31, 2012 and 2011 have been re-presented to be consistent with the March 31, 2013 presentation. This change does not have any impact on the reported total cash flow from financing activities.

Business Combinations	12 Months Ended
Mar. 31, 2013
Business Combinations

3. Business Combinations

(1) Log Max AB and Log Max, Inc.

On November 30, 2012, Komatsu Forest AB (hereinafter “KFAB”), the Company’s wholly owned subsidiary acquired all of the equity interests in Log Max AB and Log Max, Inc., for ¥6,782 million from Log Max International Holding AB. Through this acquisition, Log Max AB and Log Max, Inc., became wholly owned subsidiaries of KFAB.

Log Max AB, is a Swedish-based manufacturer of forest machine attachments such as harvester heads and Log Max, Inc. is its U.S. sales arm. Harvester heads manufactured by Log Max AB and KFAB are mutually complementary in types of harvesting and tree sizes and Komatsu expects synergies through the sales expansion of forestry machines. Goodwill recognized is attributable primarily to expected synergies.

The allocation of fair value to the acquired assets and assumed liabilities under ASC 805, “Business Combinations” was completed in the year ended March 31, 2013.

Following is a summary of the assets acquired and liabilities adjusted to reflect purchase price allocation assumed as of the date of acquisition.

Millions of yen
Consideration
Cash and cash equivalents	¥6,782

Fair value of total consideration transferred	6,782
Acquisiton-related cost (included in selling, general and administrative expenses)	¥298

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥2,340
Property, plant and equipment	50
Intangible assets	3,758
Other assets	16

Total assets acquired	6,164

Current liabilities	(492)
Long-term liabilities	(931)

Total liabilities assumed	(1,423)

Net assets acquired	4,741

Goodwill	2,041

¥6,782

The goodwill of ¥2,041 million was assigned to the Construction, Mining and Utility Equipment segment. The goodwill is not deductible for tax purpose.

The amounts of sales and income of Log Max AB and Log Max, Inc. included in Komatsu’s consolidated income statement since the date of acquisition for the year ended March 31, 2013 were immaterial.

Assuming this acquisition had been made at the beginning of any prior annual reporting periods, the consolidated pro forma results would not be materially different from reported results.

(2) Gigaphoton Inc.

On May 18, 2011, the Company acquired additional 50,000 shares of Gigaphoton Inc. (hereinafter “Gigaphoton”) for cash consideration of ¥7,500 million.

Prior to the additional acquisition, the Company held a 50.0% equity interest in Gigaphoton and accounted for the investment by the equity method. As a result of the additional investment, the Company’s ownership increased to 100.0% and Gigaphoton became a consolidated subsidiary of the Company.

Gigaphoton was established by Ushio Inc. (hereinafter “Ushio”) and the Company as a 50-50 joint-venture company to develop, manufacture, sell and service excimer laser light sources for lithography tools in August 2000.

To develop an extreme ultraviolet light source, Ushio and Gigaphoton have been working on different methods. Because Gigaphoton and Ushio will be competing on the same market, Ushio and the Company have decided to terminate the joint-venture agreement. As a wholly owned subsidiary of the Company, Gigaphoton is expected further expand its conventional excimer laser business and also accelerate the pace of research and development by teaming up with the Company to create an extreme ultraviolet light source as the basis for next-generation lithography tools.

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

Millions of yen
Consideration
Cash and cash equivalents	¥7,500

Fair value of total consideration transferred	7,500
Fair value of Komatsu’s equity interest in Gigaphoton held before the business combination	7,500

¥15,000

Acquisiton-related cost (included in selling, general and administrative expenses)	¥36

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥14,859
Property, plant and equipment	2,376
Intangible assets	7,425
Other assets	15

Total assets acquired	24,675

Current liabilities	(7,860)
Long-term liabilities	(2,896)

Total liabilities assumed	(10,756)

Net assets acquired	13,919

Goodwill	1,081

¥15,000

The goodwill of ¥1,081 million was assigned to the Industrial Machinery and Others operating segment. The goodwill is not deductible for tax purposes.

As a result of remeasuring to fair value its 50% equity interest in Gigaphoton held before the business combination, a gain of ¥2,592 million was recorded in other expenses, net in the accompanying consolidated statement of income for the fiscal year ended March 31, 2012.

The amounts of Gigaphoton’s sales and net income included in Komatsu’s consolidated income statement since the date of acquisition of the additional 50.0% equity interest for the year ended March 31, 2012 were immaterial.

Assuming this acquisition had been made at the beginning of the prior annual reporting period, the consolidated pro forma results would not be materially different from reported results.

Trade Notes and Accounts Receivable	12 Months Ended
Mar. 31, 2013
Trade Notes and Accounts Receivable

4. Trade Notes and Accounts Receivable

Receivables at March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Trade notes	¥121,423	¥108,390
Accounts receivable	502,141	464,884

Total	623,564	573,274
Less: allowance-current	(16,660)	(13,525)

Trade notes and accounts receivable	¥606,904	¥559,749

Long-term trade receivables, gross	237,159	186,012
Less: allowance-noncurrent	(1,334)	(1,718)

Long-term trade receivables	235,825	184,294

Installment and lease receivables (less unearned interest) are included in trade notes and accounts receivable and long-term trade receivables.

The roll-forward schedule of the allowance for credit losses of the financing receivables for the years ended March 31, 2013, 2012 and 2011 are as follows:

	Millions of yen
	2013	2012	2011
Balance at beginning of year	¥7,750	¥7,474	¥7,550
Provision	1,094	1,256	2,277
Charge-offs	(794)	(1,004)	(1,855)
Other	1,144	24	(498)

Balance at end of year	¥9,194	¥7,750	¥7,474

Past due financing receivables at March 31, 2013 and 2012 were not material.

Equipment sales revenue from sales-type leases is recognized at the inception of the lease. At March 31, 2013 and 2012, lease receivables comprised the following:

	Millions of yen
	2013	2012
Minimum lease payments receivable	¥225,463	¥232,798
Unearned income	(19,252)	(21,839)

Net lease receivables	¥206,211	¥210,959

The residual values of leased assets at March 31, 2013 and 2012 were not material.

Komatsu did not have any cash flows from securitization activities from the sale of trade notes and accounts receivable for the fiscal years ended March 31, 2013 and 2012.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

5. Inventories

At March 31, 2013 and 2012, inventories comprised the following:

	Millions of yen
	2013	2012
Finished products, including finished parts held for sale	¥437,729	¥422,001
Work in process	141,166	141,302
Materials and supplies	54,752	49,056

Total	¥633,647	¥612,359

Investment Securities	12 Months Ended
Mar. 31, 2013
Investment Securities

6. Investment Securities

Investment securities at March 31, 2013 and 2012, primarily consisted of securities available for sale.

Unrealized holding gains and losses are included as a component of accumulated other comprehensive income (loss) until realized.

The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2013 and 2012, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2013
Investment securities:
Marketable equity securities available for sale	¥17,915	¥33,047	¥8	¥50,954

Other investment securities at cost	8,325

	¥26,240

At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥19,890	¥26,072	¥29	¥45,933

Other investment securities at cost	8,259

	¥28,149

Other investment securities primarily include non-marketable equity securities.

Proceeds from the sale of investment securities available for sale were ¥3,766 million, ¥1,757 million and ¥2,132 million for the years ended March 31, 2013, 2012 and 2011, respectively.

Impairment loss and net gain (loss) from sale of investment securities available for sale during the years ended March 31, 2013, 2012 and 2011, amounted to losses of ¥3,058 million, ¥2,516 million and ¥54 million, respectively. Such losses were included in other expense, net in the accompanying consolidated statements of income. The cost of the investment securities sold was computed based on the average cost method.

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31,2013 and 2012, are as follows:

	Millions of yen
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2013
Investment securities:
Marketable equity securities available for sale	¥190	¥8	¥—	¥—	¥190	¥8

At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥272	¥29	¥—	¥—	¥272	¥29

Komatsu judged the decline in fair value of investment securities at year end to be temporary, by considering such factors as financial and operating condition of issuer, the industry in which the issuer operates and other relevant factors.

Investments in and Advances to Affiliated Companies	12 Months Ended
Mar. 31, 2013
Investments in and Advances to Affiliated Companies

7. Investments in and Advances to Affiliated Companies

At March 31, 2013 and 2012, investments in and advances to affiliated companies comprised the following:

	Millions of yen
	2013	2012
Investments in capital stock	¥18,862	¥19,737
Advances	542	828

Total	¥19,404	¥20,565

The investments in and advances to affiliated companies relate to the companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies, but not a controlling financial interest.

Dividends received from affiliated companies were ¥400 million, ¥566 million and ¥469 million during the years ended March 31, 2013, 2012 and 2011, respectively.

Trade notes and accounts receivable from affiliated companies at March 31, 2013 and 2012, were ¥22,417 million and ¥23,439 million, respectively.

Short-term loans receivable from affiliated companies at March 31, 2013 and 2012, were ¥565 million and ¥664 million, respectively.

Trade notes and accounts payable to affiliated companies at March 31, 2013 and 2012, were ¥8,879 million and ¥8,396 million, respectively.

Net sales to affiliated companies for the years ended March 31, 2013, 2012 and 2011, were ¥52,785 million, ¥51,848 million and ¥42,673 million, respectively.

Intercompany profits (losses) have been eliminated in the consolidated financial statements.

As of March 31, 2013 and 2012, consolidated unappropriated retained earnings included Komatsu’s share of undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥7,496 million and ¥9,721 million, respectively.

The difference between the carrying value of the investments in affiliated companies and Komatsu’s equity in the underlying net assets of such affiliated companies is insignificant as of March 31, 2013 and 2012.

Summarized financial information for affiliated companies at March 31, 2013 and 2012, and for the years ended March 31, 2013, 2012 and 2011, is as follows:

	Millions of yen
	2013	2012
Current assets	¥118,422	¥108,919
Net property, plant and equipment – less accumulated depreciation and amortization	39,318	38,415
Investments and other assets	34,533	33,291

Total assets	¥192,273	¥180,625

Current liabilities	¥92,642	¥85,235
Noncurrent liabilities	47,517	43,238
Equity	52,114	52,152

Total liabilities and equity	¥192,273	¥180,625

	Millions of yen
	2013	2012	2011
Net sales	¥185,381	¥196,328	¥208,959

Net income	¥4,090	¥3,351	¥5,602

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

8. Property, Plant and Equipment

The major classes of property, plant and equipment at March 31, 2013 and 2012, are as follows:

	Millions of yen
	2013	2012
Land	¥107,168	¥97,943
Buildings	389,484	353,486
Machinery and equipment	772,526	712,578
Construction in progress	22,339	21,897

Total	1,291,517	1,185,904
Less: accumulated depreciation and amortization	(706,297)	(656,248)

Net property, plant and equipment	¥585,220	¥529,656

Pledged Assets	12 Months Ended
Mar. 31, 2013
Pledged Assets

9. Pledged Assets

At March 31, 2013 and 2012, assets pledged as collateral for short-term debt and guarantees for debt are as follows:

	Millions of yen
	2013	2012
Cash and cash equivalents	¥3	¥2
Other current assets	1,682	2,279
Property, plant and equipment – less accumulated depreciation and amortization	788	—

Total	¥2,473	¥2,281

The above assets were pledged against the following liabilities:

	Millions of yen
	2013	2012
Appearing in the consolidated balance sheets as:
Short-term debt	¥788	—
Guarantees for debt	1,685	¥2,281

Total	¥2,473	¥2,281

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Other Intangible Assets

10. Goodwill and Other Intangible Assets

Intangible assets other than goodwill at March 31, 2013 and 2012 are as follows:

	Millions of yen
	2013			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥33,026	¥(19,983)	¥13,043	¥34,221	¥(19,759)	¥14,462
Leasehold	7,499	(734)	6,765	8,834	(1,818)	7,016
Other	36,808	(12,930)	23,878	34,898	(11,525)	23,373

Total	77,333	(33,647)	43,686	77,953	(33,102)	44,851

Other intangible assets not subject to amortization			14,837			13,102

Total other intangible assets			¥58,523			¥57,953

Net carrying amounts of other in intangible assets subject to amortization mainly consist of customer relationships of ¥1,088 million and technology assets of ¥5,056 million resulting from the acquisition of additional shares of Gigaphoton for the fiscal year ended March 31, 2012 and customer relationships of ¥10,115 million and technology assets of ¥3,230 million resulting from the acquisition of additional shares of Komatsu NTC Ltd. for the fiscal year ended March 31, 2008.

The aggregate amortization expense of other intangible assets subject to amortization for the years ended March 31, 2013, 2012 and 2011 were ¥8,477 million, ¥8,499 million and ¥8,149 million, respectively. The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2014	¥6,784
2015	5,727
2016	4,420
2017	3,647
2018	2,643

The changes in carrying amounts of goodwill for the years ended March 31, 2013 and 2012 were as follow:

	Millions of yen
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2011
Goodwill	¥24,098	¥13,942	¥38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

Goodwill acquired during the year	1,278	1,081	2,359
Foreign exchange impact	(445)	—	(445)
Other	—	(6)	(6)
Balance at March 31, 2012
Goodwill	24,931	15,017	39,948
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,752	¥14,477	¥31,229

Goodwill acquired during the year	2,041	—	2,041
Foreign exchange impact	1,433	—	1,433
Balance at March 31, 2013
Goodwill	28,405	15,017	43,422
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥20,226	¥14,477	¥34,703

Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term and Long-Term Debt

11. Short-Term and Long-Term Debt

Short-term debt at March 31, 2013 and 2012, consisted of the following:

	Millions of yen
	2013	2012
Banks, insurance companies and other financial institutions	¥164,156	¥170,824
Commercial paper	41,000	45,000
Short-term debt	¥205,156	¥215,824

The weighted-average annual interest rates applicable to short-term debt outstanding at March 31, 2013 and 2012, were 1.9% and 3.0%, respectively. Certain consolidated subsidiaries have entered into contracts for committed credit lines totaling ¥49,997 million and have unused committed lines of credit amounting to ¥14,738 million with certain financial institutions at March 31, 2013, which are available for full and immediate borrowings. The Company is party to a committed ¥150,000 million commercial paper program and unused committed commercial paper program amounting to ¥109,000 million at March 31, 2013, is available upon the satisfaction of certain customary procedural requirements. Long-term debt at March 31, 2013 and 2012, consisted of the following:

	Millions of yen
	2013	2012
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2013–2018, weighted-average rate 3.0%	¥260,536	¥240,629
Euro Medium-Term Notes maturing serially through 2013–2017, weighted-average rate 1.7%	80,734	56,098
1.66% Unsecured Bonds due 2012	—	20,000
0.85% Unsecured Bonds due 2012	—	10,000
1.53% Unsecured Bonds due 2013	30,000	30,000
1.19% Unsecured Bonds due 2014	30,000	30,000
0.58% Unsecured Bonds due 2016	30,000	30,000
0.32% Unsecured Bonds due 2017	30,000	—
Capital lease obligations (Note 16)	9,976	12,536
Other	3,361	2,713

Total	474,607	431,976
Less: current maturities	(130,793)	(119,457)

Long-term debt	¥343,814	¥312,519

In 1996, the Company, Komatsu Finance America Inc. and Komatsu Finance (Netherlands) B.V. registered the US$1.0 billion Euro Medium-Term Note Program (“the Program”) on the London Stock Exchange. On April 1, 1999, the registered amount of the Program was increased to US$1.2 billion. On October 14, 2003, Komatsu Europe Coordination Center N.V. and on September 25, 2008, Komatsu Capital Europe S.V. were added as an issuer under the Program, respectively. At March 31, 2013, the issuers under the Program were the Company, Komatsu Finance America Inc. and Komatsu Capital Europe S.A. Under the Program, each of the issuers may from time to time issue notes denominated in any currency as may be agreed between the relevant issuers and dealers. The issuers under the Program issued ¥29,588 million during the fiscal year ended March 31, 2013, and ¥29,095 million during the fiscal year ended March 31, 2012 of Euro Medium-Term Notes with various interest rates and maturity dates.

The Company has established a program to issue up to ¥100,000 million of variable term bonds.

As is customary in Japan, substantially all bank loans are made under agreements which provide that the banks may require, under certain conditions, the borrower to provide collateral, additional collateral or guarantors for its loans.

Lending banks have a right to offset cash deposited with them against any debt or obligation that becomes due and, in the case of default and certain other specified events, against all other debt payable to the banks.

Under certain loan agreements, the lender may require the borrower to submit proposals for the payment of dividends and other appropriations of earnings for the lender’s review and approval before presentation to the shareholders. Komatsu has never received such a request.

Annual maturities of long-term debt subsequent to March 31, 2013, excluding market value adjustments of ¥1,153 million are as follows:

Year ending March 31	Millions of yen
2014	¥130,480
2015	119,162
2016	112,345
2017	69,659
2018	41,185
2019 and thereafter	623

Total	¥473,454

Liability for Pension and Other Retirement Benefits	12 Months Ended
Mar. 31, 2013
Liability for Pension and Other Retirement Benefits

12. Liability for Pension and Other Retirement Benefits

The Company’s employees, with certain minor exceptions, are covered by a severance payment and a defined benefit cash balance pension plan. The plan provides that approximately 60% of the employee benefits are payable as a pension payment, commencing upon retirement at age 60 (mandatory retirement age) and that the remaining benefits are payable as a lump-sum severance payment based on remuneration, years of service and certain other factors at the time of retirement. The plan also provides for lump-sum severance payments, payable upon earlier termination of employment.

Under the cash balance pension plan, each employee has an account which is credited yearly based on the current rate of pay and market-related interest rate.

Certain subsidiaries have various funded pension plans and/or unfunded severance payment plans for their employees, which are based on years of service and certain other factors. The Company and certain subsidiaries’ funding policies are to contribute the amounts to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

	Millions of yen
	2013	2012
Change in benefit obligations:
Benefit obligations, beginning of year	¥134,572	¥134,360
Service cost	7,247	7,493
Interest cost	3,516	3,475
Actuarial loss	6,233	2,520
Plan participants’ contributions	175	87
Acquisition	168	140
Plan amendment	410	—
Settlements	(104)	—
Benefits paid	(10,838)	(12,646)
Foreign currency exchange rate change	3,132	(857)

Benefit obligations, end of year	¥144,511	¥134,572

Change in plan assets:
Fair value of plan assets, beginning of year	¥89,061	¥92,291
Actual return on plan assets	9,922	1,010
Employers’ contributions	7,193	5,447
Plan participants’ contributions	175	48
Acquisition	—	6
Settlements	(104)	—
Benefits paid	(7,602)	(9,106)
Foreign currency exchange rate change	2,863	(635)

Fair value of plan assets, end of year	¥101,508	¥89,061

Funded status, end of year	¥(43,003)	¥(45,511)

Prepaid benefit cost	¥2,899	¥1,799
Other current liabilities	(112)	(100)
Accrued benefit liability	(45,790)	(47,210)

	¥(43,003)	¥(45,511)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥34,628	¥37,701
Prior service cost	2,183	2,142

	¥36,811	¥39,843

The accumulated benefit obligations for all defined benefit plans were ¥133,537 million and ¥125,327 million, respectively, at March 31, 2013 and 2012.

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

	Millions of yen
	2013	2012
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥106,196	¥108,512
Plan assets	69,466	68,793
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥132,078	¥116,386
Plan assets	86,119	69,360

Components of net periodic pension cost

Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2013, 2012 and 2011, consisted of the following components:

	Millions of yen
	2013	2012	2011
Service cost – Benefits earned during the year	¥7,247	¥7,493	¥6,630
Interest cost on projected benefit obligations	3,516	3,475	3,585
Expected return on plan assets	(2,804)	(2,727)	(2,961)
Amortization of actuarial loss	2,188	2,571	2,285
Amortization of prior service cost	369	236	227
Curtailment and settlement gain	—	—	(12)

Net periodic cost	¥10,516	¥11,048	¥9,754

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Current year actuarial loss (gain)	¥(885)	¥3,350
Amortization of actuarial loss	(2,188)	(2,571)
Current year prior service cost	410	887
Amortization of prior service cost	(369)	(236)

	¥(3,032)	¥1,430

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows:

Millions of yen
Amortization of actuarial loss	¥1,860
Amortization of prior service cost	278

Information with respect to the defined benefit plans is as follows:

Assumptions

Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2013	2012	2013	2012
Discount rate	1.6%	2.0%	4.5%	5.5%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.8%	—	—
Assumed rate of increase in future compensation levels	2.6%	2.3%	4.6%	4.6%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2013	2012	2011	2013	2012	2011
Discount rate	2.0%	2.0%	2.0%	5.5%	6.0%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	3.8%	—	—	—
Assumed rate of increase in future compensation levels	2.3%	2.6%	2.6%	4.6%	4.6%	4.4%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	6.1%	6.5%	7.2%

The Company and certain domestic subsidiaries have defined benefit cash balance pension plans. These companies adopt the assumed rate of increase in future compensation levels under the point-based benefit system.

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and actual historical returns of each plan asset category.

Plan assets

In order to secure long-term comprehensive earnings, the Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, the Company and certain subsidiaries formulate a basic portfolio comprised of the judged optimum combination of equity and debt securities. Plan assets are principally invested in equity securities, debt securities and life insurance company general accounts in accordance with the guidelines of the basic portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. The Company and certain subsidiaries evaluate the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the basic portfolio. The Company and certain subsidiaries revise the basic portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

The “Pension and Retirement Benefit Committee” is organized in the Company in order to periodically monitor the employment of such plan assets.

Komatsu’s target basic portfolio for plan assets consists of three major components: approximately 35% invested in equity securities, approximately 30% invested in debt securities, and approximately 35% invested in other assets, primarily consisting of investments in life insurance company general accounts.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment assets, Komatsu has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Komatsu has selected the appropriate investment country and currency. There is no significant concentration of risk within the portfolio of investments.

The three levels of input used to measure fair value are more full described in Note 21.

The fair values of benefit plan assets at March 31, 2013 and 2012 are by asset class are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥2,787	¥—	¥—	¥2,787
Equity securities
Japanese equities	8,974	498	—	9,472
Foreign equities	16,580	5,195	—	21,775
Pooled funds	6,040	1,106	—	7,146
Debt securities
Government bonds and municipal bonds	17,640	6,443	—	24,083
Corporate bonds	—	5,085	—	5,085
Other assets
Life insurance company general accounts	—	30,267	—	30,267
Other	495	398	—	893

Total	¥52,516	¥48,992	¥—	¥101,508

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥3,985	—	—	¥3,985
Equity securities
Japanese equities	7,152	459	—	7,611
Foreign equities	14,257	4,449	—	18,706
Pooled funds	4,485	619	—	5,104
Debt securities
Government bonds and municipal bonds	14,868	4,650	—	19,518
Corporate bonds	—	4,382	—	4,382
Other assets
Life insurance company general accounts	—	29,087	—	29,087
Other	42	170	456	668

Total	¥44,789	¥43,816	¥456	¥89,061

(1) The plan’s equity securities include common stock of the Company in the amount of ¥37 million (0.06% of the Company’s total plan assets) and ¥45 million (0.08% of the Company’s total plan assets) at March 31, 2013 and 2012, respectively.

(2) The plan’s pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3) The plan’s government bonds and municipal bonds include approximately 45% Japanese bonds and 55% foreign bonds.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.

Level 1 assets are comprised principally of equity securities and debt securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of equity securities, debt securities and investments in life insurance company general accounts. Equity securities and debt securities are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly. Investments in life insurance company general accounts are valued at conversion value.

The fair value of level 3 assets, consisting of the investment trusts held by foreign subsidiaries, was ¥456 million at March 31, 2012. Amounts of actual returns on, purchases and sales of, these assets are not material to Komatsu’s consolidated financial position or results of operations.

Cash flows

(1) Contributions

The Company and certain subsidiaries expect to contribute ¥5,046 million to their benefit plans in the year ending March 31, 2014.

(2) Estimated future benefit payments

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2014	¥7,786
2015	8,318
2016	9,176
2017	9,093
2018	8,404
Through 2019-2023	¥42,202

Other postretirement benefit plans

Some U.S. subsidiaries provide certain postretirement health care and life insurance benefits for substantially all of their employees. The plans are contributory, with contributions indexed to salary levels. Employee contributions are adjusted to provide for any costs of the plans in excess of those paid for by the subsidiaries. The policy is to fund the cost of these benefits as claims and premiums are paid. In the fiscal year ended March 31, 2008 certain U.S. subsidiaries established a Voluntary Employees’ Beneficiary Association (“VEBA”) trust to hold assets and pay substantially all of these subsidiaries’ self-funded post employment benefit plan obligations. The VEBA trust arrangement provides for segregation and legal restriction of the plan assets to satisfy plan obligations, and tax deductibility for contributions to the trust, subject to certain tax code limitations.

The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

	Millions of yen
	2013	2012
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligations, beginning of year	¥9,091	¥8,309
Service cost	317	218
Interest cost	413	436
Actuarial loss	379	795
Plan participants’ contributions	3	2
Medicare Part D	36	57
Benefits paid	(413)	(652)
Foreign currency exchange rate change	1,405	(74)

Accumulated postretirement benefit obligation, end of year	¥11,231	¥9,091

Change in plan assets:
Fair value of plan assets, beginning of year	¥6,305	¥5,351
Actual return on plan assets	469	298
Employers’ contributions	1,318	1,881
Plan participants’ contributions	3	2
Benefits paid	(1,002)	(1,205)
Foreign currency exchange rate change	1,021	(22)

Fair value of plan assets, end of year	¥8,114	¥6,305

Funded status, end of year	¥(3,117)	¥(2,786)

Prepaid benefit cost	¥840	¥704
Other current liabilities	(41)	(37)
Accrued benefit liability	(3,916)	(3,453)

	¥(3,117)	¥(2,786)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,734	¥3,657
Prior service cost	476	543

	¥4,210	¥4,200

Accumulated postretirement benefit obligations exceed plan assets for each of the U.S. subsidiaries’ plans.

Components of net periodic postretirement benefit cost

Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2013, 2012 and 2011, included the following components:

	Millions of yen
	2013	2012	2011
Service cost – Benefits earned during the year	¥317	¥218	¥227
Interest cost on projected benefit obligations	413	436	452
Expected return on plan assets	(360)	(320)	(302)
Amortization of actuarial loss	193	154	196
Amortization of prior service cost	67	64	65

Net periodic cost	¥630	¥552	¥638

Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Current year actuarial loss	¥270	¥761
Amortization of actuarial loss	(193)	(154)
Current year prior service cost	—	56
Amortization of prior service cost	(67)	(64)

	¥10	¥599

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows:

Millions of yen
Amortization of actuarial loss	¥219
Amortization of Prior service cost	67

Information with respect to the plans is as follows:

Assumptions

Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2013	2012
Discount rate	4.1%	4.7%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.8%	7.9%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	3	4

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2013	2012	2011
Discount rate	4.7%	5.6%	5.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	5.2%	5.3%	5.6%
Current healthcare cost trend rate	7.9%	7.9%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	4	5	7

At March 31, 2013 and 2012, the impact of one percentage point change in the assumed health care cost trend rates would not be material to Komatsu’s consolidated financial position or results of operations.

Plan assets

The U.S. subsidiaries’ investment policies are to provide returns that will maximize principal growth while accepting only moderate risk.

The U.S. subsidiaries’ asset portfolio will be invested in a manner that emphasizes safety of capital while achieving total returns consistent with prudent levels of risk. The basic portfolio for the plan assets are comprised approximately of 35% equity securities and 65% debt securities.

The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the invested companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. There is no significant concentration of risk within the portfolio of investments.

The three levels of input used to measure fair value are more full described in Note 21.

The fair values of postretirement benefit plan assets at March 31, 2013 and 2012, by asset class are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥460	¥—	¥—	¥460
Equity securities
Foreign equities	966	—	—	966
Pooled funds	1,796	—	—	1,796
Debt securities
Government bonds and municipal bonds	333	3,200	—	3,533
Corporate bonds	—	1,359	—	1,359

Total	¥3,555	¥4,559	¥—	¥8,114

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥281	¥—	¥—	¥281
Equity securities
Foreign equities	816	—	—	816
Pooled funds	1,427	—	—	1,427
Debt securities
Government bonds and municipal bonds	—	2,775	—	2,775
Corporate bonds	—	1,006	—	1,006

Total	¥2,524	¥3,781	¥—	¥6,305

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.

Level 1 assets are comprised principally of equity securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of debt securities, which are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Cash flows

(1) Contributions

The U.S. subsidiaries expect to contribute ¥36 million to their post retirement benefit plans in the year ending March 31, 2014.

(2) Estimated future benefit payments

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2014	¥650
2015	688
2016	715
2017	739
2018	762
Through 2019-2023	¥4,228

Directors of domestic subsidiaries are primarily covered by unfunded retirement allowance plans. At March 31, 2013, 2012 and 2011, the amounts required if all directors covered by the plans had terminated their service have been fully accrued. Such amounts are not material to Komatsu’s consolidated financial position or results of operations for any of the periods presented.

Certain subsidiaries maintain various defined contribution plans covering certain employees. The amount of cost recognized for all periods presented is not material to Komatsu’s consolidated financial position or results of operations.

Komatsu Ltd. Shareholders' Equity	12 Months Ended
Mar. 31, 2013
Komatsu Ltd. Shareholders' Equity

13. Komatsu Ltd. Shareholders’ Equity

(1) Common Stock and Capital Surplus

The Commercial Code of Japan (“the Code”) permitted, upon approval of the Board of Directors, transfer of amounts from capital surplus to common stock. Prior to October 2001, the Company from time to time made free share distributions that were accounted for by a transfer from capital surplus to common stock of the aggregate par value of shares issued. Effective on October 2001, the Code requires no accounting recognition for such free share distribution. Publicly owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing appropriate capital accounts by an amount equal to the fair value of the shares issued. If such United States practice had been applied to the cumulative free distributions made by the Company, capital surplus at March 31, 2013, would have been increased by ¥103,189 million with a corresponding decrease in unappropriated retained earnings.

At March 31, 2013 and 2012, affiliated companies owned 1,092,000 and 1,092,000 shares which represent 0.11% and 0.11% of the Company’s common stock outstanding, respectively.

The Companies Act, which has been in force since May 1, 2006 (“the Act”), requires a company to obtain the approval of shareholders for transferring an amount between common stock and capital surplus. Common stock and capital surplus also are available for being transferred to other capital surplus or being used to reduce a deficit mainly upon an approval of shareholders.

(2) Retained Earnings Appropriated for Legal Reserve

The Act provides that an amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock.

Legal reserve is available for being transferred to other retained earnings or being used to reduce a deficit mainly upon an approval of shareholders.

(3) Retained Earnings and Dividends

The amount of retained earnings available for dividends under the Act is based on the amount recorded in the Company’s general books of account maintained in accordance with accounting principles generally accepted in Japan. In addition to the Act provision requiring an appropriation for capital surplus or legal reserve as discussed above, the Act imposes certain limitations on the amount of retained earnings available for dividends. Accordingly, total shareholders’ equity of ¥340,851 million, included in the Company’s general books of account as of March 31, 2013 is available for dividends under the Act.

The Board of Directors recommended to and approved by the shareholders, at the general meeting held on June 19, 2013, payment of a cash dividend totaling ¥22,880 million to shareholders of record on March 31, 2013. The dividend approved in the shareholder’s meeting on June 19, 2013 has not been reflected in the consolidated financial statements as of March 31, 2013. Dividends are reported in the consolidated statements of equity when approved and paid.

The Act provides that a company can make dividends of earnings anytime with resolution of the shareholders. It also provides that a company can declare an interim dividend once a fiscal year according to its charter of corporation.

(4) Repurchase and Retirement of the Company’s Outstanding Shares

The Company repurchased its own shares based on the resolutions made by the Board of Directors in its meeting held on October 27, 2011 and in accordance with Article 156 of the Act as modified by Article 165, Paragraph 3 of the Act. The Company retired repurchased shares pursuant to Article 178 of the Act. By March 31, 2012, the company had purchased and retired 15,613,800 shares. The purchasing and retiring amounts are ¥29,997 million and ¥22,218 million respectively. The difference of the amounts is due to the difference between the purchasing price and moving average book value of the shares.

(5) Share-Based Compensation

The Company has two types of stock option plans as share-based compensation for directors and certain employees and certain directors of subsidiaries.

The stock option plans resolved by the Board of Directors’ meetings held in and before June 2010.

The right to purchase the Company’s shares is granted at a predetermined price to directors and certain employees and certain directors of subsidiaries. The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.

The stock option plans resolved by the Board of Directors’ meetings held in and after July 2010.

The right to purchase the Company’s shares is granted at an exercise price of ¥1 per share to directors and certain employees and certain directors of subsidiaries.

Based on the resolutions of the shareholders’ meeting on June 23, 2010 and the Board of Directors on July 13, 2010, the Company issued 210 rights of its share acquisition rights to directors and 558 rights of its share acquisition rights to certain employees and certain directors of subsidiaries during the year ended March 31, 2011. The options vest 100% on each of the grant dates and are exercisable from August 2, 2013.

Based on the resolutions of the shareholders’ meeting on June 23, 2010 and the Board of Directors on July 13, 2011, the Company issued 872 rights of its share acquisition rights to directors. Based on the resolutions of the shareholders’ meeting on June 22, 2011 and the Board of Directors on July 13, 2011, the Company also issued 2,529 rights of its share acquisition rights to certain employees and certain directors of subsidiaries during the year ended March 31, 2012. The options vest 100% on each of the grant dates and are exercisable from August 1, 2014.

Based on the resolutions of the shareholders’ meeting on June 23, 2010 and the Board of Directors on July 12, 2012, the Company issued 843 rights of its share acquisition rights to directors. Based on the resolutions of the shareholders’ meeting on June 20, 2012 and the Board of Directors on July 12, 2012, the Company also issued 2,555 rights of its share acquisition rights to certain employees and certain directors of subsidiaries during the year ended March 31, 2013. The options vest 100% on each of the grant dates and are exercisable from August 1, 2015.

The number of shares subject to one share acquisition right is 100 shares.

Komatsu recognizes compensation expense using the fair value method. Compensation expenses during the years ended March 31, 2013, 2012 and 2011 were ¥500 million, ¥771 million and ¥137 million, respectively, and were recorded in selling, general and administrative expenses.

The following table summarizes information about stock option activity for the years ended March 31, 2013, 2012 and 2011:

	2013		2012		2011
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
		Yen		Yen		Yen
Outstanding at beginning of year	3,182,900	¥1,947	3,235,800	¥2,047	3,333,000	¥2,051
Granted	339,800	1	340,100	1	76,800	1
Exercised	(535,000)	1,189	(393,000)	1,082	(174,000)	1,238

Outstanding at end of year	2,987,700	1,861	3,182,900	1,947	3,235,800	2,047

Exercisable at end of year	2,231,000	2,492	2,766,000	2,240	3,159,000	2,096

The intrinsic values of options exercised were ¥632 million, ¥519 million and ¥199 million for the years ended March 31, 2013, 2012 and 2011.

The information for options outstanding and options exercisable at March 31, 2013 are as follows.

	Outstanding				Options Exercisable
	Number of shares	Weighted average exercise price	Intrinsic value	Weighted average remaining contractual life	Number of shares	Weighted average exercise price	Intrinsic value	Weighted average remaining contractual life
Exercise Prices		Yen	Millions of yen	years		Yen	Millions of yen	years
¥1 – 900	756,700	¥1	¥1,701	6.7	—	¥—	¥—	—
¥901 – 1,350	150,000	1,126	169	0.3	150,000	1,126	169	0.3
¥1,351 – 2,325	1,072,000	2,068	240	2.7	1,072,000	2,068	240	2.7
¥2,326 – 3,700	1,009,000	3,146	0	2.9	1,009,000	3,146	0	2.9
¥1 – 3,700	2,987,700	1,861	2,110	3.6	2,231,000	2,492	409	2.6

The fair value of each share option award is estimated on the date of grant using a discrete-time model (a binomial model) based on the assumptions noted in the following table. Because a discrete-time model incorporates ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on implied volatilities from historical volatility of the Company’s shares.

The Company uses historical data to estimate share option exercise and employee departure behavior used in the discrete-time model. The expected term of share options granted represents the period of time that share options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2013	2012	2011
Grant-date fair value	¥1,470	¥2,268	¥1,785
Expected term	5 years	5 years	5 years
Risk-free rate	0.10% – 0.81%	0.12% – 1.12%	0.13% – 1.11%
Expected volatility	46.00%	48.00%	54.00%
Expected dividend yield	1.91%	1.83%	0.96%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2013	0.10%	0.10%	0.10%	0.13%	0.20%	0.30%	0.41%	0.55%	0.68%	0.81%
2012	0.12%	0.16%	0.21%	0.29%	0.38%	0.49%	0.63%	0.78%	0.96%	1.12%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss)

14. Other Comprehensive Income (Loss)

Each component of accumulated other comprehensive income (loss) at March 31, 2013, 2012 and 2011, is as follows:

	Millions of yen
	2013	2012	2011
Foreign currency translation adjustments:
Balance, beginning of year	¥(131,009)	¥(122,286)	¥(85,056)
Current period other comprehensive income (loss)	92,176	(8,723)	(37,230)

Balance, end of year	¥(38,833)	¥(131,009)	¥(122,286)

Net unrealized holding gains on securities available for sale:
Balance, beginning of year	¥16,829	¥16,104	¥14,126
Current period other comprehensive income (loss)	4,690	725	1,978

Balance, end of year	¥21,519	¥16,829	¥16,104

Pension liability adjustments:
Balance, beginning of year	¥(26,338)	¥(24,406)	¥(24,315)
Current period other comprehensive income (loss)	1,503	(1,932)	(91)

Balance, end of year	¥(24,835)	¥(26,338)	¥(24,406)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(1,871)	¥(471)	¥(389)
Current period other comprehensive income (loss)	580	(1,400)	(82)

Balance, end of year	¥(1,291)	¥(1,871)	¥(471)

Total accumulated other comprehensive loss;
Balance, beginning of year	¥(142,389)	¥(131,059)	¥(95,634)
Current period other comprehensive income (loss)	98,949	(11,330)	(35,425)

Balance, end of year	¥(43,440)	¥(142,389)	¥(131,059)

For the fiscal year ended March 31, 2012, Adjustment for the year of Foreign currency translation adjustments included ¥36 million of gains and of Pension Liability adjustment ¥2 million of losses which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).

For the fiscal year ended March 31, 2011, Adjustment for the year of Foreign currency translation adjustments included ¥7 million of gains which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).

The component of other comprehensive income (loss) and adjustments including amounts attributable to noncontrolling interests for the years ended March 31, 2013, 2012 and 2011 are as follows:

	Millions of yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2013:
Foreign currency translation adjustments
Unrealized holding gains arising during the year	¥97,769	¥368	¥98,137
Less: reclassification adjustment for losses included in net income	1,646	(588)	1,058

Net unrealized gains	99,415	(220)	99,195
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	7,833	(2,673)	5,160
Less: reclassification adjustment for gains included in net income	(731)	261	(470)

Net unrealized gains	7,102	(2,412)	4,690
Pension liability adjustments
Unrealized holding losses arising during the year	118	(697)	(579)
Less: reclassification adjustment for losses included in net income	2,817	(798)	2,019

Net unrealized gains	2,935	(1,495)	1,440
Net unrealized holding gains on derivative instruments:
Changes in fair value of derivatives	(7,830)	2,974	(4,856)
Net losses reclassified into earnings	8,741	(3,330)	5,411

Net unrealized gains	911	(356)	555

Other comprehensive income	¥110,363	¥(4,483)	¥105,880

2012:
Foreign currency translation adjustments
Unrealized holding losses arising during the year	¥(9,543)	¥591	¥(8,952)
Less: reclassification adjustment for losses included in net income	—	—	—

Net unrealized losses	(9,543)	591	(8,952)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	3,331	(1,021)	2,310
Less: reclassification adjustment for gains included in net income	(2,676)	1,091	(1,585)

Net unrealized gains	655	70	725
Pension liability adjustments
Unrealized holding losses arising during the year	(5,198)	1,420	(3,778)
Less: reclassification adjustment for losses included in net income	3,025	(1,190)	1,835

Net unrealized losses	(2,173)	230	(1,943)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	665	(410)	255
Net gains reclassified into earnings	(3,023)	1,262	(1,761)

Net unrealized losses	(2,358)	852	(1,506)

Other comprehensive loss	¥(13,419)	¥1,743	¥(11,676)

	Millions of yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2011:
Foreign currency translation adjustments
Unrealized holding losses arising during the year	¥(40,022)	¥493	¥(39,529)
Less: reclassification adjustment for losses included in net income	—	—	—

Net unrealized losses	(40,022)	493	(39,529)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	4,172	(1,678)	2,494
Less: reclassification adjustment for gains included in net income	(871)	355	(516)

Net unrealized gains	3,301	(1,323)	1,978
Pension liability adjustments
Unrealized holding losses arising during the year	(4,308)	2,706	(1,602)
Less: reclassification adjustment for losses included in net income	2,761	(1,250)	1,511

Net unrealized losses	(1,547)	1,456	(91)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	7,395	(2,995)	4,400
Net gains reclassified into earnings	(7,475)	3,049	(4,426)

Net unrealized losses	(80)	54	(26)

Other comprehensive loss	¥(38,348)	¥680	¥(37,668)

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

15. Income Taxes

The sources of income before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2013, 2012 and 2011, were as follows:

	Millions of yen
	2013	2012	2011
Income before income taxes and equity in earnings of affiliated companies:
Domestic	¥54,445	¥79,712	¥68,682
Foreign	150,158	169,897	151,127

	¥204,603	¥249,609	¥219,809

Income taxes:
Current –
Domestic	¥23,885	¥16,618	¥15,391
Foreign	50,743	49,802	42,532

	¥74,628	¥66,420	¥57,923

Deferred –
Domestic	¥(2,627)	¥8,911	¥4,885
Foreign	(2,912)	(861)	1,898

	¥(5,539)	¥8,050	¥6,783

Total	¥69,089	¥74,470	¥64,706

Total income taxes recognized for the years ended March 31, 2013, 2012 and 2011 were applicable to the following:

	Millions of yen
	2013	2012	2011
Income before income taxes and equity in earnings of affiliated companies	¥69,089	¥74,470	¥64,706
Other comprehensive income(loss):
Foreign currency translation adjustments	220	(591)	(493)
Net unrealized holding gains(losses) on securities available for sale	2,412	(70)	1,323
Pension liability adjustments	1,495	(230)	(1,456)
Net unrealized holding gains(losses) on derivative instruments	356	(852)	(54)

Total income taxes	¥73,572	¥72,727	¥64,026

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2013 and 2012, are as follows:

	Millions of yen
	2013	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥4,537	¥5,151
Accrued expenses	38,093	33,801
Investment securities	5,828	5,691
Pension and retirement benefits	11,120	13,619
Property, plant and equipment	10,735	11,066
Inventories	10,783	9,460
Net operating loss carryforwards	19,143	14,265
Research and development expenses	1,376	1,255
Other	12,141	8,170

Total gross deferred tax assets	113,756	102,478
Less valuation allowance	(25,015)	(20,730)

Total deferred tax assets	¥88,741	¥81,748

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥11,750	¥8,776
Property, plant and equipment	10,705	11,267
Intangible assets	10,583	10,584
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,393	4,724

Total deferred tax liabilities	¥38,431	¥35,351

Total deferred tax assets	¥50,310	¥46,397

Net deferred tax assets and liabilities as of March 31, 2013 and 2012 are reflected on the consolidated balance sheets under the following captions:

	Millions of yen
	2013	2012
Deferred income taxes and other current assets	¥55,591	¥44,825
Deferred income taxes and other assets	13,442	18,835
Deferred income taxes and other current liabilities	(507)	(687)
Deferred income taxes and other liabilities	(18,216)	(16,576)

	¥50,310	¥46,397

The valuation allowances were ¥36,690 million and ¥49,081 million as of March 31, 2011 and 2010, respectively. The net changes in the total valuation allowance for the years ended March 31, 2013, 2012 and 2011 were an increase of ¥4,285 million, a decrease of ¥15,960 million and a decrease of ¥12,391 million, respectively. The decreases for the years ended March 31, 2012 and 2011 were due primarily to a reduction in the valuation allowance at certain consolidated subsidiaries related to changes in assessment about the likelihood of recovery of certain deferred tax assets. The valuation allowance had been recorded as the subsidiaries had not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred tax assets.

The decrease of the valuation allowance for the year ended March 31, 2012 mainly consists of ¥12,686 million by a change in assessment about the likelihood of recovery of a deferred tax asset related to the decision of the merger between Komatsu Rental Ltd. and the Company for the year ended March 31, 2012. The decrease of the valuation allowance for the year ended March 31, 2011 mainly consists of ¥13,579 million by a change in the likelihood of recovery of a deferred tax asset related to the decision of the merger between Komatsu Utility Co., Ltd. and the Company for the year ended March 31, 2011.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating losses available to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets, net of the existing valuation allowances at March 31, 2013 and 2012, are deductible, management believes it is more likely than not that the companies will realize the benefits of these deductible differences and net operating loss carryforwards. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The Company and its domestic subsidiaries are subject to a National Corporate tax rate of 28%, an inhabitant tax of approximately 5% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a Japanese statutory tax rate of approximately 38.1% for the year ended March 31, 2013 and are subject to a National Corporate tax rate of 30%, an inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a Japanese statutory tax rate of approximately 40.8% for the years ended March 31, 2012 and 2011. The inhabitant tax rate and Enterprise tax rate vary by local jurisdiction.

The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2013, 2012 and 2011, are summarized as follows:

	2013	2012	2011
Japanese statutory tax rate	38.1%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	1.3	(5.4)	(4.9)
Expenses not deductible for tax purposes	0.5	0.1	1.5
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.2)	(6.7)	(8.3)
Tax credit for research and development expenses	(1.3)	(0.0)	(1.3)
Other, net	1.4	1.0	1.6

Effective tax rate	33.8%	29.8%	29.4%

On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory tax rate in Japan will be changed to approximately 38.1% for fiscal years beginning on or after April 1, 2012, and to approximately 35.7% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its domestic subsidiaries measured deferred tax assets and liabilities based on the tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. The effect of tax rate changes in Japan did not have a material impact on Komatsu’s consolidated financial statements.

Foreign subsidiaries are subject to income taxes of the countries in which they operate. At March 31, 2013 and 2012, undistributed earnings of foreign subsidiaries amount to ¥629,808 million and ¥538,322 million, respectively. Komatsu has a policy to distribute a certain portion of undistributed earnings of foreign subsidiaries. As of March 31, 2013 and 2012, Komatsu recognized deferred tax liabilities of ¥1,773 million and ¥1,211 million, respectively, associated with those earnings. As of March 31, 2013 and 2012, Komatsu has not recognized deferred tax liabilities of ¥19,442 million and ¥20,138 million, respectively, for such portion of undistributed earnings of foreign subsidiaries that the Company intends to reinvest indefinitely.

At March 31, 2013, certain subsidiaries had net operating loss carryforwards aggregating approximately ¥59,780 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2013	Millions of yen
Within 5 years	¥25,339
6 to 20 years	17,575
Indefinite periods	16,866

Total	¥59,780

Although Komatsu believes its estimates of unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the total amount of unrecognized tax benefits in the future periods. For the years ended March 31, 2013, 2012 and 2011, Komatsu did not have material unrecognized tax benefits and thus, no significant interest and penalties related to unrecognized tax benefits were recognized. Based on the information available as of March 31, 2013, Komatsu does not expect significant changes to the unrecognized tax benefits within the next twelve months.

Komatsu files income tax returns in Japan and various foreign tax jurisdictions. Komatsu is no longer subject to income tax examinations by the tax authority before and in the fiscal year ended March 31, 2009 in Japan and, is no longer subject to income tax examinations by the tax authority before and in the fiscal year ended March 31, 2006 in the United States. In other foreign tax jurisdictions, the other subsidiaries are no longer subject to income tax examinations by tax authorities before and in the fiscal year ended March 31, 2006 with few exceptions.

Rent Expenses	12 Months Ended
Mar. 31, 2013
Rent Expenses

16. Rent Expenses

Komatsu leases office space and equipment and employee housing under cancelable and non-cancelable lease agreements. Rent expenses under cancelable and non-cancelable operating leases amounted to ¥15,437 million, ¥15,491 million and ¥14,480 million, respectively, for the years ended March 31, 2013, 2012 and 2011. At March 31, 2013, the future minimum lease payments under non-cancelable operating leases and capital leases are as follows:

	Millions of yen
Year ending March 31	Capital leases	Operating lease commitments	Total
2014	¥4,675	¥4,300	¥8,975
2015	3,297	3,047	6,344
2016	1,515	2,154	3,669
2017	367	1,284	1,651
2018	187	639	826
Thereafter	389	1,558	1,947

Total minimum lease payments	¥10,430	¥12,982	¥23,412

Less: amounts representing interest	(454)

Present value of net minimum capital lease payments	¥9,976

Net Income Attributable to Komatsu Ltd. per Share	12 Months Ended
Mar. 31, 2013
Net Income Attributable to Komatsu Ltd. per Share

17. Net Income Attributable to Komatsu Ltd. per Share

A reconciliation of the numerators and denominators of the basic and diluted net income attributable to Komatsu Ltd. per share computations is as follows:

	Millions of yen
	2013	2012	2011
Net income attributable to Komatsu Ltd.	¥126,321	¥167,041	¥150,752

	Number of shares
	2013	2012	2011
Weighted average common shares outstanding, less treasury stock	952,376,139	962,919,074	967,803,446
Dilutive effect of:
Stock options	902,065	857,871	671,477

Weighted average diluted common shares outstanding	953,278,204	963,776,945	968,474,923

	Yen
	2013	2012	2011
Net income attributable to Komatsu Ltd. per share:
Basic	¥132.64	¥173.47	¥155.77

Diluted	132.51	173.32	155.66

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments and Contingent Liabilities

18. Commitments and Contingent Liabilities

At March 31, 2013, Komatsu was contingently liable for discounted and transferred receivables on a recourse basis with the financial institutions of ¥406 million.

Komatsu provides guarantees to third parties of loans of the employees, affiliated companies, customers and other companies. The guarantees relating to the employees are mainly made for their housing loans. The guarantees of loans relating to the affiliated companies, customers and other companies are made to enhance the credit of those companies.

For each guarantee provided, Komatsu would have to perform under a guarantee, if the borrower defaults on a payment within the contract terms. The contract terms are from 10 years to 30 years in the case of employees with housing loans, and from 1 year to 11 years in the case of loans relating to the affiliated companies, customers and other companies. The maximum amount of undiscounted payments Komatsu would have had to make in the event of default is ¥94,776 million at March 31, 2013. The fair value of the liabilities recognized for Komatsu’s obligations as guarantors under those guarantees at March 31, 2013 were insignificant. Certain of those guarantees were secured by collateral and insurance issued to the Company.

Management of Komatsu believes that losses from those contingent liabilities, if any, would not have a material effect on the consolidated financial statements.

Commitments for capital investment outstanding at March 31, 2013, aggregated approximately ¥13,100 million.

Komatsu is involved in certain legal actions and claims arising in the ordinary course of its business. It is the opinion of management and legal counsel that such litigation and claims will be resolved without material effect on Komatsu’s financial statements.

Komatsu has business activities with customers, dealers and associates around the world. The trade receivables from such parties and the guarantees for them are well diversified to minimize concentrations of credit risks. Management does not anticipate incurring losses on its trade receivables in excess of established allowances.

Komatsu also issues contractual product warranties under which it generally guarantee the performance of products delivered and services rendered for a certain period or term. Change in accrued product warranty cost for the years ended March 31, 2013 and 2012 is summarized as follows:

	Millions of yen
	2013	2012
Balance at beginning of year	¥30,534	¥28,531
Addition	25,624	28,234
Utilization	(27,412)	(26,211)
Other	2,454	(20)

Balance at end of year	¥31,200	¥30,534

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments

19. Derivative Financial Instruments

Risk Management Policy

Komatsu is exposed to market risk primarily from changes in foreign currency exchange and interest rates with respect to debt obligations, international operations and foreign currency denominated credits and debts. In order to manage these risks that arise in the normal course of business, Komatsu enters into various derivative transactions for hedging pursuant to its policies and procedures (Notes 20 and 21). Komatsu does not enter into derivative financial transactions for trading or speculative purposes.

Komatsu has entered into interest rate swap and cap agreements, partly concurrent with currency swap agreements for the purpose of managing the risk resulting from changes in cash flow or fair value that arise in their interest rate and foreign currency exposure with respect to certain short-term and long-term debts.

Komatsu operates internationally which expose Komatsu to the foreign exchange risk against existing assets and liabilities and transactions denominated in foreign currencies (principally the U.S. dollar and the Euro). In order to reduce these risks, Komatsu executes forward exchange contracts and option contracts based on its projected cash flow in foreign currencies.

Komatsu is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments, but Komatsu does not expect any counterparties to fail to meet their obligations because of the high credit rating of the counterparties. Komatsu has not held any derivative instruments which consisted credit-risk-related contingent features.

Cash Flow Hedges

Komatsu uses derivative financial instruments designated as cash flow hedges to manage Komatsu’s foreign exchange risks associated with forecasted transactions and Komatsu’s interest risks associated with debt obligations. For transactions denominated in foreign currencies, Komatsu typically hedges forecasted and firm commitment exposures to the variability in cash flow basically up to one year. For the variable rate debt obligations, Komatsu enters into interest rate swap contracts to manage the changes in cash flows. Komatsu records the changes in fair value of derivative instruments designated as cash flow hedges in other comprehensive income (loss). These amounts are reclassified into earnings through other income (expenses), net when the hedged items impact earnings. Approximately ¥1,000 million of existing income included in accumulated other comprehensive income (loss) at March 31, 2013 will be reclassified into earnings within twelve months from that date. No cash flow hedges were discontinued during the year ended March 31, 2013 as a result of anticipated transactions that are no longer probable of occurring.

Undesignated Derivative Instruments

Komatsu has entered into interest rate swap and cross-currency swap contracts not designated as hedging instruments under ASC 815, “Derivatives and Hedging” as a means of managing Komatsu’s interest rate exposures for short-term and long-term debts. Forward contracts and option contracts not designated as hedging instruments under ASC815 are also used to hedge certain foreign currency exposures. The changes in fair value of such instruments are recognized currently in earnings.

Notional Principal Amounts of Derivative Financial Instruments

Notional principal amounts of derivative financial instruments outstanding at March 31, 2013 and 2012 are as follows.

	Millions of yen
	2013	2012
Forwards and options:
Sale of foreign currencies	¥130,060	¥129,282
Purchase of foreign currencies	39,904	78,859
Option contracts (purchased)	—	247
Interest rate swaps, cross-currency swaps and interest rate cap agreements	103,182	83,014

Fair value of derivative instruments at March 31, 2013 and 2012 on the consolidated balance sheets are as follows:

	Millions of yen
	2013
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥43	Deferred income taxes and other current liabilities	¥2,479
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	3,905
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	42	Deferred income taxes and other current liabilities	1,063

Total		¥85		¥7,447

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥463	Deferred income taxes and other current liabilities	¥3,628
	Deferred income taxes and other assets	1	Deferred income taxes and other liabilities	11
Option contracts	Deferred income taxes and other current assets	—	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	2	Deferred income taxes and other current liabilities	791
	Deferred income taxes and other assets	¥288	Deferred income taxes and other liabilities	¥272

Total		¥754		¥4,702

Total Derivative Instruments		¥839		¥12,149

	Millions of yen
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥1,681	Deferred income taxes and other current liabilities	¥5,578
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	105
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	21	Deferred income taxes and other current liabilities	750

Total		¥1,702		¥6,433

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥569	Deferred income taxes and other current liabilities	¥2,805
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	55
Option contracts	Deferred income taxes and other current assets	5	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,102	Deferred income taxes and other current liabilities	418
	Deferred income taxes and other assets	¥467	Deferred income taxes and other liabilities	¥9

Total		¥2,143		¥3,287

Total Derivative Instruments		¥3,845		¥9,720

The effects of derivative instruments on the consolidated statements of income for the years ended March 31, 2013, 2012 and 2011 are as follows:

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2013
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥(7,737)	Other expenses, net: Other, net	¥(8,741)	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	(93)	Other expenses, net: Other, net	—	—	—

Total	¥(7,830)		¥(8,741)		¥—

	Millions of yen
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥665	Other expenses, net: Other, net	¥2,645	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other expenses, net: Other, net	378	—	—

Total	¥665		¥3,023		¥—

	Millions of yen
	2011
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥7,195	Other expenses, net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	200	Other expenses, net: Other, net	—	—	—

Total	¥7,395		¥7,475		¥—

*	OCI stands for other comprehensive income (loss).

Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2013
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other expenses, net: Other, net	¥(5,737)
Option contracts	Other expenses, net: Other, net	(4)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(216)
	Other expenses, net: Other, net	579

Total		¥(5,378)

	Millions of yen
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other expenses, net: Other, net	¥329
Option contracts	Other expenses, net: Other, net	(0)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(200)
	Other expenses, net: Other, net	(5,995)

Total		¥(5,866)

	Millions of yen
	2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other expenses, net: Other, net	¥(1,411)
Option contracts	Other expenses, net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other expenses, net: Other, net	2,816

Total		¥941

Fair Values of Financial Instruments	12 Months Ended
Mar. 31, 2013
Fair Values of Financial Instruments

20. Fair Values of Financial Instruments

(1) Cash and cash equivalents, Time deposits, Trade notes and accounts receivable, Other current assets, Short-term debt, Trade notes, bills and accounts payables, and Other current liabilities

The carrying amount approximates fair value because of the short maturity of these instruments.

(2) Investment securities, marketable equity securities

The fair values of investment securities available for sale for which it is practicable to estimate fair value are based on quoted market prices and are recognized on the accompanying consolidated balance sheets.

(3) Long-term trade receivables (Note 4)

The fair values of long-term trade receivables are based on the present value of future cash flows through maturity, discounted using estimated current interest rates. The fair values computed on such a basis approximate the carrying amounts.

(4) Long-term debt, including current portion (Note 21)

The fair values of each of the long-term debt are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar debt of comparable maturity and is classified in Level 2 in the fair value hierarchy.

(5) Derivatives (Notes 19 and 21)

The fair values of derivative financial instruments, consisting principally of foreign exchange contracts and interest swap agreements, are estimated by obtaining quotes from brokers and are recognized on the accompanying consolidated balance sheets.

The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2013 and 2012, are summarized as follows:

	Millions of yen
	2013		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Cash and cash equivalents	¥93,620	¥93,620	¥83,079	¥83,079
Time deposits	217	217	907	907
Trade notes and accounts receivable	606,904	606,904	559,749	559,749
Long-term trade receivables	235,825	235,825	184,294	184,294
Investment securities, marketable equity securities	50,954	50,954	45,933	45,933
Short-term debt	205,156	205,156	215,824	215,824
Trade notes, bills and accounts payable	226,275	226,275	273,460	273,460
Long-term debt, including current portion	474,607	469,444	431,976	429,357
Derivatives:
Forward and options
Assets	507	507	2,255	2,255
Liabilities	10,023	10,023	8,543	8,543
Interest rate swaps, cross-currency swap and interest rate cap agreements
Assets	332	332	1,590	1,590
Liabilities	2,126	2,126	1,177	1,177

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could affect the estimates.

Fair value measurements	12 Months Ended
Mar. 31, 2013
Fair value measurements

21. Fair value measurements

ASC820, “Fair Value Measurements and Disclosures” defines that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

Level 1	–	Quoted prices in active markets for identical assets or liabilities

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	–	Unobservable inputs for the assets or liabilities

Assets and liabilities that are measured at fair value on a recurring basis

The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and 2012 are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥28,061	¥—	¥—	¥28,061
Financial service industry	19,299	—	—	19,299
Other	3,594	—	—	3,594
Derivatives
Forward contracts	—	507	—	507
Option contracts	—	—	—	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	332	—	332

Total	¥50,954	¥839	¥—	¥51,793

Liabilities
Derivatives
Forward contracts	¥—	¥10,023	¥—	¥10,023
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	2,126	—	2,126
Other	—	76,239	639	76,878

Total	¥—	¥88,388	¥639	¥89,027

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥27,172	¥—	¥—	¥27,172
Financial service industry	16,166	—	—	16,166
Other	2,595	—	—	2,595
Derivatives
Forward contracts	—	2,250	—	2,250
Option contracts	—	5	—	5
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	1,590	—	1,590

Total	¥45,933	¥3,845	¥—	¥49,778

Liabilities
Derivatives
Forward contracts	¥—	¥8,543	¥—	¥8,543
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	1,177	—	1,177
Other	—	53,103	752	53,855

Total	¥—	¥62,823	¥752	¥63,575

Investment securities available for sale

Marketable equity securities are classified in Level 1 in the fair value hierarchy. Marketable equity securities are measured using a market approach based on the quoted market prices in active markets.

Derivatives (Notes 19 and 20)

Derivatives primarily represent foreign exchange contracts and interest rate swap agreements. The fair value of foreign exchange contracts is based on a valuation model that discounts cash flows resulting from the differential between contract rate and the market-based forward rate and is classified in Level 2 in the fair value hierarchy. The fair value of interest rate swap agreements is based on a valuation model that discounts cash flows based on the terms of the contract and the swap curves and is classified in Level 2 in the fair value hierarchy.

Other

Other primarily represents loans which are measured at fair value under the Fair Value Option of ASC 825, “Financial Instruments”. The fair value of loans is based on a valuation model based on market yield curve data and credit spread data and is classified in Level 2 in the fair value hierarchy. The credit spread data was obtained through use of credit default swaps for each counterparty.

The following table summarizes information about changes of Level 3 for the years ended March 31, 2013, 2012 and 2011:

	Millions of yen
	2013	2012	2011
Balance, beginning of year	¥(752)	¥(859)	¥(2,280)
Total gains or losses (realized / unrealized)	113	107	219
Included in earnings	190	93	6
Included in other comprehensive income (loss)	(77)	14	213
Total purchases, issuances and settlements	—	—	1,202
Purchases	—	—	—
Issuances	—	—	—
Settlements	—	—	1,202

Balance, end of period	¥(639)	¥(752)	¥(859)

The amount of unrealized gains on classified in Level 3 liabilities recognized in earnings for the years ended March 31, 2013, 2012 and 2011 related to liabilities still held at March 31, 2013, 2012 and 2011 were gains of ¥190 million, ¥93 million and ¥6 million, respectively. These gains were reported in other expense, net of the consolidated statements of income.

Assets and liabilities that are measured at fair value on a non-recurring basis

Komatsu measured certain other investment securities at cost at fair value by using various evaluation models based on inputs that are unobservable in the market such as cash flow projection, which are classified as Level 3 in the fair value hierarchy. As of March 31, 2013, an other investment security at cost was written down from their book value of ¥4,411 million to its fair value of ¥425 million estimated from its cash flow projection, and Komatsu recognized impairment losses of ¥3,986 million for the years ended March 31, 2013, which are reported in other expenses, net of the consolidated statements of income.

Business Segment and Geographic Information	12 Months Ended
Mar. 31, 2013
Business Segment and Geographic Information

22. Business Segment and Geographic Information

Komatsu has two operating segments: 1) Construction, Mining and Utility Equipment, and 2) Industrial Machinery and Others.

The accounting policies used by the segments are the same as those used in the preparation of the consolidated financial statements.

Segment profit is determined by subtracting the cost of sales and selling, general and administrative expenses from net sales attributed to the operating segment. Segment profit excludes certain general corporate administration and finance expenses, such as costs of executive management, corporate development, corporate finance, human resources, internal audit, investor relations, legal and public relations. Segment profit also excludes certain charges which may otherwise relate to operating segments, including impairments of long lived assets and goodwill.

The following tables present financial information regarding Komatsu’s operating segments and geographic information at March 31, 2013, 2012 and 2011, and for the years then ended:

Operating segments:

	Millions of yen
	2013	2012	2011
Net sales:
Construction, Mining and Utility Equipment –
External customers	¥1,677,049	¥1,739,348	¥1,615,689
Intersegment	2,530	4,925	2,392

Total	1,679,579	1,744,273	1,618,081
Industrial Machinery and Others –
External customers	207,942	242,415	227,438
Intersegment	8,349	8,724	10,916

Total	216,291	251,139	238,354
Elimination	(10,879)	(13,649)	(13,308)

Consolidated	¥1,884,991	¥1,981,763	¥1,843,127

Segment profit:
Construction, Mining and Utility Equipment	¥208,951	¥246,291	¥220,830
Industrial Machinery and Others	6,222	16,779	20,965

Total segment profit	215,173	263,070	241,795
Corporate expenses and elimination	(1,161)	(4,407)	(6,823)

Total	214,012	258,663	234,972
Impairment loss on long-lived assets	1,907	3,106	5,142
Other operating income (expenses), net	(503)	786	(6,901)
Operating income	211,602	256,343	222,929
Interest and dividend income	4,277	3,776	4,493
Interest expense	(8,236)	(7,784)	(6,475)
Other, net	(3,040)	(2,726)	(1,138)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥204,603	¥249,609	¥219,809

Segment assets:
Construction, Mining and Utility Equipment	¥2,195,232	¥1,965,406	¥1,859,004
Industrial Machinery and Others	282,342	278,232	270,736
Corporate assets and elimination	40,283	76,891	19,397

Consolidated	¥2,517,857	¥2,320,529	¥2,149,137

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥78,589	¥80,521	¥80,780
Industrial Machinery and Others	9,416	8,494	7,662

Consolidated	¥88,005	¥89,015	¥88,442

Capital investment:
Construction, Mining and Utility Equipment	¥127,706	¥115,518	¥92,049
Industrial Machinery and Others	9,256	6,520	5,689

Consolidated	¥136,962	¥122,038	¥97,738

Business categories and principal products and services included in each operating segment are as follows:

a) Construction, Mining and Utility Equipment:

Excavating equipment, loading equipment, grading and roadbed preparation equipment, hauling equipment, forestry equipment, tunneling machines, recycling equipment, industrial vehicles, other equipment, engines and components, casting products and logistics

b) Industrial Machinery and Others:

Metal forging and stamping presses, sheet-metal machines, machine tools, defense systems, temperature-control equipment and others

Transfers between segments are made at estimated arm’s length prices.

Segment assets are those assets used in the operations of each segment. Unallocated corporate assets consist primarily of cash and cash equivalents and marketable investment securities maintained for general corporate purposes.

Amortization for the years ended March 31, 2013, 2012 and 2011, does not include amortization of long-term prepaid expenses of ¥1,317 million, ¥1,091 million and ¥1,025 million. The term “Capital investment” should be distinguished from the term “Capital expenditures” as used in the consolidated statements of cash flows. The term “Capital investment” is defined to refer to the acquisition of property, plant and equipment including properties under capital leases on an accrual basis which reflects the effects of timing differences between acquisition dates and payment dates.

Impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Construction, Mining and Utility Equipment	¥1,153	¥2,330	¥4,969
Industrial Machinery and Others	754	776	173

Total	¥1,907	¥3,106	¥5,142

Geographic information:

Net sales determined by customer location for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Japan	¥380,024	¥402,505	¥349,184
The Americas	561,962	460,814	397,427
Europe and CIS	203,878	207,848	165,418
China	156,030	270,017	428,208
Asia (excluding Japan and China) and Oceania	454,394	513,575	398,366
Middle East and Africa	128,703	127,004	104,524

Consolidated net sales	¥1,884,991	¥1,981,763	¥1,843,127

Net sales determined by geographic origin for the years ended March 31, 2013, 2012 and 2011, and property, plant and equipment determined based on physical location at March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Net sales:
Japan	¥622,121	¥723,568	¥641,502
U.S.A.	534,781	436,300	391,380
Europe and CIS	203,668	217,085	175,217
China	122,373	196,537	332,581
Others	402,048	408,273	302,447

Total	¥1,884,991	¥1,981,763	¥1,843,127

Property, plant and equipment:
Japan	¥367,610	¥356,424	¥354,797
U.S.A.	85,499	67,350	63,972
Europe and CIS	32,015	29,483	29,868
Others	100,096	76,399	59,750

Total	¥585,220	¥529,656	¥508,387

No individual country within Europe and CIS or Others had a material impact on net sales.

There were no sales to a single major external customer for the years ended March 31, 2013, 2012 and 2011.

Supplementary Information to Balance Sheets	12 Months Ended
Mar. 31, 2013
Supplementary Information to Balance Sheets

23. Supplementary Information to Balance Sheets

At March 31, 2013 and 2012, deferred income taxes and other current assets were comprised of the following:

	Millions of yen
	2013	2012
Prepaid expenses	¥8,923	¥8,601
Short-term loans receivable:
Affiliated companies	565	664
Other	33	1,144

Total	¥598	¥1,808

Deferred income taxes	55,591	44,825
Other	92,556	89,044

Total	¥157,668	¥144,278

At March 31, 2013 and 2012, deferred income taxes and other current liabilities were comprised of the following:

	Millions of yen
	2013	2012
Accrued expenses	¥96,815	¥84,264
Advances received	32,324	49,180
Deferred income taxes	507	687
Other	102,479	97,643

Total	¥232,125	¥231,774

Supplementary Information to Statements of Income	12 Months Ended
Mar. 31, 2013
Supplementary Information to Statements of Income

24. Supplementary Information to Statements of Income

The following information shows research and development expenses and advertising costs, for the years ended March 31, 2013, 2012 and 2011. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

	Millions of yen
	2013	2012	2011
Research and development expenses	¥60,788	¥54,843	¥49,005
Advertising costs	2,452	2,357	2,627

Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2013, 2012 and 2011, were as follows:

	Millions of yen
	2013	2012	2011
Shipping and handling costs	¥41,849	¥45,231	¥37,706

For the fiscal year ended March 31, 2013, 2012 and 2011, Komatsu recognized an impairment loss of ¥1,907 million, ¥3,106 million and ¥5,142, million related to property, plant and equipment and intangible assets subject to amortization at the Company and certain subsidiaries, as profitability of the assets of each subsidiary was expected to be low in the future and Komatsu estimated the carrying amounts would not be recovered by the future cash flows.

Other operating income (expenses), net for the years ended March 31, 2013, 2012 and 2011, were comprised of the following:

	Millions of yen
	2013	2012	2011
Gain on sale of property	¥764	¥1,294	¥2,432
Loss on disposal or sale of fixed assets*	(2,064)	(2,487)	(1,553)
Other*	797	1,979	(7,780)

Total	¥(503)	¥786	¥(6,901)

*	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million, ¥2,787 million respectively resulted from the Great East Japan Earthquake.

For the fiscal year ended March 31, 2011, the Company and certain subsidiaries recognized expenses associated with structural reforms of production and sales operations. Out of the expenses, reorganization costs of ¥3,771 million, such as wind down and relocation costs related to the integration of facilities were included in other, except the expenses included in impairment loss on long-lived assets of the consolidated statements of income.

Other expenses, net for the years ended March 31, 2013, 2012 and 2011, were comprised of the following:

	Millions of yen
	2013	2012	2011
Interest income –
Installment receivables	¥329	¥289	¥503
Other	2,732	2,632	2,670
Dividends	1,216	855	1,320
Interest expense	(8,236)	(7,784)	(6,475)
Impairment loss and net gain (loss) from sale of investment securities	(3,058)	(2,516)	(54)
Exchange gain (loss), net	1,214	3,864	(4,193)
Other	(1,196)	(4,074)	3,109

Total	(¥6,999)	¥(6,734)	¥(3,120)

Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2013
Valuation and Qualifying Accounts

25. Valuation and Qualifying Accounts

Valuation and qualifying accounts deducted from assets to which they apply:

	Millions of yen
	2013	2012	2011
Allowance for doubtful receivables
Balance at beginning of fiscal period	¥15,243	¥15,793	¥14,941
Additions
Charged to costs and expenses	3,050	2,105	5,307
Charged to other accounts	118	255	1,068
Deductions	417	2,910	5,523

Balance at end of fiscal period	¥17,994	¥15,243	¥15,793

Deductions were principally collectible or uncollectible accounts and notes charged to the allowance.

	Millions of yen
	2013	2012	2011
Valuation allowance for deferred tax assets
Balance at beginning of fiscal period	¥20,730	¥36,690	¥49,081
Additions
Charged to costs and expenses	4,423	1,961	7,596
Charged to other accounts	1,729	276	—
Deductions	1,867	18,197	19,987

Balance at end of fiscal period	¥25,015	¥20,730	¥36,690

Deductions were principally realization or expiration of net operating loss carryforwards.

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Consolidation and Investments in Affiliated Companies

(1) Consolidation and Investments in Affiliated Companies

The consolidated financial statements include the accounts of the Company and all of its majority-owned domestic and foreign subsidiaries, except for certain immaterial subsidiaries.

Variable interest entities are consolidated in which the Company is the primary beneficiary in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 810, “Consolidation”. The consolidated balance sheets as of March 31, 2013 and 2012, include assets of ¥30,467 million and ¥26,609 million, respectively, of consolidated variable interest entities, which engage in equipment leasing in Europe. The majority of these assets are trade notes and accounts receivable, and long-term trade receivables.

Investments in affiliated companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies of a company, but does not have a controlling financial interest, are accounted for by the equity method.

Foreign Currency Translation and Transactions

(2) Foreign Currency Translation and Transactions

Assets and liabilities of foreign operations are translated at the exchange rates in effect at each fiscal year-end, and income and expenses of foreign operations are translated at the average rates of exchange prevailing during each fiscal year in consolidating the financial statements of overseas subsidiaries. The resulting translation adjustments are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements. All foreign currency transaction gains and losses are included in other expenses, net in the period incurred.

Allowance for Doubtful Trade Receivables

(3) Allowance for Doubtful Trade Receivables

Komatsu records allowance for doubtful receivables as the best estimate of the amount of probable credit losses in Komatsu’s existing receivables including financing receivables. The amount is determined based on historical experience, credit information of individual customers, and assessment of overdue receivables. An additional allowance for individual receivables is recorded when Komatsu becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration of the customer’s business performance. The amount of estimated credit losses is further adjusted to reflect changes in customer circumstances.

Inventories

(4) Inventories

Inventories are stated at the lower of cost or market. Komatsu determines cost of work in process and finished products using the specific identification method based on actual costs accumulated under a job-order cost system. The cost of finished parts is determined principally using the first-in first-out method. Cost of materials and supplies is stated at average cost.

Investment Securities

(5) Investment Securities

Komatsu’s investments in debt and marketable equity securities are categorized as available-for-sale securities which are stated at fair value. Changes in fair values are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements.

Unrealized losses on marketable securities are charged against net earnings when a decline in market value below initial cost is determined to be other than temporary based primarily on the financial condition and near term prospects of the issuer and the extent and length of the time of the decline.

Non-marketable equity securities are carried at cost. In assessing other-than-temporary impairment of these securities, Komatsu considers the financial condition and prospects of each investee company and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment securities exceeds its estimated fair value which is regularly determined using discounted cash flows or other valuation techniques considered appropriate.

Property, Plant and Equipment, and Related Depreciation and Amortization

(6) Property, Plant and Equipment, and Related Depreciation and Amortization

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated principally by the declining-balance method at rates based on the estimated useful lives of the assets. The estimated useful lives used in computing depreciation of property, plant and equipment are as follows:

Asset	Life
Buildings	4 to 50 years
Machinery and equipment	2 to 20 years

Certain leased machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2013 and 2012 were as follows:

	Millions of yen
	2013	2012
Aggregate cost	¥23,184	¥27,409
Accumulated amortization	14,468	16,527

Accumulated amortization related to capital leases is included in accumulated depreciation.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the costs of those properties and the related accumulated depreciation are relieved from the consolidated balance sheets and the differences between the costs of those properties and the related accumulated depreciation are recognized in other operating income (expenses), net of the consolidated statements of income.

Goodwill and Other Intangible Assets

(7) Goodwill and Other Intangible Assets

Komatsu uses the acquisition method of accounting for business combinations. Goodwill is tested for impairment at least annually. Any recognized intangible assets determined to have an indefinite useful life are not to be amortized, but instead tested for impairment at least annually until its life is determined to no longer be indefinite. Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever there is an indicator of possible impairment. An impairment loss would be recognized when the carrying amount of an asset or an asset group exceeds the estimated undiscounted cash flows expected to be generated by the asset or an asset group. The amount of the impairment loss to be recorded is determined by the difference between the fair value of the asset or an asset group using a discounted cash flow valuation model and carrying value.

Revenue Recognition

(8) Revenue Recognition

Komatsu recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered for customers or dealers, (3) sales price is fixed or determinable, and (4) collectability is reasonably assured.

Revenue from sales of products including construction, mining and utility equipment and industrial machinery is recognized when title and risk of ownership is transferred to independently owned and operated customers or dealers, which occur upon the attainment of customer acceptance or when installation is completed. The conditions of acceptance are governed by the terms of the contract or arrangement. For arrangements with multiple elements, which may include any combination of products, installation and maintenance, Komatsu allocates revenue to each element based on its relative fair value if such elements meet the criteria for treatment as a separate unit of accounting. When Komatsu enters into a separate contract to render transportation or technical advice, principally related to a sale of mining equipment and large-sized industrial machinery such as large presses, these service revenues are accounted for separately from the product sale and recognized at the completion of the service delivery specified in the contract.

Service revenues from repair and maintenance and from transportation are recognized at the completion of service-delivery. Revenues from long-term fixed price maintenance contracts are recognized ratably over the contract period.

Certain consolidated subsidiaries rent construction equipment to customers. Rent revenue is recognized on a straight-line basis over the rental period.

Revenues are recorded net of discounts. In addition, taxes collected from customers and remitted to governmental-authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Income Taxes

(9) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

If a tax position meets the more-likely-than-not recognition threshold based on the technical merits of the position, Komatsu recognizes the benefit of such position in the financial statements. The benefit of the tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement with appropriate taxing authority.

Product Warranties

(10) Product Warranties

Komatsu establishes a liability for estimated product warranty cost at the time of sale. Estimates for accrued product warranty cost are primarily based on historical experience and are classified as other current liabilities and other liabilities.

Pension and Retirement Benefits

(11) Pension and Retirement Benefits

Komatsu recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax.

Amortization of actuarial net gain or loss is included as a component of Komatsu’s net periodic pension cost for defined benefit plans for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets.

In such case, the amount of amortization recognized is the resulting excess divided by average remaining service period of active employees expected to receive benefits under the plan. The expected return on plan assets is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed income investments currently available and expected to be available during the period to maturity of the pension benefits.

Share-Based Compensation

(12) Share-Based Compensation

Komatsu recognizes share-based compensation expense using the fair value method. Compensation expense is measured at grant-date fair value of the share-based award and charged to expense over the vesting period.

Per Share Data

(13) Per Share Data

Basic net income attributable to Komatsu Ltd. per share has been computed by dividing net income attributable to Komatsu Ltd. by the weighted-average number of common shares outstanding during each fiscal year, after deducting treasury shares. Diluted net income attributable to Komatsu Ltd. per share reflects the potential dilution computed on the basis that all stock options were exercised (less the number of treasury shares assumed to be purchased from proceeds using the average market price of the Company’s common shares) to the extent that each is not antidilutive.

Dividends per share shown in the accompanying consolidated statements of income are based on dividends approved and paid in each fiscal year.

Cash and Cash Equivalents

(14) Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the date of purchase.

Our foreign subsidiaries participate in a global cash pooling arrangement with a single financial institution, which is used to fund short-term liquidity needs. This arrangement contains specific provisions for the right to offset positive and negative cash balances on a global basis. The facility allows for cash withdrawals from this financial institution based upon our aggregate cash deposits within the same financial institution. Komatsu’s consolidated Balance Sheets as of March 31, 2013 and 2012 reflect cash net of withdrawals of ¥57,568 million and ¥28,823 million respectively.

Derivative Financial Instruments

(15) Derivative Financial Instruments

Komatsu uses various derivative financial instruments to manage its interest rate and foreign exchange exposure.

All derivatives, including derivatives embedded in other financial instruments, are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheet. Changes in the fair values of derivative instruments not designated or not qualifying as hedges and any ineffective portion of qualified hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments which qualify as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in accumulated other comprehensive income (loss), and recognized in earnings when the hedged item is recognized in earnings.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

(16) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

Long-lived assets and certain identifiable intangibles to be held and used by Komatsu are reviewed for impairment based on a cash flow analysis of the asset or an asset group whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. The assets to be held for use are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying amounts. The impairment losses are measured as the amount by which the carrying amount of the asset or an asset group exceeds the fair value. Long-lived assets and identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Use of Estimates

(17) Use of Estimates

Komatsu has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses presented in consolidated financial statements prepared in conformity with U.S. GAAP. Actual results could differ from the estimates and assumptions.

Komatsu has identified several areas where it believes estimates and assumptions are particularly critical to the financial statements. These are the determination of the useful lives of Property, Plant and Equipment, the allowance for doubtful receivables, impairment of long-lived assets and goodwill, pension liabilities and expenses, product warranty liabilities, fair value of financial instruments, realization of deferred tax assets, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates.

Recently Adopted Accounting Standards

(18) Recently Adopted Accounting Standards

In the fiscal year ended March 31, 2013, Komatsu adopted the Accounting Standards Update (“ASU”) 2011-05, “Presentation of Comprehensive Income”. The Update requires an entity to report comprehensive income either in a single continuous financial statement (one-statement approach) or in two separate but consecutive statements (two-statement approach). ASU2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05” deferred the effective date for implementing the presentation of reclassification adjustments out of accumulated comprehensive income to the reporting periods beginning after December 15, 2012.

Komatsu has elected the two-statement approach, which has been applied retrospectively for all periods presented.

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Useful Lives used in Computing Depreciation of Property, Plant and Equipment	The estimated useful lives used in computing depreciation of property, plant and equipment are as follows:

Asset	Life
Buildings	4 to 50 years
Machinery and equipment	2 to 20 years

Aggregate Cost of Capital Leases Included in Property, Plant and Equipment and Related Accumulated Amortization

The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2013 and 2012 were as follows:

	Millions of yen
	2013	2012
Aggregate cost	¥23,184	¥27,409
Accumulated amortization	14,468	16,527

Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2013
Additional Cash Flow Information and Noncash Investing and Financing Activities

Additional cash flow information and noncash investing and financing activities for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Additional cash flow information:
Interest paid	¥8,554	¥7,309	¥6,367
Income taxes paid	59,438	87,134	46,227
Noncash investing and financing activities:
Capital lease obligations incurred	¥3,286	¥2,300	¥2,244

Business Combinations (Tables)	12 Months Ended
Mar. 31, 2013
Log Max AB and Log Max Inc.
Consideration Paid, Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition

Following is a summary of the assets acquired and liabilities adjusted to reflect purchase price allocation assumed as of the date of acquisition.

Millions of yen
Consideration
Cash and cash equivalents	¥6,782

Fair value of total consideration transferred	6,782
Acquisiton-related cost (included in selling, general and administrative expenses)	¥298

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥2,340
Property, plant and equipment	50
Intangible assets	3,758
Other assets	16

Total assets acquired	6,164

Current liabilities	(492)
Long-term liabilities	(931)

Total liabilities assumed	(1,423)

Net assets acquired	4,741

Goodwill	2,041

¥6,782

Gigaphoton Inc
Consideration Paid, Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

Millions of yen
Consideration
Cash and cash equivalents	¥7,500

Fair value of total consideration transferred	7,500
Fair value of Komatsu’s equity interest in Gigaphoton held before the business combination	7,500

¥15,000

Acquisiton-related cost (included in selling, general and administrative expenses)	¥36

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥14,859
Property, plant and equipment	2,376
Intangible assets	7,425
Other assets	15

Total assets acquired	24,675

Current liabilities	(7,860)
Long-term liabilities	(2,896)

Total liabilities assumed	(10,756)

Net assets acquired	13,919

Goodwill	1,081

¥15,000

Trade Notes and Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2013
Receivables

Receivables at March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Trade notes	¥121,423	¥108,390
Accounts receivable	502,141	464,884

Total	623,564	573,274
Less: allowance-current	(16,660)	(13,525)

Trade notes and accounts receivable	¥606,904	¥559,749

Long-term trade receivables, gross	237,159	186,012
Less: allowance-noncurrent	(1,334)	(1,718)

Long-term trade receivables	235,825	184,294

Roll-Forward Schedule of Allowance for Credit Losses of Financing Receivables

The roll-forward schedule of the allowance for credit losses of the financing receivables for the years ended March 31, 2013, 2012 and 2011 are as follows:

	Millions of yen
	2013	2012	2011
Balance at beginning of year	¥7,750	¥7,474	¥7,550
Provision	1,094	1,256	2,277
Charge-offs	(794)	(1,004)	(1,855)
Other	1,144	24	(498)

Balance at end of year	¥9,194	¥7,750	¥7,474

Lease Receivables

At March 31, 2013 and 2012, lease receivables comprised the following:

	Millions of yen
	2013	2012
Minimum lease payments receivable	¥225,463	¥232,798
Unearned income	(19,252)	(21,839)

Net lease receivables	¥206,211	¥210,959

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventories

At March 31, 2013 and 2012, inventories comprised the following:

	Millions of yen
	2013	2012
Finished products, including finished parts held for sale	¥437,729	¥422,001
Work in process	141,166	141,302
Materials and supplies	54,752	49,056

Total	¥633,647	¥612,359

Investment Securities (Tables)	12 Months Ended
Mar. 31, 2013
Cost, Gross Unrealized Holding Gains and Losses, and Fair Value for Investment Securities by Major Security Types

The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2013 and 2012, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2013
Investment securities:
Marketable equity securities available for sale	¥17,915	¥33,047	¥8	¥50,954

Other investment securities at cost	8,325

	¥26,240

At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥19,890	¥26,072	¥29	¥45,933

Other investment securities at cost	8,259

	¥28,149

Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities, Aggregated by Length of Time Individual Securities that have been in Continuous Unrealized Loss Position

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31,2013 and 2012, are as follows:

	Millions of yen
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2013
Investment securities:
Marketable equity securities available for sale	¥190	¥8	¥—	¥—	¥190	¥8

At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥272	¥29	¥—	¥—	¥272	¥29

Investments in and Advances to Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2013
Investments in and Advances to Affiliated Companies

At March 31, 2013 and 2012, investments in and advances to affiliated companies comprised the following:

	Millions of yen
	2013	2012
Investments in capital stock	¥18,862	¥19,737
Advances	542	828

Total	¥19,404	¥20,565

Summarized Financial Information for Affiliated Companies

Summarized financial information for affiliated companies at March 31, 2013 and 2012, and for the years ended March 31, 2013, 2012 and 2011, is as follows:

	Millions of yen
	2013	2012
Current assets	¥118,422	¥108,919
Net property, plant and equipment – less accumulated depreciation and amortization	39,318	38,415
Investments and other assets	34,533	33,291

Total assets	¥192,273	¥180,625

Current liabilities	¥92,642	¥85,235
Noncurrent liabilities	47,517	43,238
Equity	52,114	52,152

Total liabilities and equity	¥192,273	¥180,625

	Millions of yen
	2013	2012	2011
Net sales	¥185,381	¥196,328	¥208,959

Net income	¥4,090	¥3,351	¥5,602

Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Major Classes of Property, Plant and Equipment

The major classes of property, plant and equipment at March 31, 2013 and 2012, are as follows:

	Millions of yen
	2013	2012
Land	¥107,168	¥97,943
Buildings	389,484	353,486
Machinery and equipment	772,526	712,578
Construction in progress	22,339	21,897

Total	1,291,517	1,185,904
Less: accumulated depreciation and amortization	(706,297)	(656,248)

Net property, plant and equipment	¥585,220	¥529,656

Pledged Assets (Tables)	12 Months Ended
Mar. 31, 2013
Assets Pledged as Collateral for Short-Term Debt and Guarantees for Debt

At March 31, 2013 and 2012, assets pledged as collateral for short-term debt and guarantees for debt are as follows:

	Millions of yen
	2013	2012
Cash and cash equivalents	¥3	¥2
Other current assets	1,682	2,279
Property, plant and equipment – less accumulated depreciation and amortization	788	—

Total	¥2,473	¥2,281

The above assets were pledged against the following liabilities:

	Millions of yen
	2013	2012
Appearing in the consolidated balance sheets as:
Short-term debt	¥788	—
Guarantees for debt	1,685	¥2,281

Total	¥2,473	¥2,281

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Intangible Assets Other than Goodwill

Intangible assets other than goodwill at March 31, 2013 and 2012 are as follows:

	Millions of yen
	2013			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥33,026	¥(19,983)	¥13,043	¥34,221	¥(19,759)	¥14,462
Leasehold	7,499	(734)	6,765	8,834	(1,818)	7,016
Other	36,808	(12,930)	23,878	34,898	(11,525)	23,373

Total	77,333	(33,647)	43,686	77,953	(33,102)	44,851

Other intangible assets not subject to amortization			14,837			13,102

Total other intangible assets			¥58,523			¥57,953

Future Estimated Amortization Expenses for Each of Five Years Relating to Intangible Assets

The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2014	¥6,784
2015	5,727
2016	4,420
2017	3,647
2018	2,643

Changes in Carrying Amounts of Goodwill

The changes in carrying amounts of goodwill for the years ended March 31, 2013 and 2012 were as follow:

	Millions of yen
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2011
Goodwill	¥24,098	¥13,942	¥38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

Goodwill acquired during the year	1,278	1,081	2,359
Foreign exchange impact	(445)	—	(445)
Other	—	(6)	(6)
Balance at March 31, 2012
Goodwill	24,931	15,017	39,948
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,752	¥14,477	¥31,229

Goodwill acquired during the year	2,041	—	2,041
Foreign exchange impact	1,433	—	1,433
Balance at March 31, 2013
Goodwill	28,405	15,017	43,422
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥20,226	¥14,477	¥34,703

Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Short-Term Debt

Short-term debt at March 31, 2013 and 2012, consisted of the following:

	Millions of yen
	2013	2012
Banks, insurance companies and other financial institutions	¥164,156	¥170,824
Commercial paper	41,000	45,000
Short-term debt	¥205,156	¥215,824

Long-Term Debt

Long-term debt at March 31, 2013 and 2012, consisted of the following:

	Millions of yen
	2013	2012
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2013–2018, weighted-average rate 3.0%	¥260,536	¥240,629
Euro Medium-Term Notes maturing serially through 2013–2017, weighted-average rate 1.7%	80,734	56,098
1.66% Unsecured Bonds due 2012	—	20,000
0.85% Unsecured Bonds due 2012	—	10,000
1.53% Unsecured Bonds due 2013	30,000	30,000
1.19% Unsecured Bonds due 2014	30,000	30,000
0.58% Unsecured Bonds due 2016	30,000	30,000
0.32% Unsecured Bonds due 2017	30,000	—
Capital lease obligations (Note 16)	9,976	12,536
Other	3,361	2,713

Total	474,607	431,976
Less: current maturities	(130,793)	(119,457)

Long-term debt	¥343,814	¥312,519

Annual Maturities of Long-Term Debt Excluding Market Value Adjustments

Annual maturities of long-term debt subsequent to March 31, 2013, excluding market value adjustments of ¥1,153 million are as follows:

Year ending March 31	Millions of yen
2014	¥130,480
2015	119,162
2016	112,345
2017	69,659
2018	41,185
2019 and thereafter	623

Total	¥473,454

Liability for Pension and Other Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2013
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets and Pension Plans with Projected Benefit Obligations in Excess of Plan Assets

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

	Millions of yen
	2013	2012
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥106,196	¥108,512
Plan assets	69,466	68,793
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥132,078	¥116,386
Plan assets	86,119	69,360

Pension Plans, Defined Benefit
Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

	Millions of yen
	2013	2012
Change in benefit obligations:
Benefit obligations, beginning of year	¥134,572	¥134,360
Service cost	7,247	7,493
Interest cost	3,516	3,475
Actuarial loss	6,233	2,520
Plan participants’ contributions	175	87
Acquisition	168	140
Plan amendment	410	—
Settlements	(104)	—
Benefits paid	(10,838)	(12,646)
Foreign currency exchange rate change	3,132	(857)

Benefit obligations, end of year	¥144,511	¥134,572

Change in plan assets:
Fair value of plan assets, beginning of year	¥89,061	¥92,291
Actual return on plan assets	9,922	1,010
Employers’ contributions	7,193	5,447
Plan participants’ contributions	175	48
Acquisition	—	6
Settlements	(104)	—
Benefits paid	(7,602)	(9,106)
Foreign currency exchange rate change	2,863	(635)

Fair value of plan assets, end of year	¥101,508	¥89,061

Funded status, end of year	¥(43,003)	¥(45,511)

Prepaid benefit cost	¥2,899	¥1,799
Other current liabilities	(112)	(100)
Accrued benefit liability	(45,790)	(47,210)

	¥(43,003)	¥(45,511)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥34,628	¥37,701
Prior service cost	2,183	2,142

	¥36,811	¥39,843

Net Periodic Cost of Benefit Plans

Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2013, 2012 and 2011, consisted of the following components:

	Millions of yen
	2013	2012	2011
Service cost – Benefits earned during the year	¥7,247	¥7,493	¥6,630
Interest cost on projected benefit obligations	3,516	3,475	3,585
Expected return on plan assets	(2,804)	(2,727)	(2,961)
Amortization of actuarial loss	2,188	2,571	2,285
Amortization of prior service cost	369	236	227
Curtailment and settlement gain	—	—	(12)

Net periodic cost	¥10,516	¥11,048	¥9,754

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Current year actuarial loss (gain)	¥(885)	¥3,350
Amortization of actuarial loss	(2,188)	(2,571)
Current year prior service cost	410	887
Amortization of prior service cost	(369)	(236)

	¥(3,032)	¥1,430

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows:

Millions of yen
Amortization of actuarial loss	¥1,860
Amortization of prior service cost	278

Weighted-Average Assumptions used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2013	2012	2013	2012
Discount rate	1.6%	2.0%	4.5%	5.5%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.8%	—	—
Assumed rate of increase in future compensation levels	2.6%	2.3%	4.6%	4.6%

Weighted Average Assumptions used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2013	2012	2011	2013	2012	2011
Discount rate	2.0%	2.0%	2.0%	5.5%	6.0%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	3.8%	—	—	—
Assumed rate of increase in future compensation levels	2.3%	2.6%	2.6%	4.6%	4.6%	4.4%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	6.1%	6.5%	7.2%

Fair Values of Benefit Plan Assets by Asset Class

The fair values of benefit plan assets at March 31, 2013 and 2012 are by asset class are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥2,787	¥—	¥—	¥2,787
Equity securities
Japanese equities	8,974	498	—	9,472
Foreign equities	16,580	5,195	—	21,775
Pooled funds	6,040	1,106	—	7,146
Debt securities
Government bonds and municipal bonds	17,640	6,443	—	24,083
Corporate bonds	—	5,085	—	5,085
Other assets
Life insurance company general accounts	—	30,267	—	30,267
Other	495	398	—	893

Total	¥52,516	¥48,992	¥—	¥101,508

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥3,985	—	—	¥3,985
Equity securities
Japanese equities	7,152	459	—	7,611
Foreign equities	14,257	4,449	—	18,706
Pooled funds	4,485	619	—	5,104
Debt securities
Government bonds and municipal bonds	14,868	4,650	—	19,518
Corporate bonds	—	4,382	—	4,382
Other assets
Life insurance company general accounts	—	29,087	—	29,087
Other	42	170	456	668

Total	¥44,789	¥43,816	¥456	¥89,061

(1) The plan’s equity securities include common stock of the Company in the amount of ¥37 million (0.06% of the Company’s total plan assets) and ¥45 million (0.08% of the Company’s total plan assets) at March 31, 2013 and 2012, respectively.

(2) The plan’s pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3) The plan’s government bonds and municipal bonds include approximately 45% Japanese bonds and 55% foreign bonds.

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2014	¥7,786
2015	8,318
2016	9,176
2017	9,093
2018	8,404
Through 2019-2023	¥42,202

Other Postretirement Benefit Plans, Defined Benefit
Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

	Millions of yen
	2013	2012
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligations, beginning of year	¥9,091	¥8,309
Service cost	317	218
Interest cost	413	436
Actuarial loss	379	795
Plan participants’ contributions	3	2
Medicare Part D	36	57
Benefits paid	(413)	(652)
Foreign currency exchange rate change	1,405	(74)

Accumulated postretirement benefit obligation, end of year	¥11,231	¥9,091

Change in plan assets:
Fair value of plan assets, beginning of year	¥6,305	¥5,351
Actual return on plan assets	469	298
Employers’ contributions	1,318	1,881
Plan participants’ contributions	3	2
Benefits paid	(1,002)	(1,205)
Foreign currency exchange rate change	1,021	(22)

Fair value of plan assets, end of year	¥8,114	¥6,305

Funded status, end of year	¥(3,117)	¥(2,786)

Prepaid benefit cost	¥840	¥704
Other current liabilities	(41)	(37)
Accrued benefit liability	(3,916)	(3,453)

	¥(3,117)	¥(2,786)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,734	¥3,657
Prior service cost	476	543

	¥4,210	¥4,200

Net Periodic Cost of Benefit Plans

Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2013, 2012 and 2011, included the following components:

	Millions of yen
	2013	2012	2011
Service cost – Benefits earned during the year	¥317	¥218	¥227
Interest cost on projected benefit obligations	413	436	452
Expected return on plan assets	(360)	(320)	(302)
Amortization of actuarial loss	193	154	196
Amortization of prior service cost	67	64	65

Net periodic cost	¥630	¥552	¥638

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Current year actuarial loss	¥270	¥761
Amortization of actuarial loss	(193)	(154)
Current year prior service cost	—	56
Amortization of prior service cost	(67)	(64)

	¥10	¥599

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows:

Millions of yen
Amortization of actuarial loss	¥219
Amortization of Prior service cost	67

Weighted-Average Assumptions used to Determine Benefit Obligations

Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2013	2012
Discount rate	4.1%	4.7%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.8%	7.9%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	3	4

Weighted Average Assumptions used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2013	2012	2011
Discount rate	4.7%	5.6%	5.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	5.2%	5.3%	5.6%
Current healthcare cost trend rate	7.9%	7.9%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	4	5	7

Fair Values of Benefit Plan Assets by Asset Class

The fair values of postretirement benefit plan assets at March 31, 2013 and 2012, by asset class are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥460	¥—	¥—	¥460
Equity securities
Foreign equities	966	—	—	966
Pooled funds	1,796	—	—	1,796
Debt securities
Government bonds and municipal bonds	333	3,200	—	3,533
Corporate bonds	—	1,359	—	1,359

Total	¥3,555	¥4,559	¥—	¥8,114

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥281	¥—	¥—	¥281
Equity securities
Foreign equities	816	—	—	816
Pooled funds	1,427	—	—	1,427
Debt securities
Government bonds and municipal bonds	—	2,775	—	2,775
Corporate bonds	—	1,006	—	1,006

Total	¥2,524	¥3,781	¥—	¥6,305

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2014	¥650
2015	688
2016	715
2017	739
2018	762
Through 2019-2023	¥4,228

Komatsu Ltd. Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Stock Option Activity

The following table summarizes information about stock option activity for the years ended March 31, 2013, 2012 and 2011:

	2013		2012		2011
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
		Yen		Yen		Yen
Outstanding at beginning of year	3,182,900	¥1,947	3,235,800	¥2,047	3,333,000	¥2,051
Granted	339,800	1	340,100	1	76,800	1
Exercised	(535,000)	1,189	(393,000)	1,082	(174,000)	1,238

Outstanding at end of year	2,987,700	1,861	3,182,900	1,947	3,235,800	2,047

Exercisable at end of year	2,231,000	2,492	2,766,000	2,240	3,159,000	2,096

Options Outstanding and Options Exercisable

The information for options outstanding and options exercisable at March 31, 2013 are as follows.

	Outstanding				Options Exercisable
	Number of shares	Weighted average exercise price	Intrinsic value	Weighted average remaining contractual life	Number of shares	Weighted average exercise price	Intrinsic value	Weighted average remaining contractual life
Exercise Prices		Yen	Millions of yen	years		Yen	Millions of yen	years
¥1 – 900	756,700	¥1	¥1,701	6.7	—	¥—	¥—	—
¥901 – 1,350	150,000	1,126	169	0.3	150,000	1,126	169	0.3
¥1,351 – 2,325	1,072,000	2,068	240	2.7	1,072,000	2,068	240	2.7
¥2,326 – 3,700	1,009,000	3,146	0	2.9	1,009,000	3,146	0	2.9
¥1 – 3,700	2,987,700	1,861	2,110	3.6	2,231,000	2,492	409	2.6

Risk-Free Rate for Periods Within Contractual term of Share Option Based on Japanese Government Bond Yield Curve in Effect at Time of Grant

The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2013	2012	2011
Grant-date fair value	¥1,470	¥2,268	¥1,785
Expected term	5 years	5 years	5 years
Risk-free rate	0.10% – 0.81%	0.12% – 1.12%	0.13% – 1.11%
Expected volatility	46.00%	48.00%	54.00%
Expected dividend yield	1.91%	1.83%	0.96%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2013	0.10%	0.10%	0.10%	0.13%	0.20%	0.30%	0.41%	0.55%	0.68%	0.81%
2012	0.12%	0.16%	0.21%	0.29%	0.38%	0.49%	0.63%	0.78%	0.96%	1.12%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Component of Accumulated Other Comprehensive Income (Loss)

Each component of accumulated other comprehensive income (loss) at March 31, 2013, 2012 and 2011, is as follows:

	Millions of yen
	2013	2012	2011
Foreign currency translation adjustments:
Balance, beginning of year	¥(131,009)	¥(122,286)	¥(85,056)
Current period other comprehensive income (loss)	92,176	(8,723)	(37,230)

Balance, end of year	¥(38,833)	¥(131,009)	¥(122,286)

Net unrealized holding gains on securities available for sale:
Balance, beginning of year	¥16,829	¥16,104	¥14,126
Current period other comprehensive income (loss)	4,690	725	1,978

Balance, end of year	¥21,519	¥16,829	¥16,104

Pension liability adjustments:
Balance, beginning of year	¥(26,338)	¥(24,406)	¥(24,315)
Current period other comprehensive income (loss)	1,503	(1,932)	(91)

Balance, end of year	¥(24,835)	¥(26,338)	¥(24,406)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(1,871)	¥(471)	¥(389)
Current period other comprehensive income (loss)	580	(1,400)	(82)

Balance, end of year	¥(1,291)	¥(1,871)	¥(471)

Total accumulated other comprehensive loss;
Balance, beginning of year	¥(142,389)	¥(131,059)	¥(95,634)
Current period other comprehensive income (loss)	98,949	(11,330)	(35,425)

Balance, end of year	¥(43,440)	¥(142,389)	¥(131,059)

Components of Other Comprehensive Income (Loss) and Adjustments Including Amounts Attributable to Noncontrolling Interests

The component of other comprehensive income (loss) and adjustments including amounts attributable to noncontrolling interests for the years ended March 31, 2013, 2012 and 2011 are as follows:

	Millions of yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2013:
Foreign currency translation adjustments
Unrealized holding gains arising during the year	¥97,769	¥368	¥98,137
Less: reclassification adjustment for losses included in net income	1,646	(588)	1,058

Net unrealized gains	99,415	(220)	99,195
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	7,833	(2,673)	5,160
Less: reclassification adjustment for gains included in net income	(731)	261	(470)

Net unrealized gains	7,102	(2,412)	4,690
Pension liability adjustments
Unrealized holding losses arising during the year	118	(697)	(579)
Less: reclassification adjustment for losses included in net income	2,817	(798)	2,019

Net unrealized gains	2,935	(1,495)	1,440
Net unrealized holding gains on derivative instruments:
Changes in fair value of derivatives	(7,830)	2,974	(4,856)
Net losses reclassified into earnings	8,741	(3,330)	5,411

Net unrealized gains	911	(356)	555

Other comprehensive income	¥110,363	¥(4,483)	¥105,880

2012:
Foreign currency translation adjustments
Unrealized holding losses arising during the year	¥(9,543)	¥591	¥(8,952)
Less: reclassification adjustment for losses included in net income	—	—	—

Net unrealized losses	(9,543)	591	(8,952)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	3,331	(1,021)	2,310
Less: reclassification adjustment for gains included in net income	(2,676)	1,091	(1,585)

Net unrealized gains	655	70	725
Pension liability adjustments
Unrealized holding losses arising during the year	(5,198)	1,420	(3,778)
Less: reclassification adjustment for losses included in net income	3,025	(1,190)	1,835

Net unrealized losses	(2,173)	230	(1,943)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	665	(410)	255
Net gains reclassified into earnings	(3,023)	1,262	(1,761)

Net unrealized losses	(2,358)	852	(1,506)

Other comprehensive loss	¥(13,419)	¥1,743	¥(11,676)

	Millions of yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2011:
Foreign currency translation adjustments
Unrealized holding losses arising during the year	¥(40,022)	¥493	¥(39,529)
Less: reclassification adjustment for losses included in net income	—	—	—

Net unrealized losses	(40,022)	493	(39,529)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	4,172	(1,678)	2,494
Less: reclassification adjustment for gains included in net income	(871)	355	(516)

Net unrealized gains	3,301	(1,323)	1,978
Pension liability adjustments
Unrealized holding losses arising during the year	(4,308)	2,706	(1,602)
Less: reclassification adjustment for losses included in net income	2,761	(1,250)	1,511

Net unrealized losses	(1,547)	1,456	(91)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	7,395	(2,995)	4,400
Net gains reclassified into earnings	(7,475)	3,049	(4,426)

Net unrealized losses	(80)	54	(26)

Other comprehensive loss	¥(38,348)	¥680	¥(37,668)

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Sources of Income before Income Taxes and Equity in Earnings of Affiliated Companies and Sources of Income Taxes

The sources of income before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2013, 2012 and 2011, were as follows:

	Millions of yen
	2013	2012	2011
Income before income taxes and equity in earnings of affiliated companies:
Domestic	¥54,445	¥79,712	¥68,682
Foreign	150,158	169,897	151,127

	¥204,603	¥249,609	¥219,809

Income taxes:
Current –
Domestic	¥23,885	¥16,618	¥15,391
Foreign	50,743	49,802	42,532

	¥74,628	¥66,420	¥57,923

Deferred –
Domestic	¥(2,627)	¥8,911	¥4,885
Foreign	(2,912)	(861)	1,898

	¥(5,539)	¥8,050	¥6,783

Total	¥69,089	¥74,470	¥64,706

Total Income Taxes Recognized

Total income taxes recognized for the years ended March 31, 2013, 2012 and 2011 were applicable to the following:

	Millions of yen
	2013	2012	2011
Income before income taxes and equity in earnings of affiliated companies	¥69,089	¥74,470	¥64,706
Other comprehensive income(loss):
Foreign currency translation adjustments	220	(591)	(493)
Net unrealized holding gains(losses) on securities available for sale	2,412	(70)	1,323
Pension liability adjustments	1,495	(230)	(1,456)
Net unrealized holding gains(losses) on derivative instruments	356	(852)	(54)

Total income taxes	¥73,572	¥72,727	¥64,026

Temporary Differences and Tax Loss Carryforwards gave Rise to Deferred Tax Assets and Liabilities

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2013 and 2012, are as follows:

	Millions of yen
	2013	2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥4,537	¥5,151
Accrued expenses	38,093	33,801
Investment securities	5,828	5,691
Pension and retirement benefits	11,120	13,619
Property, plant and equipment	10,735	11,066
Inventories	10,783	9,460
Net operating loss carryforwards	19,143	14,265
Research and development expenses	1,376	1,255
Other	12,141	8,170

Total gross deferred tax assets	113,756	102,478
Less valuation allowance	(25,015)	(20,730)

Total deferred tax assets	¥88,741	¥81,748

Deferred tax liabilities:
Unrealized holding gains on securities available for sale	¥11,750	¥8,776
Property, plant and equipment	10,705	11,267
Intangible assets	10,583	10,584
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,393	4,724

Total deferred tax liabilities	¥38,431	¥35,351

Total deferred tax assets	¥50,310	¥46,397

Net Deferred Tax Assets and Liabilities Reflected on Consolidated Balance Sheets

Net deferred tax assets and liabilities as of March 31, 2013 and 2012 are reflected on the consolidated balance sheets under the following captions:

	Millions of yen
	2013	2012
Deferred income taxes and other current assets	¥55,591	¥44,825
Deferred income taxes and other assets	13,442	18,835
Deferred income taxes and other current liabilities	(507)	(687)
Deferred income taxes and other liabilities	(18,216)	(16,576)

	¥50,310	¥46,397

Differences between Japanese Statutory Tax Rates and Effective Tax Rates

The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2013, 2012 and 2011, are summarized as follows:

	2013	2012	2011
Japanese statutory tax rate	38.1%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	1.3	(5.4)	(4.9)
Expenses not deductible for tax purposes	0.5	0.1	1.5
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.2)	(6.7)	(8.3)
Tax credit for research and development expenses	(1.3)	(0.0)	(1.3)
Other, net	1.4	1.0	1.6

Effective tax rate	33.8%	29.8%	29.4%

Period Available to Offset Future Taxable Income in each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2013	Millions of yen
Within 5 years	¥25,339
6 to 20 years	17,575
Indefinite periods	16,866

Total	¥59,780

Rent Expenses (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Lease Payments under Non-Cancelable Operating Leases and Capital Leases

At March 31, 2013, the future minimum lease payments under non-cancelable operating leases and capital leases are as follows:

	Millions of yen
Year ending March 31	Capital leases	Operating lease commitments	Total
2014	¥4,675	¥4,300	¥8,975
2015	3,297	3,047	6,344
2016	1,515	2,154	3,669
2017	367	1,284	1,651
2018	187	639	826
Thereafter	389	1,558	1,947

Total minimum lease payments	¥10,430	¥12,982	¥23,412

Less: amounts representing interest	(454)

Present value of net minimum capital lease payments	¥9,976

Net Income Attributable to Komatsu Ltd. per Share (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Komatsu Ltd. per Share Computations

A reconciliation of the numerators and denominators of the basic and diluted net income attributable to Komatsu Ltd. per share computations is as follows:

	Millions of yen
	2013	2012	2011
Net income attributable to Komatsu Ltd.	¥126,321	¥167,041	¥150,752

	Number of shares
	2013	2012	2011
Weighted average common shares outstanding, less treasury stock	952,376,139	962,919,074	967,803,446
Dilutive effect of:
Stock options	902,065	857,871	671,477

Weighted average diluted common shares outstanding	953,278,204	963,776,945	968,474,923

	Yen
	2013	2012	2011
Net income attributable to Komatsu Ltd. per share:
Basic	¥132.64	¥173.47	¥155.77

Diluted	132.51	173.32	155.66

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Change in Accrued Product Warranty Cost

Change in accrued product warranty cost for the years ended March 31, 2013 and 2012 is summarized as follows:

	Millions of yen
	2013	2012
Balance at beginning of year	¥30,534	¥28,531
Addition	25,624	28,234
Utilization	(27,412)	(26,211)
Other	2,454	(20)

Balance at end of year	¥31,200	¥30,534

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Notional Principal Amounts of Derivative Financial Instruments Outstanding

Notional principal amounts of derivative financial instruments outstanding at March 31, 2013 and 2012 are as follows.

	Millions of yen
	2013	2012
Forwards and options:
Sale of foreign currencies	¥130,060	¥129,282
Purchase of foreign currencies	39,904	78,859
Option contracts (purchased)	—	247
Interest rate swaps, cross-currency swaps and interest rate cap agreements	103,182	83,014

Fair Value of Derivative Instruments

Fair value of derivative instruments at March 31, 2013 and 2012 on the consolidated balance sheets are as follows:

	Millions of yen
	2013
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥43	Deferred income taxes and other current liabilities	¥2,479
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	3,905
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	42	Deferred income taxes and other current liabilities	1,063

Total		¥85		¥7,447

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥463	Deferred income taxes and other current liabilities	¥3,628
	Deferred income taxes and other assets	1	Deferred income taxes and other liabilities	11
Option contracts	Deferred income taxes and other current assets	—	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	2	Deferred income taxes and other current liabilities	791
	Deferred income taxes and other assets	¥288	Deferred income taxes and other liabilities	¥272

Total		¥754		¥4,702

Total Derivative Instruments		¥839		¥12,149

	Millions of yen
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥1,681	Deferred income taxes and other current liabilities	¥5,578
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	105
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	21	Deferred income taxes and other current liabilities	750

Total		¥1,702		¥6,433

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥569	Deferred income taxes and other current liabilities	¥2,805
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	55
Option contracts	Deferred income taxes and other current assets	5	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,102	Deferred income taxes and other current liabilities	418
	Deferred income taxes and other assets	¥467	Deferred income taxes and other liabilities	¥9

Total		¥2,143		¥3,287

Total Derivative Instruments		¥3,845		¥9,720

Effects of Derivative Instruments on Consolidated Statements of Income

The effects of derivative instruments on the consolidated statements of income for the years ended March 31, 2013, 2012 and 2011 are as follows:

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2013
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥(7,737)	Other expenses, net: Other, net	¥(8,741)	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	(93)	Other expenses, net: Other, net	—	—	—

Total	¥(7,830)		¥(8,741)		¥—

	Millions of yen
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥665	Other expenses, net: Other, net	¥2,645	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other expenses, net: Other, net	378	—	—

Total	¥665		¥3,023		¥—

	Millions of yen
	2011
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥7,195	Other expenses, net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	200	Other expenses, net: Other, net	—	—	—

Total	¥7,395		¥7,475		¥—

*	OCI stands for other comprehensive income (loss).

Derivative Instruments Not Designated as hedging Instruments Relationships

Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2013
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other expenses, net: Other, net	¥(5,737)
Option contracts	Other expenses, net: Other, net	(4)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(216)
	Other expenses, net: Other, net	579

Total		¥(5,378)

	Millions of yen
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other expenses, net: Other, net	¥329
Option contracts	Other expenses, net: Other, net	(0)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(200)
	Other expenses, net: Other, net	(5,995)

Total		¥(5,866)

	Millions of yen
	2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other expenses, net: Other, net	¥(1,411)
Option contracts	Other expenses, net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other expenses, net: Other, net	2,816

Total		¥941

Fair Values of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Carrying Amounts and Estimated Fair Values of Financial Instruments including Financial Instruments Not Qualifying as Hedge

The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2013 and 2012, are summarized as follows:

	Millions of yen
	2013		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Cash and cash equivalents	¥93,620	¥93,620	¥83,079	¥83,079
Time deposits	217	217	907	907
Trade notes and accounts receivable	606,904	606,904	559,749	559,749
Long-term trade receivables	235,825	235,825	184,294	184,294
Investment securities, marketable equity securities	50,954	50,954	45,933	45,933
Short-term debt	205,156	205,156	215,824	215,824
Trade notes, bills and accounts payable	226,275	226,275	273,460	273,460
Long-term debt, including current portion	474,607	469,444	431,976	429,357
Derivatives:
Forward and options
Assets	507	507	2,255	2,255
Liabilities	10,023	10,023	8,543	8,543
Interest rate swaps, cross-currency swap and interest rate cap agreements
Assets	332	332	1,590	1,590
Liabilities	2,126	2,126	1,177	1,177

Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and 2012 are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥28,061	¥—	¥—	¥28,061
Financial service industry	19,299	—	—	19,299
Other	3,594	—	—	3,594
Derivatives
Forward contracts	—	507	—	507
Option contracts	—	—	—	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	332	—	332

Total	¥50,954	¥839	¥—	¥51,793

Liabilities
Derivatives
Forward contracts	¥—	¥10,023	¥—	¥10,023
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	2,126	—	2,126
Other	—	76,239	639	76,878

Total	¥—	¥88,388	¥639	¥89,027

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥27,172	¥—	¥—	¥27,172
Financial service industry	16,166	—	—	16,166
Other	2,595	—	—	2,595
Derivatives
Forward contracts	—	2,250	—	2,250
Option contracts	—	5	—	5
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	1,590	—	1,590

Total	¥45,933	¥3,845	¥—	¥49,778

Liabilities
Derivatives
Forward contracts	¥—	¥8,543	¥—	¥8,543
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	1,177	—	1,177
Other	—	53,103	752	53,855

Total	¥—	¥62,823	¥752	¥63,575

Summary of Information About Changes of Level Three

The following table summarizes information about changes of Level 3 for the years ended March 31, 2013, 2012 and 2011:

	Millions of yen
	2013	2012	2011
Balance, beginning of year	¥(752)	¥(859)	¥(2,280)
Total gains or losses (realized / unrealized)	113	107	219
Included in earnings	190	93	6
Included in other comprehensive income (loss)	(77)	14	213
Total purchases, issuances and settlements	—	—	1,202
Purchases	—	—	—
Issuances	—	—	—
Settlements	—	—	1,202

Balance, end of period	¥(639)	¥(752)	¥(859)

Business Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2013
Operating Segments and Geographic Information

The following tables present financial information regarding Komatsu’s operating segments and geographic information at March 31, 2013, 2012 and 2011, and for the years then ended:

Operating segments:

	Millions of yen
	2013	2012	2011
Net sales:
Construction, Mining and Utility Equipment –
External customers	¥1,677,049	¥1,739,348	¥1,615,689
Intersegment	2,530	4,925	2,392

Total	1,679,579	1,744,273	1,618,081
Industrial Machinery and Others –
External customers	207,942	242,415	227,438
Intersegment	8,349	8,724	10,916

Total	216,291	251,139	238,354
Elimination	(10,879)	(13,649)	(13,308)

Consolidated	¥1,884,991	¥1,981,763	¥1,843,127

Segment profit:
Construction, Mining and Utility Equipment	¥208,951	¥246,291	¥220,830
Industrial Machinery and Others	6,222	16,779	20,965

Total segment profit	215,173	263,070	241,795
Corporate expenses and elimination	(1,161)	(4,407)	(6,823)

Total	214,012	258,663	234,972
Impairment loss on long-lived assets	1,907	3,106	5,142
Other operating income (expenses), net	(503)	786	(6,901)
Operating income	211,602	256,343	222,929
Interest and dividend income	4,277	3,776	4,493
Interest expense	(8,236)	(7,784)	(6,475)
Other, net	(3,040)	(2,726)	(1,138)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥204,603	¥249,609	¥219,809

Segment assets:
Construction, Mining and Utility Equipment	¥2,195,232	¥1,965,406	¥1,859,004
Industrial Machinery and Others	282,342	278,232	270,736
Corporate assets and elimination	40,283	76,891	19,397

Consolidated	¥2,517,857	¥2,320,529	¥2,149,137

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥78,589	¥80,521	¥80,780
Industrial Machinery and Others	9,416	8,494	7,662

Consolidated	¥88,005	¥89,015	¥88,442

Capital investment:
Construction, Mining and Utility Equipment	¥127,706	¥115,518	¥92,049
Industrial Machinery and Others	9,256	6,520	5,689

Consolidated	¥136,962	¥122,038	¥97,738

Impairment Loss on Long-Lived Assets and Goodwill Recorded in each Segment Asset

Impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Construction, Mining and Utility Equipment	¥1,153	¥2,330	¥4,969
Industrial Machinery and Others	754	776	173

Total	¥1,907	¥3,106	¥5,142

Net Sales Determined by Customer Location

Net sales determined by customer location for the years ended March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Japan	¥380,024	¥402,505	¥349,184
The Americas	561,962	460,814	397,427
Europe and CIS	203,878	207,848	165,418
China	156,030	270,017	428,208
Asia (excluding Japan and China) and Oceania	454,394	513,575	398,366
Middle East and Africa	128,703	127,004	104,524

Consolidated net sales	¥1,884,991	¥1,981,763	¥1,843,127

Net Sales Determined by Geographic Origin and Property, Plant and Equipment Determined Based on Physical Location

Net sales determined by geographic origin for the years ended March 31, 2013, 2012 and 2011, and property, plant and equipment determined based on physical location at March 31, 2013, 2012 and 2011, are as follows:

	Millions of yen
	2013	2012	2011
Net sales:
Japan	¥622,121	¥723,568	¥641,502
U.S.A.	534,781	436,300	391,380
Europe and CIS	203,668	217,085	175,217
China	122,373	196,537	332,581
Others	402,048	408,273	302,447

Total	¥1,884,991	¥1,981,763	¥1,843,127

Property, plant and equipment:
Japan	¥367,610	¥356,424	¥354,797
U.S.A.	85,499	67,350	63,972
Europe and CIS	32,015	29,483	29,868
Others	100,096	76,399	59,750

Total	¥585,220	¥529,656	¥508,387

Supplementary Information to Balance Sheets (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Income Taxes and Other Current Assets

At March 31, 2013 and 2012, deferred income taxes and other current assets were comprised of the following:

	Millions of yen
	2013	2012
Prepaid expenses	¥8,923	¥8,601
Short-term loans receivable:
Affiliated companies	565	664
Other	33	1,144

Total	¥598	¥1,808

Deferred income taxes	55,591	44,825
Other	92,556	89,044

Total	¥157,668	¥144,278

Deferred Income Taxes and Other Current Liabilities

At March 31, 2013 and 2012, deferred income taxes and other current liabilities were comprised of the following:

	Millions of yen
	2013	2012
Accrued expenses	¥96,815	¥84,264
Advances received	32,324	49,180
Deferred income taxes	507	687
Other	102,479	97,643

Total	¥232,125	¥231,774

Supplementary Information to Statements of Income (Tables)	12 Months Ended
Mar. 31, 2013
Research and Development Expenses and Advertising Costs

The following information shows research and development expenses and advertising costs, for the years ended March 31, 2013, 2012 and 2011. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

	Millions of yen
	2013	2012	2011
Research and development expenses	¥60,788	¥54,843	¥49,005
Advertising costs	2,452	2,357	2,627

Shipping and Handling Costs Included in Selling, General and Administrative Expenses

Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2013, 2012 and 2011, were as follows:

	Millions of yen
	2013	2012	2011
Shipping and handling costs	¥41,849	¥45,231	¥37,706

Other Operating Income (Expenses), Net

Other operating income (expenses), net for the years ended March 31, 2013, 2012 and 2011, were comprised of the following:

	Millions of yen
	2013	2012	2011
Gain on sale of property	¥764	¥1,294	¥2,432
Loss on disposal or sale of fixed assets*	(2,064)	(2,487)	(1,553)
Other*	797	1,979	(7,780)

Total	¥(503)	¥786	¥(6,901)

*	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million, ¥2,787 million respectively resulted from the Great East Japan Earthquake.

Other Expenses, Net

Other expenses, net for the years ended March 31, 2013, 2012 and 2011, were comprised of the following:

	Millions of yen
	2013	2012	2011
Interest income –
Installment receivables	¥329	¥289	¥503
Other	2,732	2,632	2,670
Dividends	1,216	855	1,320
Interest expense	(8,236)	(7,784)	(6,475)
Impairment loss and net gain (loss) from sale of investment securities	(3,058)	(2,516)	(54)
Exchange gain (loss), net	1,214	3,864	(4,193)
Other	(1,196)	(4,074)	3,109

Total	(¥6,999)	¥(6,734)	¥(3,120)

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2013
Valuation and Qualifying Accounts Deducted from Assets

Valuation and qualifying accounts deducted from assets to which they apply:

	Millions of yen
	2013	2012	2011
Allowance for doubtful receivables
Balance at beginning of fiscal period	¥15,243	¥15,793	¥14,941
Additions
Charged to costs and expenses	3,050	2,105	5,307
Charged to other accounts	118	255	1,068
Deductions	417	2,910	5,523

Balance at end of fiscal period	¥17,994	¥15,243	¥15,793

Deductions were principally collectible or uncollectible accounts and notes charged to the allowance.

	Millions of yen
	2013	2012	2011
Valuation allowance for deferred tax assets
Balance at beginning of fiscal period	¥20,730	¥36,690	¥49,081
Additions
Charged to costs and expenses	4,423	1,961	7,596
Charged to other accounts	1,729	276	—
Deductions	1,867	18,197	19,987

Balance at end of fiscal period	¥25,015	¥20,730	¥36,690

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Minimum	Mar. 31, 2013 Foreign Tax Authority	Mar. 31, 2013 Americas	Mar. 31, 2013 Europe and Cis	Mar. 31, 2013 China	Mar. 31, 2013 Oceania and Asia Excluding Japan and China	Mar. 31, 2013 Middle East And Africa	Mar. 31, 2013 Construction, Mining and Utility Equipment Segment	Mar. 31, 2013 Industrial Machinery and Others Segment
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Sales as percent of consolidated net sale				79.80%	29.80%	10.80%	8.30%	24.10%	6.80%	89.00%	11.00%
Variable interest entities, carrying amount, assets	¥ 30,467	¥ 26,609
Recognized tax benefit position			50.00%
Cash, withdrawals	¥ 57,568	¥ 28,823

Estimated Useful Lives used in Computing Depreciation of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2013
Buildings | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life	4 years
Buildings | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life	50 years
Machinery and equipment | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life	2 years
Machinery and equipment | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Estimated useful life	20 years

Aggregate Cost of Capital Leases Included in Property, Plant and Equipment and Related Accumulated Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant, and Equipment Disclosure [Line Items]
Aggregate cost	¥ 1,291,517	¥ 1,185,904
Accumulated amortization	706,297	656,248
Assets Held under Capital Leases
Property, Plant, and Equipment Disclosure [Line Items]
Aggregate cost	23,184	27,409
Accumulated amortization	¥ 14,468	¥ 16,527

Additional Cash Flow Information and Noncash Investing and Financing Activities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Additional cash flow information:
Interest paid	¥ 8,554	¥ 7,309	¥ 6,367
Income taxes paid	59,438	87,134	46,227
Noncash investing and financing activities:
Capital lease obligations incurred	¥ 3,286	¥ 2,300	¥ 2,244

Supplemental Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Supplemental Cash Flow Information [Line Items]
Increase (decrease) in advances received	¥ 16,856	¥ 18,352	¥ 12,297

Business Combinations - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Gigaphoton Inc	May 18, 2011 Gigaphoton Inc	Aug. 31, 2000 Gigaphoton Inc	Nov. 30, 2012 Log Max AB and Log Max Inc.
Business Acquisition [Line Items]
Cash consideration for acquired equity interests from wholly owned subsidiary		¥ 15,000		¥ 6,782
Goodwill		1,081		2,041
Number of additional shares purchased		50,000
Fair value of total consideration transferred		7,500		6,782
Percentage of ownership interest		100.00%
Equity interest prior to additional acquisition		50.00%
Joint-venture ownership interest			50.00%
Gain from remeasuring to fair value of equity interest owned prior to acquisition	¥ 2,592

Summary of Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended
	Nov. 30, 2012 Log Max AB and Log Max Inc.	May 18, 2011 Gigaphoton Inc
Consideration
Cash and cash equivalents	¥ 6,782	¥ 7,500
Fair value of total consideration transferred	6,782	7,500
Fair value of Komatsu's equity interest in Gigaphoton held before the business combination		7,500
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total		15,000
Acquisiton-related cost (included in selling, general and administrative expenses)	298	36
Recognized amounts of identifiable assets and liabilities assumed
Current assets	2,340	14,859
Property, plant and equipment	50	2,376
Intangible assets	3,758	7,425
Other assets	16	15
Total assets acquired	6,164	24,675
Current liabilities	(492)	(7,860)
Long-term liabilities	(931)	(2,896)
Total liabilities assumed	(1,423)	(10,756)
Net assets acquired	4,741	13,919
Goodwill	2,041	1,081
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total	¥ 6,782	¥ 15,000

Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade notes	¥ 121,423	¥ 108,390
Accounts receivable	502,141	464,884
Total	623,564	573,274
Less: allowance-current	(16,660)	(13,525)
Trade notes and accounts receivable	606,904	559,749
Long-term trade receivables, gross	237,159	186,012
Less: allowance-noncurrent	(1,334)	(1,718)
Long-term trade receivables	¥ 235,825	¥ 184,294

Roll-Forward Schedule of Allowance for Credit Losses of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 7,750	¥ 7,474	¥ 7,550
Provision	1,094	1,256	2,277
Charge-offs	(794)	(1,004)	(1,855)
Other	1,144	24	(498)
Balance at end of year	¥ 9,194	¥ 7,750	¥ 7,474

Lease Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
Minimum lease payments receivable	¥ 225,463	¥ 232,798
Unearned income	(19,252)	(21,839)
Net lease receivables	¥ 206,211	¥ 210,959

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Line Items]
Finished products, including finished parts held for sale	¥ 437,729	¥ 422,001
Work in process	141,166	141,302
Materials and supplies	54,752	49,056
Total	¥ 633,647	¥ 612,359

Cost, Gross Unrealized Holding Gains and Losses and Fair Value for Investment Securities by Major Security Types (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 26,240	¥ 28,149
Fair value	50,954	45,933
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Cost	17,915	19,890
Gross unrealized holding gains	33,047	26,072
Gross unrealized holding losses	8	29
Fair value	50,954	45,933
Other securities
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 8,325	¥ 8,259

Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Cost-method Investments [Line Items]
Proceeds from sale of available for sale investment securities	¥ 3,766	¥ 1,757	¥ 2,132
Net losses on impairment or sale of investment securities available for sale	¥ (3,058)	¥ (2,516)	¥ (54)

Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities, Aggregated by Length of Time Individual Securities that have been in Continuous Unrealized Loss Position (Detail) (Marketable equity securities, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Less than 12 months Fair value	¥ 190	¥ 272
Available-for-sale securities, Less than 12 months Gross unrealized holding losses	8	29
Available-for-sale securities, 12 months or longer Fair value
Available-for-sale securities, 12 months or longer Gross unrealized holding losses
Available-for-sale securities, Total Fair value	190	272
Available-for-sale securities, Total Gross unrealized holding losses	¥ 8	¥ 29

Investments In and Advances to Affiliated Companies (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Investments in capital stock	¥ 18,862	¥ 19,737
Advances	542	828
Total	¥ 19,404	¥ 20,565

Investments in and Advances to Affiliated Companies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Dividend received from affiliated companies	¥ 400	¥ 566	¥ 469
Trade notes and accounts receivables from affiliated companies	22,417	23,439
Short-term loan receivables from affiliated companies	565	664
Trade notes and accounts payable to affiliated companies	8,879	8,396
Net sales to affiliated companies	52,785	51,848	42,673
Unappropriated retained earnings included share of undistributed earnings of affiliated companies	¥ 7,496	¥ 9,721

Summarized Financial Information for Affiliated Companies (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Current assets	¥ 118,422	¥ 108,919
Net property, plant and equipment - less accumulated depreciation and amortization	39,318	38,415
Investments and other assets	34,533	33,291
Total assets	192,273	180,625
Current liabilities	92,642	85,235
Noncurrent liabilities	47,517	43,238
Equity	52,114	52,152
Total liabilities and equity	192,273	180,625
Net sales	185,381	196,328	208,959
Net income	¥ 4,090	¥ 3,351	¥ 5,602

Major Classes of Property, Plant and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Land	¥ 107,168	¥ 97,943
Buildings	389,484	353,486
Machinery and equipment	772,526	712,578
Construction in progress	22,339	21,897
Total	1,291,517	1,185,904
Less: accumulated depreciation and amortization	(706,297)	(656,248)
Net property, plant and equipment	¥ 585,220	¥ 529,656	¥ 508,387

Assets Pledged as Collateral for Short-Term Debt and Guarantees for Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	¥ 2,473	¥ 2,281
Cash and Cash Equivalents
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	3	2
Other Current Assets
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	1,682	2,279
Property, Plant and Equipment - Less Accumulated Depreciation and Amortization
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	788
Short-Term Debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	788
Guarantee Obligations
Financial Instruments Owned and Pledged as Collateral [Line Items]
Assets pledged as collateral for debt	¥ 1,685	¥ 2,281

Intangible Assets Other Than Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	¥ 77,333	¥ 77,953
Accumulated amortization	(33,647)	(33,102)
Net carrying amount	43,686	44,851
Other intangible assets not subject to amortization	14,837	13,102
Total other intangible assets	58,523	57,953
Computer Software, Intangible Asset
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	33,026	34,221
Accumulated amortization	(19,983)	(19,759)
Net carrying amount	13,043	14,462
Leasehold Interest
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	7,499	8,834
Accumulated amortization	(734)	(1,818)
Net carrying amount	6,765	7,016
Other Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Gross carrying amount	36,808	34,898
Accumulated amortization	(12,930)	(11,525)
Net carrying amount	¥ 23,878	¥ 23,373

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Customer Relationships	Mar. 31, 2008 Customer Relationships	Mar. 31, 2012 Unpatented Technology	Mar. 31, 2008 Unpatented Technology
Goodwill and Intangible Assets Disclosure [Line Items]
Net carrying amounts of other intangible assets subject to amortization				¥ 1,088	¥ 10,115	¥ 5,056	¥ 3,230
Aggregate amortization expense of other intangible assets subject to amortization	¥ 8,477	¥ 8,499	¥ 8,149

Future Estimated Amortization Expenses for Each of Five Years Relating to Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
2014	¥ 6,784
2015	5,727
2016	4,420
2017	3,647
2018	¥ 2,643

Changes in Carrying Amounts of Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Goodwill acquired during the year	¥ 2,041	¥ 2,359
Foreign exchange impact	1,433	(445)
Other		(6)
Goodwill	43,422	39,948	38,040
Accumulated impairment losses	(8,719)	(8,719)	(8,719)
Goodwill, net	34,703	31,229	29,321
Construction, Mining and Utility Equipment Segment
Goodwill [Line Items]
Goodwill acquired during the year	2,041	1,278
Foreign exchange impact	1,433	(445)
Goodwill	28,405	24,931	24,098
Accumulated impairment losses	(8,179)	(8,179)	(8,179)
Goodwill, net	20,226	16,752	15,919
Industrial Machinery and Others Segment
Goodwill [Line Items]
Goodwill acquired during the year		1,081
Other		(6)
Goodwill	15,017	15,017	13,942
Accumulated impairment losses	(540)	(540)	(540)
Goodwill, net	¥ 14,477	¥ 14,477	¥ 13,402

Short Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-term debt	¥ 205,156	¥ 215,824
Banks, Insurance Companies and Other Financial Institutions
Short-term Debt [Line Items]
Short-term debt	164,156	170,824
Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 41,000	¥ 45,000

Short-Term and Long-Term Debt - Additional Information (Detail)	12 Months Ended		12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012	Mar. 31, 2013 European Medium Term Notes JPY (¥)	Mar. 31, 2012 European Medium Term Notes JPY (¥)	Apr. 30, 1999 European Medium Term Notes USD ($)	Mar. 31, 1996 European Medium Term Notes USD ($)	Mar. 31, 2013 Commercial Paper JPY (¥)
Debt Instrument [Line Items]
Weighted-average annual interest rates applicable to short-term debt outstanding	1.90%	3.00%
Committed to credit lines totaling/commercial paper program	¥ 49,997,000,000						¥ 150,000,000,000
Unused committed to credit lines totaling/commercial paper program	14,738,000,000						109,000,000,000
Registered amount of Euro Medium-Term Note Program					1,200,000,000	1,000,000,000
Issued Euro Medium-Term Note			29,588,000,000	29,095,000,000
Maximum borrowing capacity under program to issue variable term bonds	100,000,000,000
Market value adjustments related to long term debt	¥ 1,153,000,000

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Total	¥ 474,607	¥ 431,976
Less: current maturities	(130,793)	(119,457)
Long-term debt	343,814	312,519
Banks, Insurance Companies and Other Financial Institutions without Collateral
Debt Instrument [Line Items]
Total	260,536	240,629
European Medium Term Notes
Debt Instrument [Line Items]
Total	80,734	56,098
Unsecured Bonds One Point Six Six Percent Due Twenty Twelve
Debt Instrument [Line Items]
Total		20,000
Unsecured Bonds Zero Point Eight Five Percent Due Twenty Twelve
Debt Instrument [Line Items]
Total		10,000
Unsecured Bonds One Point Five Three Percent Due Twenty Thirteen
Debt Instrument [Line Items]
Total	30,000	30,000
Unsecured Bonds One Point One Nine Percent Due Twenty Fourteen
Debt Instrument [Line Items]
Total	30,000	30,000
Unsecured Bonds Zero Point Five Eight Percent Due Twenty Sixteen
Debt Instrument [Line Items]
Total	30,000	30,000
Unsecured Bonds Zero Point Three Two Percent Due Twenty Seventeen
Debt Instrument [Line Items]
Total	30,000
Capital Lease Obligations (Note 16)
Debt Instrument [Line Items]
Total	9,976	12,536
Other
Debt Instrument [Line Items]
Total	¥ 3,361	¥ 2,713

Long-Term Debt (Parenthetical) (Detail)	Mar. 31, 2013
Banks, Insurance Companies and Other Financial Institutions without Collateral
Debt Instrument [Line Items]
Long-term debt, weighted-average rate	3.00%
Banks, Insurance Companies and Other Financial Institutions without Collateral | Minimum
Debt Instrument [Line Items]
Long-term debt, maturity year	2013
Banks, Insurance Companies and Other Financial Institutions without Collateral | Maximum
Debt Instrument [Line Items]
Long-term debt, maturity year	2018
European Medium Term Notes
Debt Instrument [Line Items]
Long-term debt, weighted-average rate	1.70%
European Medium Term Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, maturity year	2013
European Medium Term Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, maturity year	2017
Unsecured Bonds One Point Six Six Percent Due Twenty Twelve
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.66%
Long-term debt, maturity year	2012
Unsecured Bonds Zero Point Eight Five Percent Due Twenty Twelve
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.85%
Long-term debt, maturity year	2012
Unsecured Bonds One Point Five Three Percent Due Twenty Thirteen
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.53%
Long-term debt, maturity year	2013
Unsecured Bonds One Point One Nine Percent Due Twenty Fourteen
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	1.19%
Long-term debt, maturity year	2014
Unsecured Bonds Zero Point Five Eight Percent Due Twenty Sixteen
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.58%
Long-term debt, maturity year	2016
Unsecured Bonds Zero Point Three Two Percent Due Twenty Seventeen
Debt Instrument [Line Items]
Unsecured Bonds, interest rate	0.32%
Long-term debt, maturity year	2017

Annual Maturities of Long-Term Debt Excluding Market Value Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Debt Instrument [Line Items]
2014	¥ 130,480
2015	119,162
2016	112,345
2017	69,659
2018	41,185
2019 and thereafter	623
Total	¥ 473,454

Liability for Pension and Other Retirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2013	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in next fiscal year		¥ 5,046
U.S. subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in next fiscal year		36
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee benefits payable as pension	60.00%
Mandatory retirement age	60
Accumulated benefit obligations for defined benefit plans	125,327	133,537
Fair value of plan assets	89,061	101,508	92,291
Pension Plans, Defined Benefit | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	456
Pension Plans, Defined Benefit | Level 3 | Foreign Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	456
Pension Plans, Defined Benefit | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		35.00%
Pension Plans, Defined Benefit | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		30.00%
Pension Plans, Defined Benefit | Other investment assets
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		35.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 6,305	¥ 8,114	¥ 5,351
Other Postretirement Benefit Plans, Defined Benefit | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		35.00%
Other Postretirement Benefit Plans, Defined Benefit | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets portfolio		65.00%

Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in plan assets:
Accrued benefit liability	¥ (49,912)	¥ (50,685)
Pension Plans, Defined Benefit
Change in benefit obligations:
Accumulated postretirement benefit obligation, beginning of year	134,572	134,360
Service cost	7,247	7,493	6,630
Interest cost	3,516	3,475	3,585
Actuarial loss	6,233	2,520
Plan participants' contributions	175	87
Acquisition	168	140
Plan amendment	410
Settlements	(104)
Benefits paid	(10,838)	(12,646)
Foreign currency exchange rate change	3,132	(857)
Accumulated postretirement benefit obligation, end of year	144,511	134,572	134,360
Change in plan assets:
Fair value of plan assets, beginning of year	89,061	92,291
Actual return on plan assets	9,922	1,010
Employers' contributions	7,193	5,447
Plan participants' contributions	175	48
Acquisition		6
Settlements	(104)
Benefits paid	(7,602)	(9,106)
Foreign currency exchange rate change	2,863	(635)
Fair value of plan assets, end of year	101,508	89,061	92,291
Funded status, end of year	(43,003)	(45,511)
Prepaid benefit cost	2,899	1,799
Other current liabilities	(112)	(100)
Accrued benefit liability	(45,790)	(47,210)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(43,003)	(45,511)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	34,628	37,701
Prior service cost	2,183	2,142
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	¥ 36,811	¥ 39,843

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets and Pension Plans with Projected Benefit Obligations in Excess of Plan Assets (Detail) (Pension Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Pension Plans, Defined Benefit
Schedule of Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets [Line Items]
Plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligations	¥ 106,196	¥ 108,512
Plans with accumulated benefit obligations in excess of plan assets, plan assets	69,466	68,793
Plans with projected benefit obligations in excess of plan assets, projected benefit obligations	132,078	116,386
Plans with projected benefit obligations in excess of plan assets, plan assets	¥ 86,119	¥ 69,360

Net Periodic Pension Cost of Defined Benefit Plans (Detail) (Pension Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost - Benefits earned during the year	¥ 7,247	¥ 7,493	¥ 6,630
Interest cost on projected benefit obligations	3,516	3,475	3,585
Expected return on plan assets	(2,804)	(2,727)	(2,961)
Amortization of actuarial loss	2,188	2,571	2,285
Amortization of prior service cost	369	236	227
Curtailment and settlement gain			(12)
Net periodic cost	¥ 10,516	¥ 11,048	¥ 9,754

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (Pension Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Pension Plans, Defined Benefit
Schedule of Pension and Other Retirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Current year actuarial loss (gain)	¥ (885)	¥ 3,350
Amortization of actuarial loss	(2,188)	(2,571)
Current year prior service cost	410	887
Amortization of prior service cost	(369)	(236)
Pension liability adjustments, Net unrealized losses, Pretax	¥ (3,032)	¥ 1,430

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans that will be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year (Detail) (Pension Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of actuarial loss	¥ 1,860
Amortization of prior service cost	¥ 278

Weighted-Average Assumption used to Determine Benefit Obligations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Domestic plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.60%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.80%	3.80%
Assumed rate of increase in future compensation levels	2.60%	2.30%
Foreign plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.50%	5.50%
Assumed rate of increase in future compensation levels	4.60%	4.60%

Weighted-Average Assumptions used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.00%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.80%	3.90%	3.80%
Assumed rate of increase in future compensation levels	2.30%	2.60%	2.60%
Expected long-term rate of return on plan assets	1.90%	1.90%	1.90%
Foreign plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.50%	6.00%	6.00%
Assumed rate of increase in future compensation levels	4.60%	4.60%	4.40%
Expected long-term rate of return on plan assets	6.10%	6.50%	7.20%

Fair Values of Benefit Plan Assets by Asset Class (Detail) (Pension Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 101,508		¥ 89,061		¥ 92,291
Cash
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	2,787		3,985
Japanese Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	9,472	[1]	7,611	[1]
Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	21,775	[1]	18,706	[1]
Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	7,146	[1],[2]	5,104	[1],[2]
Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	24,083	[3]	19,518	[3]
Corporate Bond
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	5,085		4,382
Life Insurance Company General Accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	30,267		29,087
Other securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	893		668
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	52,516		44,789
Level 1 | Cash
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	2,787		3,985
Level 1 | Japanese Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	8,974	[1]	7,152	[1]
Level 1 | Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	16,580	[1]	14,257	[1]
Level 1 | Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	6,040	[1],[2]	4,485	[1],[2]
Level 1 | Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	17,640	[3]	14,868	[3]
Level 1 | Other securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	495		42
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	48,992		43,816
Level 2 | Japanese Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	498	[1]	459	[1]
Level 2 | Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	5,195	[1]	4,449	[1]
Level 2 | Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,106	[1],[2]	619	[1],[2]
Level 2 | Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	6,443	[3]	4,650	[3]
Level 2 | Corporate Bond
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	5,085		4,382
Level 2 | Life Insurance Company General Accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	30,267		29,087
Level 2 | Other securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	398		170
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets			456
Level 3 | Other securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets			¥ 456

[1]	The plan's equity securities include common stock of the Company in the amount of ¥37 million (0.06% of the Company's total plan assets) and ¥45 million (0.08% of the Company's total plan assets) at March 31, 2013 and 2012, respectively.
[2]	The plan's pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.
[3]	The plan's government bonds and municipal bonds include approximately 45% Japanese bonds and 55% foreign bonds.

Fair Values of Benefit Plan Assets by Asset Class (Parenthetical) (Detail) (Pension Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Government and Municipal Bonds | Japanese Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets portfolio	45.00%
Government and Municipal Bonds | Foreign Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets portfolio	55.00%
Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets portfolio	35.00%
Parent | Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Common stock included in Plan assets	¥ 37	¥ 45
Plan assets portfolio	0.06%	0.08%

Benefits Expected to be Paid in each of Next Five Years, and in Aggregate for Five Years Thereafter which Reflect Estimated Future Employee Service - Defined Benefit Plans (Detail) (Pension Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	¥ 7,786
2015	8,318
2016	9,176
2017	9,093
2018	8,404
Through 2019-2023	¥ 42,202

Reconciliation of Beginning and Ending Balances of Accumulated Postretirement Benefit Obligations and Fair Value of Plan Assets of U.S. Subsidiaries' Plans (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in plan assets:
Accrued benefit liability	¥ (49,912)	¥ (50,685)
Other Postretirement Benefit Plans, Defined Benefit
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligation, beginning of year	9,091	8,309
Service cost	317	218	227
Interest cost	413	436	452
Actuarial loss	379	795
Plan participants' contributions	3	2
Medicare Part D	36	57
Benefits paid	(413)	(652)
Foreign currency exchange rate change	1,405	(74)
Accumulated postretirement benefit obligation, end of year	11,231	9,091	8,309
Change in plan assets:
Fair value of plan assets, beginning of year	6,305	5,351
Actual return on plan assets	469	298
Employers' contributions	1,318	1,881
Plan participants' contributions	3	2
Benefits paid	(1,002)	(1,205)
Foreign currency exchange rate change	1,021	(22)
Fair value of plan assets, end of year	8,114	6,305	5,351
Funded status, end of year	(3,117)	(2,786)
Prepaid benefit cost	840	704
Other current liabilities	(41)	(37)
Accrued benefit liability	(3,916)	(3,453)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(3,117)	(2,786)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	3,734	3,657
Prior service cost	476	543
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	¥ 4,210	¥ 4,200

Net Periodic Postretirement Benefit Cost of U.S. Subsidiaries' Plans (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost - Benefits earned during the year	¥ 317	¥ 218	¥ 227
Interest cost on projected benefit obligations	413	436	452
Expected return on plan assets	(360)	(320)	(302)
Amortization of actuarial loss	193	154	196
Amortization of prior service cost	67	64	65
Net periodic cost	¥ 630	¥ 552	¥ 638

Other Changes in Plan Assets and Accumulated Postretirement Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Current year actuarial loss	¥ 270	¥ 761
Amortization of actuarial loss	(193)	(154)
Current year prior service cost		56
Amortization of prior service cost	(67)	(64)
Pension liability adjustments, Net unrealized losses, Pretax	¥ 10	¥ 599

Estimated Actuarial Loss and Prior Service Cost for Postretirement Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Postretirement Benefit Cost Over Next Fiscal Year (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of actuarial loss	¥ 219
Amortization of prior service cost	¥ 67

Weighted-Average Assumptions used to Determine Accumulated Postretirement Benefit Obligations (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.10%	4.70%
Assumed rate of increase in future compensation levels	4.00%	4.00%
Current healthcare cost trend rate	7.80%	7.90%
Ultimate healthcare cost trend rate	4.80%	4.80%
Number of years to ultimate healthcare cost trend rate	3 years	4 years

Weighted Average Assumptions used to Determine Net Periodic Postretirement Benefit Cost (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.70%	5.60%	5.40%
Assumed rate of increase in future compensation levels	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	5.20%	5.30%	5.60%
Current healthcare cost trend rate	7.90%	7.90%	7.80%
Ultimate healthcare cost trend rate	4.80%	4.80%	4.80%
Number of years to ultimate healthcare cost trend rate	4 years	5 years	7 years

Fair Values of Postretirement Benefit Plan Assets by Asset Class (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 8,114	¥ 6,305	¥ 5,351
Cash
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	460	281
Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	966	816
Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,796	1,427
Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	3,533	2,775
Corporate Bond
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,359	1,006
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	3,555	2,524
Level 1 | Cash
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	460	281
Level 1 | Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	966	816
Level 1 | Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,796	1,427
Level 1 | Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	333
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	4,559	3,781
Level 2 | Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	3,200	2,775
Level 2 | Corporate Bond
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 1,359	¥ 1,006

Benefits Expected to be Paid in each of Next Five Years, and in Aggregate for Five Years Thereafter which Reflect Estimated Future Employee Service - Other Postretirement Benefit Plan (Detail) (Other Postretirement Benefit Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	¥ 650
2015	688
2016	715
2017	739
2018	762
Through 2019-2023	¥ 4,228

Komatsu Ltd. Shareholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stockholders Equity Note [Line Items]
Increase in capital surplus in case of applying certain US practices	¥ 103,189
Number of shares owned by affiliated companies	1,092,000	1,092,000
Percentage of shares owned by affiliated companies	0.11%	0.11%
Acts provision for Retained Earnings Appropriated for Legal Reserve		10.00%
Percentage of capital surplus and legal reserve to common stock		25.00%
Shareholder equity available for dividend under the Act	340,851
Payment Of cash dividend	22,880
Cash dividend record date	Mar 31, 2013
Stock purchased and retired, shares		15,613,800
Stock purchased, values		29,997
Multiplying factor for purchase price	The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.
Multiplying factor of per share purchase price	1.05
Exercise price of treasury shares granted to directors and certain employees and certain directors of subsidiaries	¥ 1	¥ 1	¥ 1
Number of share acquisition rights issued	2,555	2,529	558
Percentage of options vested on grant date	100.00%	100.00%	100.00%
Number of shares to be issued for one share acquisition rights			100
Compensation expense recorded in selling, general and administrative under fair value method	500	771	137
Intrinsic values of options exercised	632	519	199
Treasury stock
Stockholders Equity Note [Line Items]
Stock retired, values		¥ 22,218
Director
Stockholders Equity Note [Line Items]
Number of share acquisition rights issued	843	872	210
Percentage of options vested on grant date	100.00%	100.00%	100.00%

Stock Option Activity (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Number of shares
Outstanding at beginning of year	3,182,900	3,235,800	3,333,000
Granted	339,800	340,100	76,800
Exercised	(535,000)	(393,000)	(174,000)
Outstanding at end of year	2,987,700	3,182,900	3,235,800
Exercisable at end of year	2,231,000	2,766,000	3,159,000
Weighted average exercise price
Outstanding at beginning of year	¥ 1,947	¥ 2,047	¥ 2,051
Granted	¥ 1	¥ 1	¥ 1
Exercised	¥ 1,189	¥ 1,082	¥ 1,238
Outstanding at end of year	¥ 1,861	¥ 1,947	¥ 2,047
Exercisable at end of year	¥ 2,492	¥ 2,240	¥ 2,096

Options Outstanding and Options Exercisable (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Yen 1 - 900
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 1
Exercise Prices, upper range	¥ 900
Options Outstanding, Number of shares	756,700
Options Outstanding, Weighted average exercise price	¥ 1
Options Outstanding, Intrinsic value	¥ 1,701
Options Outstanding, Weighted average remaining contractual life	6 years 8 months 12 days
Options Exercisable, Weighted average remaining contractual life	0 years
Yen 901 - 1,350
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 901
Exercise Prices, upper range	¥ 1,350
Options Outstanding, Number of shares	150,000
Options Outstanding, Weighted average exercise price	¥ 1,126
Options Outstanding, Intrinsic value	169
Options Outstanding, Weighted average remaining contractual life	3 months 18 days
Options Exercisable, Number of shares	150,000
Options Exercisable, Weighted average exercise price	¥ 1,126
Options Exercisable, Intrinsic value	169
Options Exercisable, Weighted average remaining contractual life	3 months 18 days
Yen 1,351 - 2,325
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 1,351
Exercise Prices, upper range	¥ 2,325
Options Outstanding, Number of shares	1,072,000
Options Outstanding, Weighted average exercise price	¥ 2,068
Options Outstanding, Intrinsic value	240
Options Outstanding, Weighted average remaining contractual life	2 years 8 months 12 days
Options Exercisable, Number of shares	1,072,000
Options Exercisable, Weighted average exercise price	¥ 2,068
Options Exercisable, Intrinsic value	240
Options Exercisable, Weighted average remaining contractual life	2 years 8 months 12 days
Yen 2,326 - 3,700
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 2,326
Exercise Prices, upper range	¥ 3,700
Options Outstanding, Number of shares	1,009,000
Options Outstanding, Weighted average exercise price	¥ 3,146
Options Outstanding, Intrinsic value	0
Options Outstanding, Weighted average remaining contractual life	2 years 10 months 24 days
Options Exercisable, Number of shares	1,009,000
Options Exercisable, Weighted average exercise price	¥ 3,146
Options Exercisable, Intrinsic value	0
Options Exercisable, Weighted average remaining contractual life	2 years 10 months 24 days
Yen 1 - 3,700
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 1
Exercise Prices, upper range	¥ 3,700
Options Outstanding, Number of shares	2,987,700
Options Outstanding, Weighted average exercise price	¥ 1,861
Options Outstanding, Intrinsic value	2,110
Options Outstanding, Weighted average remaining contractual life	3 years 7 months 6 days
Options Exercisable, Number of shares	2,231,000
Options Exercisable, Weighted average exercise price	¥ 2,492
Options Exercisable, Intrinsic value	¥ 409
Options Exercisable, Weighted average remaining contractual life	2 years 7 months 6 days

Risk-Free Rate for Periods Within Contractual Term of Share Option Based on Japanese Government Bond Yield Curve in Effect at Time of Grant (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Stockholders Equity Note [Line Items]
Grant-date fair value	¥ 1,470		¥ 2,268		¥ 1,785
Expected term	5 years		5 years		5 years
Risk-free rate, minimum	0.10%	[1]	0.12%	[1]	0.13%	[1]
Risk-free rate, maximum	0.81%	[1]	1.12%	[1]	1.11%	[1]
Expected volatility	46.00%		48.00%		54.00%
Expected dividend yield	1.91%		1.83%		0.96%

[1]	* Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows: 1 year 2 years 3 years 4 years 5 years 6 years 7 years 8 years 9 years 10 years 2013 0.10% 0.10% 0.10% 0.13% 0.20% 0.30% 0.41% 0.55% 0.68% 0.81% 2012 0.12% 0.16% 0.21% 0.29% 0.38% 0.49% 0.63% 0.78% 0.96% 1.12% 2011 0.13% 0.14% 0.18% 0.25% 0.36% 0.47% 0.59% 0.76% 0.94% 1.11%

Risk-Free Rate for Periods Within Contractual Term of Share Option Based on Japanese Government Bond Yield Curve in Effect at Time of Grant (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
1 year
Stockholders Equity Note [Line Items]
Risk-free rate	0.10%	0.12%	0.13%
2 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.10%	0.16%	0.14%
3 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.10%	0.21%	0.18%
4 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.13%	0.29%	0.25%
5 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.20%	0.38%	0.36%
6 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.30%	0.49%	0.47%
7 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.41%	0.63%	0.59%
8 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.55%	0.78%	0.76%
9 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.68%	0.96%	0.94%
10 years
Stockholders Equity Note [Line Items]
Risk-free rate	0.81%	1.12%	1.11%

Component of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized holding gains on securities available for sale, Current period other comprehensive income (loss)	¥ 4,690	¥ 725	¥ 1,978
Net unrealized holding gains (losses) on derivative instruments, Current period other comprehensive income (loss)	555	(1,506)	(26)
Total accumulated other comprehensive loss, beginning balance	(142,389)
Total accumulated other comprehensive loss, ending balance	(43,440)	(142,389)
Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, beginning balance	(131,009)	(122,286)	(85,056)
Foreign currency translation adjustments, Current period other comprehensive income (loss)	92,176	(8,723)	(37,230)
Foreign currency translation adjustments, ending balance	(38,833)	(131,009)	(122,286)
Net unrealized holding gains on securities available for sale, beginning balance	16,829	16,104	14,126
Net unrealized holding gains on securities available for sale, Current period other comprehensive income (loss)	4,690	725	1,978
Net unrealized holding gains on securities available for sale, ending balance	21,519	16,829	16,104
Pension liability adjustments, beginning balance	(26,338)	(24,406)	(24,315)
Pension liability adjustments, Current period other comprehensive income (loss)	1,503	(1,932)	(91)
Pension liability adjustments, ending balance	(24,835)	(26,338)	(24,406)
Net unrealized holding gains (losses) on derivative instruments, beginning balance	(1,871)	(471)	(389)
Net unrealized holding gains (losses) on derivative instruments, Current period other comprehensive income (loss)	580	(1,400)	(82)
Net unrealized holding gains (losses) on derivative instruments, ending balance	(1,291)	(1,871)	(471)
Total accumulated other comprehensive loss, beginning balance	(142,389)	(131,059)	(95,634)
Total accumulated other comprehensive loss, Current period other comprehensive income (loss)	98,949	(11,330)	(35,425)
Total accumulated other comprehensive loss, ending balance	¥ (43,440)	¥ (142,389)	¥ (131,059)

Other Comprehensive Income (Loss) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments transferred to non controlling interests not recognized in other comprehensive income (loss)	¥ 36	¥ 7
Pension Liability adjustments transferred to non-controlling interests not recognized in Other Comprehensive Income (Loss)	¥ 2

Components of Other Comprehensive Income (Loss) and Adjustments Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign currency translation adjustments, Tax (expense) benefit
Foreign currency translation adjustments, Net unrealized gains (loss), Tax (expense) benefit	¥ 220	¥ (591)	¥ (493)
Net unrealized holding gains (loss) on securities available for sale, Tax (expense) benefit
Net unrealized holding gains on securities available for sale, Net unrealized gains, Tax (expense) benefit	2,412	(70)	1,323
Pension liability adjustments, Tax (expense) benefit
Pension liability adjustments, Net unrealized gains (loss), Tax (expense) benefit	1,495	(230)	(1,456)
Net unrealized holding gains (loss) on derivative instruments, Tax (expense) benefit
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Tax (expense) benefit	356	(852)	(54)
Foreign currency translation adjustments, Net of tax
Foreign currency translation adjustments, Net unrealized gains (loss), Net of tax	99,195	(8,952)	(39,529)
Net unrealized holding gains (loss) on securities available for sale, Net of tax
Net unrealized holding gains on securities available for sale, Net unrealized gains, Net of tax	4,690	725	1,978
Pension liability adjustments, Net of tax
Pension liability adjustments, Net unrealized gains (loss), Net of tax	1,440	(1,943)	(91)
Net unrealized holding gains (loss) on derivative instruments, Net of tax
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Net of tax	555	(1,506)	(26)
Other comprehensive income (loss), Net of tax	105,880	(11,676)	(37,668)
Parent
Foreign currency translation adjustments, Pretax
Unrealized holding gains (loss) arising during the year, Pretax	97,769	(9,543)	(40,022)
Less: reclassification adjustment for gains (loss) included in net income, Pretax	1,646
Foreign currency translation adjustments, Net unrealized gains (loss), Pretax	99,415	(9,543)	(40,022)
Net unrealized holding gains on securities available for sale, Pretax:
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Pretax	7,833	3,331	4,172
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income, Pretax	(731)	(2,676)	(871)
Net unrealized holding gains on securities available for sale, Net unrealized gains, Pretax	7,102	655	3,301
Pension liability adjustments, Pretax
Pension liability adjustments, Unrealized holding gains (loss) arising during the year, Pretax	118	(5,198)	(4,308)
Less: Pension liability adjustments, reclassification adjustment for gains (loss) included in net income, Pretax	2,817	3,025	2,761
Pension liability adjustments, Net unrealized gains (loss), Pretax	2,935	(2,173)	(1,547)
Net unrealized holding gains (loss) on derivative instruments, Pretax:
Net unrealized holding gains (loss) on derivative instruments, Changes in fair value of derivatives, Pretax	(7,830)	665	7,395
Net unrealized holding gains (loss) on derivative instruments, Net gains reclassified into earnings, Pretax	8,741	(3,023)	(7,475)
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Pretax	911	(2,358)	(80)
Other comprehensive income (loss), Pretax	110,363	(13,419)	(38,348)
Foreign currency translation adjustments, Tax (expense) benefit
Unrealized holding gains (loss) arising during the year, Tax (expense) benefit	368	591	493
Less: reclassification adjustment for gains (loss) included in net income, Tax (expense) benefit	(588)
Foreign currency translation adjustments, Net unrealized gains (loss), Tax (expense) benefit	(220)	591	493
Net unrealized holding gains (loss) on securities available for sale, Tax (expense) benefit
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Tax (expense) benefit	(2,673)	(1,021)	(1,678)
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income, Tax (expense) benefit	261	1,091	355
Net unrealized holding gains on securities available for sale, Net unrealized gains, Tax (expense) benefit	(2,412)	70	(1,323)
Pension liability adjustments, Tax (expense) benefit
Pension liability adjustments, Unrealized holding gains (loss) arising during the year, Tax (expense) benefit	(697)	1,420	2,706
Less: Pension liability adjustments, reclassification adjustment for gains (loss) included in net income, Tax (expense) benefit	(798)	(1,190)	(1,250)
Pension liability adjustments, Net unrealized gains (loss), Tax (expense) benefit	(1,495)	230	1,456
Net unrealized holding gains (loss) on derivative instruments, Tax (expense) benefit
Net unrealized holding gains (loss) on derivative instruments, Changes in fair value of derivatives, Tax (expense) benefit	2,974	(410)	(2,995)
Net unrealized holding gains (loss) on derivative instruments, Net gains reclassified into earnings, Tax (expense) benefit	(3,330)	1,262	3,049
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Tax (expense) benefit	(356)	852	54
Other comprehensive income (loss), Tax (expense) benefit	(4,483)	1,743	680
Foreign currency translation adjustments, Net of tax
Unrealized holding gains (loss) arising during the year, Net of tax	98,137	(8,952)	(39,529)
Less: reclassification adjustment for gains (loss) included in net income, Net of tax	1,058
Foreign currency translation adjustments, Net unrealized gains (loss), Net of tax	92,176	(8,759)	(37,237)
Net unrealized holding gains (loss) on securities available for sale, Net of tax
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Net of tax	5,160	2,310	2,494
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income, Net of tax	(470)	(1,585)	(516)
Net unrealized holding gains on securities available for sale, Net unrealized gains, Net of tax	4,690	725	1,978
Pension liability adjustments, Net of tax
Pension liability adjustments, Unrealized holding gains (loss) arising during the year, Net of tax	(579)	(3,778)	(1,602)
Less: Pension liability adjustments, reclassification adjustment for gains (loss) included in net income, Net of tax	2,019	1,835	1,511
Pension liability adjustments, Net unrealized gains (loss), Net of tax	1,503	(1,930)	(91)
Net unrealized holding gains (loss) on derivative instruments, Net of tax
Net unrealized holding gains (loss) on derivative instruments, Changes in fair value of derivatives, Net of tax	(4,856)	255	4,400
Net unrealized holding gains (loss) on derivative instruments, Net gains reclassified into earnings, Net of tax	5,411	(1,761)	(4,426)
Net unrealized holding gains (loss) on derivative instruments, Net unrealized gains (loss), Net of tax	580	(1,400)	(82)
Other comprehensive income (loss), Net of tax	¥ 105,880	¥ (11,676)	¥ (37,668)

Sources of Income Before Income Taxes and Equity in Earnings of Affiliated Companies and Sources of Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income before income taxes and equity in earnings of affiliated companies:
Domestic	¥ 54,445	¥ 79,712	¥ 68,682
Foreign	150,158	169,897	151,127
Income before income taxes and equity in earnings of affiliated companies	204,603	249,609	219,809
Current -
Domestic	23,885	16,618	15,391
Foreign	50,743	49,802	42,532
Current	74,628	66,420	57,923
Deferred -
Domestic	(2,627)	8,911	4,885
Foreign	(2,912)	(861)	1,898
Deferred	(5,539)	8,050	6,783
Total	¥ 69,089	¥ 74,470	¥ 64,706

Total Income Taxes Recognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income before income taxes and equity in earnings of affiliated companies	¥ 69,089	¥ 74,470	¥ 64,706
Foreign currency translation adjustments	220	(591)	(493)
Net unrealized holding gains(losses) on securities available for sale	2,412	(70)	1,323
Pension liability adjustments	1,495	(230)	(1,456)
Net unrealized holding gains(losses) on derivative instruments	356	(852)	(54)
Total income taxes	¥ 73,572	¥ 72,727	¥ 64,026

Temporary Differences and Tax Loss Carryforwards which Gave Rise to Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Allowances provided, not yet recognized for tax	¥ 4,537	¥ 5,151
Accrued expenses	38,093	33,801
Investment securities	5,828	5,691
Pension and retirement benefits	11,120	13,619
Property, plant and equipment	10,735	11,066
Inventories	10,783	9,460
Net operating loss carryforwards	19,143	14,265
Research and development expenses	1,376	1,255
Other	12,141	8,170
Total gross deferred tax assets	113,756	102,478
Less valuation allowance	(25,015)	(20,730)
Total deferred tax assets	88,741	81,748
Deferred tax liabilities:
Unrealized holding gains on securities available for sale	11,750	8,776
Property, plant and equipment	10,705	11,267
Intangible assets	10,583	10,584
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,393	4,724
Total deferred tax liabilities	38,431	35,351
Total deferred tax assets	¥ 50,310	¥ 46,397

Net Deferred Tax Assets and Liabilities Reflected on Consolidated Balance Sheet (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes and other current assets	¥ 55,591	¥ 44,825
Deferred income taxes and other assets	13,442	18,835
Deferred income taxes and other current liabilities	(507)	(687)
Deferred income taxes and other liabilities	(18,216)	(16,576)
Total deferred tax assets	¥ 50,310	¥ 46,397

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Valuation allowances			¥ 36,690	¥ 49,081
Net changes in the total valuation allowance	4,285	(15,960)	(12,391)
National corporate tax rate	28.00%	30.00%	30.00%
Inhabitant tax	5.00%	6.00%	6.00%
Approximate deductible enterprise tax	8.00%	8.00%	8.00%
Japanese statutory income tax rate	38.10%	40.80%	40.80%
Undistributed earnings of foreign subsidiaries	1,034,504	951,395
Recognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	5,393	4,724
Net operating loss carryforwards approximately	59,780
Foreign Subsidiaries
Income Taxes [Line Items]
Undistributed earnings of foreign subsidiaries	629,808	538,322
Recognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	1,773	1,211
Unrecognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	19,442	20,138
Fiscal Years Beginning on or After April 1, 2012
Income Taxes [Line Items]
Japanese statutory income tax rate	38.10%
Fiscal Years Beginning on or After April 1, 2015
Income Taxes [Line Items]
Japanese statutory income tax rate	35.70%
Merger Agreement
Income Taxes [Line Items]
Net changes in the total valuation allowance		¥ (12,686)	¥ (13,579)

Differences between Japanese Tax Rates and Effective Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Japanese statutory tax rate	38.10%	40.80%	40.80%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	1.30%	(5.40%)	(4.90%)
Expenses not deductible for tax purposes	0.50%	0.10%	1.50%
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(6.20%)	(6.70%)	(8.30%)
Tax credit for research and development expenses	(1.30%)	0.00%	(1.30%)
Other, net	1.40%	1.00%	1.60%
Effective tax rate	33.80%	29.80%	29.40%

Period Available to Offset Future Taxable Income in each Tax Jurisdiction (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Income Taxes [Line Items]
Within 5 years	¥ 25,339
6 to 20 years	17,575
Indefinite periods	16,866
Total	¥ 59,780

Rent Expenses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
Rent expenses under cancelable and non-cancelable operating leases	¥ 15,437	¥ 15,491	¥ 14,480

Future Minimum Lease Payments under Non-Cancelable Operating Leases and Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases Disclosure [Line Items]
Capital leases, 2014	¥ 4,675
Capital leases, 2015	3,297
Capital leases, 2016	1,515
Capital leases, 2017	367
Capital leases, 2018	187
Capital leases, Thereafter	389
Capital leases, Total minimum lease payments	10,430
Less: amounts representing interest	(454)
Present value of net minimum capital lease payments	9,976
Operating lease commitments, 2014	4,300
Operating lease commitments, 2015	3,047
Operating lease commitments, 2016	2,154
Operating lease commitments, 2017	1,284
Operating lease commitments, 2018	639
Operating lease commitments, Thereafter	1,558
Operating lease commitments, Total minimum lease payments	12,982
Capital leases and operating lease commitments, 2014	8,975
Capital leases and operating lease commitments, 2015	6,344
Capital leases and operating lease commitments, 2016	3,669
Capital leases and operating lease commitments, 2017	1,651
Capital leases and operating lease commitments, 2018	826
Capital leases and operating lease commitments, Thereafter	1,947
Capital leases and operating lease commitments, Total minimum lease payments	¥ 23,412

Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Komatsu Ltd. per Share Computations (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share Disclosure [Line Items]
Net income attributable to Komatsu Ltd.	¥ 126,321	¥ 167,041	¥ 150,752
Weighted average common shares outstanding, less treasury stock	952,376,139	962,919,074	967,803,446
Stock options	902,065	857,871	671,477
Weighted average diluted common shares outstanding	953,278,204	963,776,945	968,474,923
Net income attributable to Komatsu Ltd. per share:
Basic	¥ 132.64	¥ 173.47	¥ 155.77
Diluted	¥ 132.51	¥ 173.32	¥ 155.66

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Liability for discounted and transferred recourse receivables	¥ 406
Maximum amount of undiscounted payments under guarantee	94,776
Commitments for capital investment outstanding	¥ 13,100
Employees with Housing Loan | Minimum
Commitments and Contingencies Disclosure [Line Items]
Contract terms under guarantee	10 years
Employees with Housing Loan | Maximum
Commitments and Contingencies Disclosure [Line Items]
Contract terms under guarantee	30 years
Loans Related to Affiliated Companies, Customers and Other Companies | Minimum
Commitments and Contingencies Disclosure [Line Items]
Contract terms under guarantee	1 year
Loans Related to Affiliated Companies, Customers and Other Companies | Maximum
Commitments and Contingencies Disclosure [Line Items]
Contract terms under guarantee	11 years

Change in Accrued Product Warranty Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Balance at beginning of year	¥ 30,534	¥ 28,531
Addition	25,624	28,234
Utilization	(27,412)	(26,211)
Other	2,454	(20)
Balance at end of year	¥ 31,200	¥ 30,534

Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Income included in accumulated other comprehensive income (loss) that will be reclassified into earnings within twelve months	¥ 1,000

Notional Principal Amounts of Derivative Financial Instruments Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Forwards and options:
Sale of foreign currencies	¥ 130,060	¥ 129,282
Purchase of foreign currencies	39,904	78,859
Option contracts
Forwards and options:
Notional principal amount		247
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Forwards and options:
Notional principal amount	¥ 103,182	¥ 83,014

Fair Value of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	¥ 839	¥ 3,845
Derivative liabilities, Estimated fair value	12,149	9,720
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	2,126	1,177
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	85	1,702
Derivative liabilities, Estimated fair value	7,447	6,433
Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	43	1,681
Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	2,479	5,578
Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	3,905	105
Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	42	21
Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	1,063	750
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	754	2,143
Derivative liabilities, Estimated fair value	4,702	3,287
Not Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	463	569
Not Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	1
Not Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	3,628	2,805
Not Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	11	55
Not Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	2	1,102
Not Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	288	467
Not Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	791	418
Not Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	272	9
Not Designated as Hedging Instrument | Option contracts | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value		¥ 5

Effects of Derivative Instruments on Consolidated Statements of Income (Detail) (Cash Flow Hedging, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in OCI on derivatives	¥ (7,830)	[1]	¥ 665	[1]	¥ 7,395	[1]
Amount of gains (losses) reclassified from accumulated OCI into income	(8,741)	[1]	3,023	[1]	7,475	[1]
Amount of gains (losses) recognized in income on derivatives
Forward Contracts | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in OCI on derivatives	(7,737)	[1]	665	[1]	7,195	[1]
Amount of gains (losses) reclassified from accumulated OCI into income	(8,741)	[1]	2,645	[1]	7,475	[1]
Amount of gains (losses) recognized in income on derivatives
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in OCI on derivatives	(93)	[1]			200	[1]
Amount of gains (losses) reclassified from accumulated OCI into income			378	[1]
Amount of gains (losses) recognized in income on derivatives

[1]	* OCI stands for other comprehensive income (loss).

Derivative Instruments Not Designated as Hedging Instruments Relationships (Detail) (Not Designated as Hedging Instrument, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	¥ (5,378)	¥ (5,866)	¥ 941
Forward Contracts | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	(5,737)	329	(1,411)
Option contracts | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	(4)	0	(9)
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	579	(5,995)	2,816
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gains (losses) recognized in income on derivatives	¥ (216)	¥ (200)	¥ (455)

Carrying Amounts and Estimated Fair Values of Financial Instruments including Financial Instruments Not Qualifying as Hedge (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Carrying amount	¥ 93,620	¥ 83,079	¥ 84,224	¥ 82,429
Time deposits, Carrying amount	217	907
Trade notes and accounts receivable, Carrying amount	606,904	559,749
Long-term trade receivables, Carrying amount	235,825	184,294
Investment securities, marketable equity securities, Carrying amount	50,954	45,933
Short-term debt, Carrying amount	205,156	215,824
Trade notes, bills and accounts payable, Carrying amount	226,275	273,460
Long-term debt, including current portion, Carrying amount	474,607	431,976
Cash and cash equivalents, Estimated fair value	93,620	83,079
Time deposits, Estimated fair value	217	907
Trade notes and Accounts Receivable, Estimated fair value	606,904	559,749
Long-term trade receivables, Estimated fair value	235,825	184,294
Investment securities, marketable equity securities, Estimated fair value	50,954	45,933
Short-term debt, Estimated fair value	205,156	215,824
Trade notes, bills and accounts payable, Estimated fair value	226,275	273,460
Long-term debt, including current portion, Estimated fair value	469,444	429,357
Derivative liabilities, Estimated fair value	12,149	9,720
Option and Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets, Carrying amount	507	2,255
Derivative liabilities, Carrying amount	10,023	8,543
Derivative assets, Estimated fair value	507	2,255
Derivative liabilities, Estimated fair value	10,023	8,543
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets, Carrying amount	332	1,590
Derivative liabilities, Carrying amount	2,126	1,177
Derivative assets, Estimated fair value	332	1,590
Derivative liabilities, Estimated fair value	¥ 2,126	¥ 1,177

Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	¥ 50,954	¥ 45,933
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	332	1,590
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset	51,793	49,778
Other	76,878	53,855
Total liabilities	89,027	63,575
Fair Value, Measurements, Recurring | Manufacturing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	28,061	27,172
Fair Value, Measurements, Recurring | Financial Services
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	19,299	16,166
Fair Value, Measurements, Recurring | Other Available for sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	3,594	2,595
Fair Value, Measurements, Recurring | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	507	2,250
Derivatives liabilities	10,023	8,543
Fair Value, Measurements, Recurring | Option contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets		5
Fair Value, Measurements, Recurring | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	332	1,590
Derivatives liabilities	2,126	1,177
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset	50,954	45,933
Fair Value, Measurements, Recurring | Level 1 | Manufacturing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	28,061	27,172
Fair Value, Measurements, Recurring | Level 1 | Financial Services
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	19,299	16,166
Fair Value, Measurements, Recurring | Level 1 | Other Available for sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available for sale	3,594	2,595
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset	839	3,845
Other	76,239	53,103
Total liabilities	88,388	62,823
Fair Value, Measurements, Recurring | Level 2 | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	507	2,250
Derivatives liabilities	10,023	8,543
Fair Value, Measurements, Recurring | Level 2 | Option contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets		5
Fair Value, Measurements, Recurring | Level 2 | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives assets	332	1,590
Derivatives liabilities	2,126	1,177
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other	639	752
Total liabilities	¥ 639	¥ 752

Summary of Information about Changes of Level Three (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	¥ (752)	¥ (859)	¥ (2,280)
Total gains or losses (realized/unrealized)	113	107	219
Included in earnings	190	93	6
Included in other comprehensive income (loss)	(77)	14	213
Total purchases, issuances and settlements			1,202
Purchases
Issuances
Settlements			1,202
Balance, end of period	¥ (639)	¥ (752)	¥ (859)

Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value Measurements [Line Items]
Unrealized gains on classified Level 3 liabilities recognized in earnings	¥ 190	¥ 93	¥ 6
Other investment securities, book value	4,411
Other investment securities, fair value	425
Impairment loss on other investment securities	¥ 3,986

Business Segment and Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Segment	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Number of operating segments	2
Amortization of long-term prepaid expenses	¥ 1,317	¥ 1,091	¥ 1,025

Operating Segments and Geographic Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net sales	¥ 1,884,991	¥ 1,981,763	¥ 1,843,127
Segment profit	215,173	263,070	241,795
Corporate expenses and elimination	(1,161)	(4,407)	(6,823)
Assets	2,517,857	2,320,529	2,149,137
Total profit	214,012	258,663	234,972
Depreciation and amortization	88,005	89,015	88,442
Impairment loss on long-lived assets	1,907	3,106	5,142
Capital investment	136,962	122,038	97,738
Other operating income (expenses), net	(503)	786	(6,901)
Operating income	211,602	256,343	222,929
Interest and dividend income	4,277	3,776	4,493
Interest expense	(8,236)	(7,784)	(6,475)
Other, net	(3,040)	(2,726)	(1,138)
Income before income taxes and equity in earnings of affiliated companies	204,603	249,609	219,809
Construction, Mining and Utility Equipment Segment
Segment Reporting Information [Line Items]
Net sales	1,679,579	1,744,273	1,618,081
Segment profit	208,951	246,291	220,830
Assets	2,195,232	1,965,406	1,859,004
Depreciation and amortization	78,589	80,521	80,780
Impairment loss on long-lived assets	1,153	2,330	4,969
Capital investment	127,706	115,518	92,049
Construction, Mining and Utility Equipment Segment | Revenues From External Customers
Segment Reporting Information [Line Items]
Net sales	1,677,049	1,739,348	1,615,689
Construction, Mining and Utility Equipment Segment | Intersegment Elimination
Segment Reporting Information [Line Items]
Net sales	2,530	4,925	2,392
Industrial Machinery and Others Segment
Segment Reporting Information [Line Items]
Net sales	216,291	251,139	238,354
Segment profit	6,222	16,779	20,965
Assets	282,342	278,232	270,736
Depreciation and amortization	9,416	8,494	7,662
Impairment loss on long-lived assets	754	776	173
Capital investment	9,256	6,520	5,689
Industrial Machinery and Others Segment | Revenues From External Customers
Segment Reporting Information [Line Items]
Net sales	207,942	242,415	227,438
Industrial Machinery and Others Segment | Intersegment Elimination
Segment Reporting Information [Line Items]
Net sales	8,349	8,724	10,916
Corporate Eliminations
Segment Reporting Information [Line Items]
Net sales	(10,879)	(13,649)	(13,308)
Assets	¥ 40,283	¥ 76,891	¥ 19,397

Impairment Loss on Long-Lived Assets and Goodwill Recorded in each Segment Asset (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Impairment loss on long-lived assets	¥ 1,907	¥ 3,106	¥ 5,142
Construction, Mining and Utility Equipment Segment
Segment Reporting Information [Line Items]
Impairment loss on long-lived assets	1,153	2,330	4,969
Industrial Machinery and Others Segment
Segment Reporting Information [Line Items]
Impairment loss on long-lived assets	¥ 754	¥ 776	¥ 173

Net Sales Determined by Customer Location (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Net sales	¥ 1,884,991	¥ 1,981,763	¥ 1,843,127
Sale to External Customers by Sales Destination | JAPAN
Segment Reporting Disclosure [Line Items]
Net sales	380,024	402,505	349,184
Sale to External Customers by Sales Destination | Americas
Segment Reporting Disclosure [Line Items]
Net sales	561,962	460,814	397,427
Sale to External Customers by Sales Destination | Europe and Cis
Segment Reporting Disclosure [Line Items]
Net sales	203,878	207,848	165,418
Sale to External Customers by Sales Destination | China
Segment Reporting Disclosure [Line Items]
Net sales	156,030	270,017	428,208
Sale to External Customers by Sales Destination | Oceania and Asia Excluding Japan and China
Segment Reporting Disclosure [Line Items]
Net sales	454,394	513,575	398,366
Sale to External Customers by Sales Destination | Middle East And Africa
Segment Reporting Disclosure [Line Items]
Net sales	¥ 128,703	¥ 127,004	¥ 104,524

Net Sales Determined by Geographic Origin and Property, Plant and Equipment Determined Based on Physical Location (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Net sales	¥ 1,884,991	¥ 1,981,763	¥ 1,843,127
Property, plant and equipment	585,220	529,656	508,387
JAPAN
Segment Reporting Disclosure [Line Items]
Net sales	622,121	723,568	641,502
Property, plant and equipment of domicile country	367,610	356,424	354,797
Americas
Segment Reporting Disclosure [Line Items]
Net sales	534,781	436,300	391,380
Property, plant and equipment of foreign countries	85,499	67,350	63,972
Europe and Cis
Segment Reporting Disclosure [Line Items]
Net sales	203,668	217,085	175,217
Property, plant and equipment of foreign countries	32,015	29,483	29,868
China
Segment Reporting Disclosure [Line Items]
Net sales	122,373	196,537	332,581
Other Countries
Segment Reporting Disclosure [Line Items]
Net sales	402,048	408,273	302,447
Property, plant and equipment of foreign countries	¥ 100,096	¥ 76,399	¥ 59,750

Deferred Income Taxes and Other Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepaid expenses	¥ 8,923	¥ 8,601
Affiliated companies	565	664
Other	33	1,144
Total	598	1,808
Deferred income taxes	55,591	44,825
Other	92,556	89,044
Total	¥ 157,668	¥ 144,278

Deferred Income Taxes and Other Current Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Accrued expenses	¥ 96,815	¥ 84,264
Advances received	32,324	49,180
Deferred income taxes	507	687
Other	102,479	97,643
Total	¥ 232,125	¥ 231,774

Research and Development Expenses and Advertising Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	¥ 60,788	¥ 54,843	¥ 49,005
Advertising costs	¥ 2,452	¥ 2,357	¥ 2,627

Shipping and Handling Costs Included in Selling, General and Administrative Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Shipping and handling costs	¥ 41,849	¥ 45,231	¥ 37,706

Supplementary Information to Statements of Income - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component Of Operating Cost And Expense [Line Items]
Impairment loss on long-lived assets	¥ 1,907	¥ 3,106	¥ 5,142
Reorganization cost			¥ 3,771

Other Operating Income (Expenses), Net (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Gain on sale of property	¥ 764		¥ 1,294		¥ 2,432
Loss on disposal or sale of fixed assets	(2,064)	[1]	(2,487)	[1]	(1,553)	[1]
Other	797	[1]	1,979	[1]	(7,780)	[1]
Total	¥ (503)		¥ 786		¥ (6,901)

[1]	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million, ¥2,787 million respectively resulted from the Great East Japan Earthquake.

Other Operating Income (Expenses), Net (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Loss on disposal or sale of fixed assets	¥ (2,064)	[1]	¥ (2,487)	[1]	¥ (1,553)	[1]
Other	797	[1]	1,979	[1]	(7,780)	[1]
Earthquake
Component of Operating Other Cost and Expense [Line Items]
Loss on disposal or sale of fixed assets					73
Other					¥ 2,787

[1]	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million, ¥2,787 million respectively resulted from the Great East Japan Earthquake.

Other Expenses, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Components of Other Income (Expense) [Line Items]
Installment receivables	¥ 329	¥ 289	¥ 503
Other	2,732	2,632	2,670
Dividends	1,216	855	1,320
Interest expense	(8,236)	(7,784)	(6,475)
Impairment loss and net gain (loss) from sale of investment securities	(3,058)	(2,516)	(54)
Exchange gain (loss), net	1,214	3,864	(4,193)
Other	(1,196)	(4,074)	3,109
Total	¥ (6,999)	¥ (6,734)	¥ (3,120)

Valuation and Qualifying Accounts Deducted from Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of fiscal period	¥ 15,243	¥ 15,793	¥ 14,941
Charged to costs and expenses	3,050	2,105	5,307
Charged to other accounts	118	255	1,068
Deductions	417	2,910	5,523
Balance at end of fiscal period	17,994	15,243	15,793
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of fiscal period	20,730	36,690	49,081
Charged to costs and expenses	4,423	1,961	7,596
Charged to other accounts	1,729	276
Deductions	1,867	18,197	19,987
Balance at end of fiscal period	¥ 25,015	¥ 20,730	¥ 36,690